UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                   FORM N-Q
                       QUARTERLY SCHEDULE OF PORTFOLIO
                            HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number: 811-05010

                             THE HUNTINGTON FUNDS
              (Exact name of registrant as specified in charter)
           5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
             (Address of principal executive offices) (Zip code)
                             Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287
                   (Name and address of agent for service)

                                  Copies to:
                           David C. Mahaffey, Esq.
                             Sullivan & Worcester
                             1666 K Street, N.W.
                             Washington, DC 20006

Registrant's telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005


Item 1. Schedule of Investments.

Huntington Florida Tax-Free Money Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


       Principal           Security
       Amount or Shares    Description                                                                                       Value

Municipal Bonds  (96.9%):
Florida  (95.1%):
       $1,050,000          Aluchua County, FL, Health Facilities Authority Revenue, (LOC-                               $1,050,000
                           Suntrust Bank), 2.820%, 12/1/12 **
       100,000             Broward County, FL, Educational Facilities Authority Revenue, (LOC-                             100,000
                           Bank of America), 2.820%, 4/1/24 **
       1,100,000           Broward County, FL, Educational Facilities Authority Revenue,                                 1,100,001
                           (LOC-Citibank N.A.), 2.750%, 11/1/31**
       850,000             Broward County, FL, Housing Finance Authority Multifamily                                       850,000
                           Revenue, (Fannie Mae Ins), 2.750%, 5/15/27 **
       500,000             Broward County, FL, School District, Series A, Refunding, G.O., 5.000%,                         505,128
                           2/15/06
       1,000,000           Collier County, FL, Educational Facilities Revenue, (LOC- Fifth Third                         1,000,001
                           Bank), 2.750%, 4/1/28 **
       1,000,000           Collier County, FL, Health Facilities Authority Revenue, (LOC- J.P.                           1,000,000
                           Morgan Chase), 2.800%, 1/1/35 **
       500,000             Dade County, FL, Water & Sewer Systems Revenue, (FGIC Ins),                                     500,000
                           2.730%, 10/5/22 **
       295,000             Flagler County, FL, Public Improvements, G.O., (MBIA Ins),                                      295,428
                           3.000%, 7/1/06
       1,000,000           Flagler County, FL, School District Notes, G.O., 3.000%, 6/15/06                              1,002,064
       150,000             Florida Higher Educational Facilities Financing Authority Revenue, (LOC-                        150,000
                           Suntrust Bank), 2.820%, 1/1/19 **
       250,000             Florida State Board of Education (LOC- J.P. Morgan Chase), 4.000%,                              252,200
                           6/1/06
       1,000,000           Gulf Coast University, FL, Capital Improvements Revenue, (LOC-                                1,000,000
                           Wachovia Bank), 2.790%, 12/1/33 **
       400,000             Halifax, FL, Health Care Facilities Revenue, (LOC-Bank of America                               400,000
                           N.A.), 2.770%, 12/1/13 **
       200,000             Highlands County, FL, Infrastructure Sales Surtax Revenue, (AMBAC Ins),                         200,109
                            2.800%, 11/1/05
       500,000             Hillsborough County, FL, Aviation Authority Refunding Revenue, (LOC-                            500,000
                           General Electric Capital Corp.), 2.820%, 12/1/30 **
       500,000             Indian River County, FL, School Board Revenue, BAN, 3.000%, 12/23/05                            501,114
       1,100,000           Jacksonville, FL, Electric Authority Revenue, Series B, (LOC-Bank of                          1,100,000
                           America), 2.760%, 10/1/34 **
       200,000             Jacksonville, FL, Health Facilities Authority Revenue, (LOC- Bank of                            200,000
                           America), 2.820%, 8/15/33 **
       1,000,000           Jacksonville, FL, Health Facilities Authority Revenue, (MBIA Ins),                            1,000,000
                           2.720%, 8/15/19 **
       300,000             Jacksonville, FL, Health Facilities Authority Revenue, Genesis                                  300,000
                           Rehabilitation Hospital, (LOC-Bank of America), 2.820%, 5/1/21 **
       155,000             Lauderhill, FL, Water & Sewer Refunding Revenue, (FSA Ins),                                     155,000
                           3.375%, 10/1/05
       700,000             Maitland, FL, G.O., (MBIA Ins), 3.000%, 7/1/06                                                  702,150
       615,000             Manatee County, FL, Public Improvements Revenue, (FGIC Ins),                                    615,000
                           2.000%, 10/1/05
       700,000             Orange County, FL, Health Facilities Authority Revenue, (LOC-Suntrust                           700,000
                           Bank), 2.780%, 11/15/14 **
       200,000             Orange County, FL, School Board, Certificate Participation, Series B,                           200,000
                           (MBIA Ins), 2.800%, 8/1/27 **
       1,100,000           Orlando & Orange County, FL, Expressway Revenue, 2.700%, 7/1/25**                             1,100,000
       900,000             Palm Beach County, FL, Educational Facility Authority Revenue,                                  900,000
                           (LOC-Bank of America), 2.800%, 12/1/31 **
       500,000             Palm Beach County, FL, Housing Finance Authority Revenue,                                       500,000
                           (LOC-Credit Suisse First Boston), 2.750%, 11/1/07 **
       200,000             Palm Beach County, FL, Revenue, (LOC-Northern Trust Company),                                   200,000
                           2.790%, 5/1/25 **
       1,050,000           Palm Beach County, FL, Revenue, (LOC-Northern Trust Company),                                 1,050,000
                           2.790%, 3/1/30 **
       700,000             Palm Beach County, FL, Revenue, Henry Morrison Flagler Project,                                 700,000
                           (LOC-Northern Trust Company), 2.790%, 11/1/36 **
       600,000             Palm Beach County, FL, School Board Certificate Participation, Series                           600,000
                           B, (FSA Ins), 2.740%, 8/1/27 **
       700,000             Pinellas County, FL, Health Facilities Authority Refunding                                      700,000
                           Revenue, (AMBAC Ins), 2.830%, 12/1/15 **
       700,000             Sarasota County, FL, Hospital Improvements Revenue, Series A,                                   700,000
                           (AMBAC Ins), 2.950%, 7/1/37 **
       800,000             The University of North Florida Foundation, Inc., (LOC-First Union                              800,000
                           National Bank), 2.820%, 5/1/28 **
       100,000             Volusia County, FL, Housing Finance Authority Refunding                                         100,000
                                                                                                                           -------
                           Revenue, (Fannie Mae Ins), 2.760%, 1/15/32 **
                                                                                                                        22,728,195
                                                                                                                        ----------
Ohio  (1.6%):
       130,000             Canal Winchester, OH, Local School District, Series A, Refunding, G.O.,                         130,084
                           (FSA Ins), 3.000%, 12/1/05
       240,000             Southwest Licking, OH, Local School District, G.O., (FGIC Ins), 7.100%,                         246,732
                                                                                                                           -------
                           12/1/16                                                                                         376,816
                                                                                                                        ----------

Washington  (0.2%):
       50,000              Spokane, WA, Refunding, G.O., (FGIC Ins), 3.000%, 12/1/05                                        50,040
                                                                                                                            ------
Total Municipal Bonds (Cost $23,155,051)                                                                                23,155,051
                                                                                                                        ----------

Cash Equivalent  (3.0%):
       708,526             Fidelity Institutional Tax-Exempt Fund**                                                        708,526
                                                                                                                           -------
Total Cash Equivalent (Cost $708,526)                                                                                      708,526
                                                                                                                           -------



Total Investments (Cost $23,863,577) (a)   -   99.9%                                                                    23,863,577
Other Assets in Excess of Liabilities   -   0.1%                                                                            35,797
                                                                                                                            ------

NET ASSETS   -   100.0%                                                                                                $23,899,374
                                                                                                                        ==========
------------
See Notes to Portfolio of Investments.


Huntington Money Market Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


     Principal             Security
     Amount or Shares      Description                                                                                       Value

U.S. Government Agencies (87.1%): Federal Agricultural Mortgage Corporation (11.5%):
     $20,000,000           3.500%, 10/28/05                                                                            $19,947,500
     20,000,000            3.640%, 11/28/05                                                                             19,882,711
     15,000,000            3.720%, 12/19/05                                                                             14,877,550
     15,000,000            3.790%, 12/29/05                                                                             14,859,640
     15,000,000            3.760%, 12/30/05                                                                             14,859,000
                                                                                                                        ----------
                                                                                                                        84,426,401
                                                                                                                        ----------
Federal Farm Credit Bank  (12.8%):
     26,000,000            3.450%, 10/5/05                                                                              25,990,033
     18,000,000            3.570%, 10/14/05                                                                             17,976,795
     20,000,000            3.580%, 10/18/05                                                                             19,966,189
     15,000,000            3.590%, 10/31/05                                                                             14,955,125
     15,000,000            3.570%, 11/18/05                                                                             14,928,600
                                                                                                                        ----------
                                                                                                                        93,816,742
                                                                                                                        ----------
Federal Home Loan Bank  (24.1%):
     15,000,000            3.560%, 10/7/05                                                                              14,991,113
     25,000,000            3.560%, 10/11/05                                                                             24,975,278
     15,000,000            3.520%, 10/21/05                                                                             14,970,667
     15,000,000            3.540%, 10/26/05                                                                             14,963,177
     15,000,000            3.540%, 11/4/05                                                                              14,949,850
     17,000,000            3.590%, 11/14/05                                                                             16,925,408
     15,000,000            3.650%, 11/23/05                                                                             14,919,396
     15,000,000            3.800%, 12/23/05                                                                             14,868,410
     10,000,000            3.625%, 6/14/06                                                                              10,000,000
     35,000,000            3.440% - 3.520%, 10/3/05                                                                     34,993,221
                                                                                                                        ----------
                                                                                                                       176,556,520
                                                                                                                        ----------
Federal Home Loan Mortgage Corporation  (28.4%):
     15,000,000            3.390%, 10/4/05                                                                              14,995,763
     15,000,000            3.420%, 10/11/05                                                                             14,985,750
     15,000,000            3.440%, 10/18/05                                                                             14,975,633
     15,000,000            3.570%, 10/31/05                                                                             14,955,375
     5,796,000             3.550%, 11/3/05                                                                               5,777,139
     13,850,000            3.640%, 11/8/05                                                                              13,796,785
     19,000,000            3.590%, 11/15/05                                                                             18,914,738
     15,000,000            3.650%, 11/21/05                                                                             14,922,438
     15,000,000            3.590%, 11/22/05                                                                             14,922,217
     10,000,000            3.590%, 11/29/05                                                                              9,941,164
     10,000,000            3.660%, 12/13/05                                                                              9,925,783
     15,000,000            3.720%, 12/20/05                                                                             14,876,000
     15,000,000            3.800%, 12/27/05                                                                             14,862,250
     30,000,000            3.480% - 3.670%, 10/25/05                                                                    29,928,499
                                                                                                                        ----------
                                                                                                                       207,779,534
                                                                                                                        ----------
Federal National Mortgage Association  (10.3%):
     15,000,000            3.430%, 10/12/05                                                                             14,984,279
     15,000,000            3.490%, 10/17/05                                                                             14,976,733
     15,000,000            3.460%, 10/19/05                                                                             14,974,050
     30,550,000            3.410% - 3.460%, 10/5/05                                                                     30,538,339
                                                                                                                        ----------
                                                                                                                        75,473,401
Total U.S. Government Agencies (Cost $638,052,598)                                                                     638,052,598
                                                                                                                       -----------

Commercial Papers  (5.4%):
     20,000,000            Bank of America Corp., 3.860%, 11/30/05                                                      19,871,333
     20,000,000            Morgan Stanley Dean Witter & Co., 3.900%, 10/3/05                                            19,995,667
                                                                                                                        ----------
Total Commercial Papers (Cost $39,867,000)                                                                              39,867,000
                                                                                                                        ----------

Repurchase Agreement  (7.0%):
     50,926,900            Morgan Stanley Dean Witter & Co., 3.680%, dated 9/30/05,                                     50,926,900
                                                                                                                        ----------
                           Due 10/3/05, repurchase price $50,942,518 (Fully
                           Collateralized by U.S. Treasury securities)
Total Repurchase Agreement (Cost $50,926,900)                                                                           50,926,900
                                                                                                                        ----------

Cash Equivalent  (0.7%):
     5,000,000             Meeder Institutional Money Market Fund                                                        5,000,000
                                                                                                                         ---------
Total Cash Equivalent (Cost $5,000,000)                                                                                  5,000,000
                                                                                                                         ---------



Total Investments (Cost $733,846,498) (a)   -   100.2%                                                                 733,846,498
Liabilities in Excess of Other Assets   -   (0.2)%                                                                     (1,734,903)
                                                                                                                       -----------

NET ASSETS   -   100.0%                                                                                               $732,111,595
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.


Huntington Ohio Municipal Money Market Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


     Principal             Security
     Amount or Shares      Description                                                                                       Value

Municipal Bonds  (92.7%):
     $2,500,000            Akron, OH, Hospital District Revenue, Series B, (LOC-Bank One                                $2,500,000
                           N.A.), 2.780%, 11/1/34 **
     2,000,000             Ashland, OH, Various Purpose Improvement Notes, G.O., 4.000%,                                 2,012,552
                           5/25/06
     900,000               Beaver Creek, OH, G.O., BAN, 2.750%, 12/28/05                                                   901,060
     1,200,000             Bexley, OH, G.O., BAN, 3.250%, 5/4/06                                                         1,202,403
     150,000               Brunswick OH, G.O., 5.000%, 12/1/05                                                             150,650
     1,990,000             Brunswick, OH, Storm Water Drainage Systems Notes, G.O.,                                      2,005,546
                           4.250%, 5/24/06
     1,000,000             Brunswick, OH, Water Distribution Systems Improvement Notes, G.O.,                            1,001,531
                           4.000%, 11/22/05
     800,000               Butler County, OH, Hospital Facilities Revenue, (Middletown                                     800,000
                           Regional Hospital), (LOC - Bank One N.A.), 2.770%, 11/1/10 **
     2,200,000             Canal Winchester, OH, Local School District, G.O., 2.750%, 12/21/05                           2,202,144
     1,800,000             Cincinnati & Hamilton County, OH, Port Authority,Revenue, Kenwood                             1,800,000
                           Office Associate Project, (LOC-Fifth Third Bank), 2.890%, 9/1/25 **
     2,000,000             Cleveland, OH, Airport System Revenue, (FSA Ins), 2.770%, 1/1/31**                            2,000,000
     1,000,000             Cleveland, OH, Cuyahoga County Port Authority Revenue, 2.780%,                                1,000,000
                           1/1/34 **
     1,950,000             Cleveland, OH, Waterworks Revenue, (FGIC Ins), 2.750%, 1/1/33**                               1,950,000
     100,000               Columbus, OH, Airport Authority Revenue, (LOC- U.S. Bank), 2.770%,                              100,000
                           7/1/35 **
     260,000               Columbus, OH, G.O., (Westdeutsche Landesbank Ins),                                              260,000
                           2.720%, 12/1/17 **
     5,350,000             Columbus, OH, Regulation Airport Authority Revenue, (LOC- U.S.                                5,350,000
                           Bank), 2.770%, 3/1/34 **
     2,260,000             Columbus, OH, Regulation Airport Authority Revenue, Series A,                                 2,260,000
                           (LOC-U.S. Bank N.A.), 2.770%, 1/1/30 **
     3,700,000             Columbus, OH, Sewer Improvements Refunding Revenue,                                           3,700,000
                           2.750%, 6/1/11 **
     2,000,000             Cuyahoga County, OH, Cleveland Clinic, Various Revenue, Subseries                             2,000,000
                           B1, 2.860%, 1/1/39 **
     850,000               Dover, OH, Sewer Improvements, G.O., 2.100%, 10/20/05                                           850,108
     1,000,000             Dublin, OH, City School District, G.O., BAN, 2.120%, 10/13/05                                 1,000,106
     520,000               Fairfield County, OH, G.O., BAN, 2.700%, 12/15/05                                               520,469
     2,000,000             Fairfield County, OH, Wastewater Systems, G.O., BAN, 4.000%,                                  2,016,805
                           8/30/06
     900,000               Fairfield County, OH, Water System Improvements, G.O., BAN, 3.300%,                             902,918
                           4/6/06
     100,000               Fairfield County, OH, Local School District, G.O., (AMBAC Ins), 3.000%, 12/1/05                 100,098
     3,030,000             Franklin County, OH, Hospital Revenue, 2.740%, 12/1/20 **                                     3,030,000
     1,795,000             Franklin County, OH, Hospital Revenue, (Doctors Ohio Health),                                 1,795,000
                           Series B, (LOC-National City Bank), 2.750%, 12/1/28 **
     4,025,000             Franklin County, OH, Hospital Revenue, Ohio Health Corp., Series                              4,025,000
                           D, (LOC-National City Bank), 2.750%, 7/1/29 **
     6,000,000             Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series                              6,000,000
                           A, (LOC-Citibank N.A.), 2.740%, 12/1/21 **
     3,000,000             Franklin County, OH, Industrial Development Revenue, (LOC-Bank                                3,000,000
                           One), 2.730%, 11/1/14 **
     510,000               Franklin County, OH, Revenue, Series C-2, (FGIC Ins), 2.750%,                                   510,000
                           12/1/38 **
     600,000               Geauga County, OH, Library Administration, G.O., 3.000%, 3/2/06                                 601,339
     1,040,000             Greene County, OH, G.O., BAN, .500%, 8/16/06                                                  1,044,584
     425,000               Greene County, OH, G.O., BAN, Series A, (Various), 3.000%, 2/23/06                              425,989
     600,000               Hamilton County Hospital, Ohio, Hospital Facilities Revenue, 2.750%,                            600,000
                           5/15/28 **
     3,000,000             Hamilton County, OH, Economic Development Revenue, (LOC-Fifth                                 3,000,000
                           Third Bank), 2.770%, 11/1/21 **
     2,300,000             Hamilton County, OH, Economic Development Revenue, Xavier High                                2,300,000
                           School Project, (LOC-Fifth Third Bank), 2.750%, 4/1/28 **
     15,145,000            Hamilton County, OH, Hospital Facilities Revenue, 2.750%, 5/15/28**                          15,144,999
     4,285,000             Hamilton County, OH, Hospital Facilities Revenue,  Health Alliance,                           4,285,000
                           Series F, 2.750%, 1/1/18 **
     6,900,000             Hamilton County, OH, Hospital Facilities Revenue, Health Alliance,                            6,900,000
                           Series B, (MBIA Ins), 2.750%, 1/1/18**
     2,250,000             Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC-JP                           2,250,000
                            Morgan Chase Bank), 2.750%, 6/1/27**
     2,000,000             Hamilton County, OH, Industrial Development Revenue, 2.650%,                                  2,000,000
                           10/15/12 **
     2,900,000             Hamilton County, OH, Parking Facility Improvements Revenue,                                   2,900,000
                           (LOC-U.S. Bank), 2.760%, 12/1/26**
     2,000,000             Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus                                  2,000,000
                           Medical Center), Series A, (LOC-National City Bank), 2.770%,
                           12/1/27 **
     1,675,000             Kent State University, OH, Ohio Universities Revenue, (General                                1,675,000
                           Receipts), (MBIA Ins), 2.790%, 5/1/31**
     800,000               Lucas County, OH, Health Care Facilities Refunding Revenue,                                     800,000
                           (Sunset Retirement Communities),
                           Series B, (LOC-Fifth Third Bank), 2.740%, 8/15/30 **
     750,000               Mason, OH, City School District, G.O., 3.500%, 2/9/06                                           753,104
     1,925,000             Mason, OH, Public Improvements, G.O., BAN, 4.000%, 6/29/06                                    1,943,087
     1,450,000             Montgomery County, OH, Health Services, Miami Valley Hospital                                 1,450,000
                           Revenue, Series A (LOC-National City Bank), 2.810%, 11/15/22 **
     1,510,000             Oakwood, OH, G.O., BAN, 2.600%, 12/8/05                                                       1,510,412
     1,125,000             Ohio State Air Quality Development Authority Refunding Revenue, Timken                        1,125,000
                            Project, (LOC-Fifth Third Bank), 2.850%, 11/1/25 **
     1,650,000             Ohio State Air Quality Development Authority Revenue, Ohio Edison                             1,650,000
                           Project, Series A, 2.750%, 2/1/14 **
     2,500,000             Ohio State Air Quality Development Authority, G.O., Series B, 2.740%,                         2,500,000
                           3/15/25 **
     3,150,000             Ohio State Higher Education Facilities Commission Revenue, John                               3,150,000
                            Carroll, Series B, (LOC-Allied Irish Bank PLC), 2.770%, 2/1/32 **
     185,000               Ohio State Higher Education Facilities Common Revenue, (Various                                 185,000
                            Higher Educational - Pooled Financing
                            PG), (LOC-Fifth Third Bank), 2.830%, 9/1/24 **
     2,355,000             Ohio State Higher Education Facilities Revenue, (LOC- Fifth Third                             2,355,000
                           Bank), 2.830%, 9/1/25 **
     1,500,000             Ohio State Higher Education Facilities Revenue, John Carroll                                  1,500,000
                           University, (LOC-Allied Irish Bank PLC), 2.770%, 11/15/31 **
     3,700,000             Ohio State Higher Education Facilities Revenue, Xavier University,                            3,700,000
                           (LOC-Fifth Third Bank), 2.750%, 11/1/30 **
     1,400,000             Ohio State Higher Education Facilities, (LOC-Fifth Third Bank),                               1,400,000
                           2.780%, 9/1/27 **
     1,000,000             Ohio State Higher Education, G.O., 3.000%, 2/1/06                                             1,002,060
     2,600,000             Ohio State Higher Educational Facilities Revenue, Marietta College                            2,600,000
                           Project, 2.770%, 12/1/24 **
     3,060,000             Ohio State University General Receipts Revenue, (Various), 2.590%,                            3,060,000
                            12/1/27 **
     600,000               Ohio State University General Receipts Revenue, (Various), 2.590%,                              600,000
                           12/1/17 **
     2,000,000             Ohio State University, Infrastructure Improvements, Series B, G.O.,                           2,000,000
                           2.750%, 8/1/17 **
     5,000,000             Ohio State University, School Improvements, G.O., Series A,                                   5,000,000
                           2.750%, 3/15/25 **
     550,000               Ohio State Water Development Authority Refunding Revenue,                                       550,000
                           (LOC-Wachovia Bank), 2.780%, 5/1/07 **
     400,000               Ohio State Water Development Authority Revenue, (Various) (MBIA                                 400,000
                           Ins), 2.750%, 12/1/18 **
     245,000               Pickerington, OH, G.O., 3.000%, 3/9/06                                                          245,572
     475,000               Richland County, OH, Bridge & Road Improvement, G.O., 4.000%, 8/8/06                            479,127
     100,000               Richland County, OH, G.O., 2.500%, 12/1/05                                                      100,066
     200,000               Sandusky County, OH, G.O., BAN, 2.200%, 11/30/05                                                200,000
     4,275,000             Scioto County, OH, Hospital Revenue, VHA Center Inc., Capital                                 4,275,000
                           Assets, Series G, 2.750%, 12/1/25**
     500,000               State Air Quality Development Authority, Revenue, 2.820%, 6/1/23**                              500,000
     2,925,000             Toledo, OH, City Services, Special Assessment, (LOC-State Street                              2,925,001
                           Bank), 2.750%, 6/1/07 **
     3,350,000             University Akron, OH, General Receipts Revenue, (FGIC Ins),                                   3,350,001
                           2.750%, 1/1/29 **
     2,300,000             University of Cincinnati, OH, General Receipts Revenue, BAN,                                  2,314,189
                           Series C, 4.000%, 3/28/06
     6,990,000             University of Cincinnati, OH, General Receipts Revenue, Series B,                             6,990,000
                           (Various), (AMBAC Ins), 2.750%, 6/1/31 **
     175,000               Warren County, OH, Sewer Improvement, P&G Co./Lower Miami,                                      177,468
                           G.O., 5.250%, 12/1/08
     275,000               Wilmington, OH, G.O., BAN, 3.750%, 9/29/06                                                      276,722
                                                                                                                           -------
Total Municipal Bonds (Cost $163,140,110)                                                                              163,140,110
                                                                                                                       -----------

Commercial Paper  (6.2%):
     5,000,000             Cuyahoga County, OH, Cleveland Clinic, 2.800%, 1/6/06                                         5,000,000
     6,000,000             Ohio State University, OH, 2.500%, 10/6/05                                                    6,000,000
                                                                                                                         ---------
Total Commercial Paper (Cost $11,000,000)                                                                               11,000,000
                                                                                                                        ----------

Cash Equivalent  (1.2%):
     2,098,285             Fidelity Institutional Tax-Exempt Fund                                                        2,098,285
                                                                                                                         ---------
Total Cash Equivalent (Cost $2,098,285)                                                                                  2,098,285
                                                                                                                         ---------



Total Investments (Cost $176,238,395) (a)   -   100.1%                                                                 176,238,395
Liabilities in Excess of Other Assets   -   (0.1)%                                                                       (131,490)
                                                                                                                         ---------

NET ASSETS   -   100.0%                                                                                               $176,106,905
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.


Huntington U.S.
Treasury Money Market Fund
Portfolio of Investments
September 30, 2005
(Unaudited)


   Principal      Security
   Amount         Description                                                       Value

U.S. Treasury Bills  (57.9%):
   $25,000,000    3.280%, 10/6/05                                             $24,988,617
   10,000,000     3.420%, 1/12/06                                               9,902,164
   30,000,000     3.090% - 3.110%, 10/13/05                                    29,969,005
   25,000,000     3.220% - 3.380%, 12/1/05                                     24,860,912
   25,000,000     3.230% - 3.330%, 10/20/05                                    24,956,820
   25,000,000     3.270% - 3.320%, 10/27/05                                    24,940,583
   20,000,000     3.300% - 3.360%, 11/3/05                                     19,937,914
   25,000,000     3.300% - 3.430%, 12/15/05                                    24,824,063
   20,000,000     3.340% - 3.390%, 12/29/05                                    19,833,595
   25,000,000     3.340% - 3.410%, 11/17/05                                    24,889,563
   30,000,000     3.350% - 3.380%, 12/8/05                                     29,809,577
   25,000,000     3.360% - 3.420%, 11/10/05                                    24,905,722
   35,000,000     3.370% - 3.450%, 11/25/05                                    34,818,079
   30,000,000     3.390% - 3.470%, 12/22/05                                    29,764,284
   25,000,000     3.450% - 3.520%, 1/19/06                                     24,733,097
                                                                               ----------
Total U.S. Treasury Bills (Cost $373,133,995)                                 373,133,995
                                                                              -----------

Repurchase Agreements  (42.4%):
   30,000,000     Bear Stearns, 3.580%, dated                                  30,000,000
                  9/29/05, due 10/6/05, repurchase price
                   $30,020,833 (Fully collateralized by
                  U.S. Treasury securities)
   20,000,000     Bear Stearns, 3.600%, dated                                  20,000,000
                  9/28/05, due 10/5/05, repurchase price
                   $20,014,000 (Fully collateralized by
                  U.S. Treasury securities)
   50,000,000     Credit Suisse First Boston, 3.600%,                          50,000,000
                  dated 9/26/05, due 10/3/05,
                  repurchase price $40,028,000 (Fully
                  collateralized by U.S. Treasury
                  securities)
   50,000,000     J.P. Morgan Chase & Co., 3.000%,                             50,000,000
                  dated 9/30/05, due 10/3/05,
                  repurchase price $50,012,500 (Fully
                  collateralized by U.S. Treasury
                  securities)
   30,000,000     Merrill Lynch & Co., Inc., 3.400%,                           30,000,000
                  dated 9/29/05, due 10/3/05,
                  repurchase price $30,011,333 (Fully
                  collateralized by U.S. Treasury
                  securities)
   53,667,400     Morgan Stanley Dean Witter & Co.,                            53,667,400
                  3.200%, dated 9/30/05, due 10/3/05,
                  repurchase price $53,681,711 (Fully
                  collateralized by U.S. Treasury
                  securities)
   40,000,000     The Goldman Sachs Group, Inc.,                               40,000,000
                                                                               ----------
                  3.590%, dated 9/27/05, due 10/4/05,
                  repurchase price $40,027,922 (Fully
                  collateralized by U.S. Treasury
                  securities)
Total Repurchase Agreements (Cost $273,667,400)                               273,667,400
                                                                              -----------




Total Investments (Cost $646,801,395) (a)   -   100.3%                        646,801,395
Liabilities in Excess of Other Assets   -   (0.3)%                            (1,634,698)
                                                                              -----------

NET ASSETS   -   100.0%                                                      $645,166,697
                                                                             ------------
See Notes to Portfolio of Investments.


Huntington Dividend Capture Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


     Shares or             Security
     Principal Amount      Description                                                                                       Value

Common Stocks  (55.3%):
Consumer Discretionary  (3.5%):
     36,000                Brunswick Corp.                                                                              $1,358,280
     17,000                J.C. Penney Co., Inc.                                                                           806,140
     13,000                Sherwin-Williams Co.                                                                            572,910
     65,000                The Walt Disney Co.                                                                           1,568,450
                                                                                                                         ---------
                                                                                                                         4,305,780
                                                                                                                        ----------
Consumer Staples  (1.0%):
     42,000                SUPERVALU, Inc.                                                                               1,307,040
                                                                                                                         ---------
Energy  (5.1%):
     19,000                ChevronTexaco Corp.                                                                           1,229,870
     33,000                ConocoPhillips                                                                                2,307,030
     44,000                Exxon Mobil Corp.                                                                             2,795,760
                                                                                                                         ---------
                                                                                                                         6,332,660
                                                                                                                        ----------
Financials  (16.8%):
     30,000                Ace Ltd.                                                                                      1,412,100
     44,250                Allstate Corp.                                                                                2,446,583
     45,000                Bank of America Corp.                                                                         1,894,500
     6,500                 Chubb Corp.                                                                                     582,075
     36,000                Hartford Financial Services Group, Inc.                                                       2,778,119
     50,000                Jefferson-Pilot Corp.                                                                         2,558,500
     60,000                KeyCorp                                                                                       1,935,000
     30,000                Lincoln National Corp.                                                                        1,560,600
     37,000                Morgan Stanley Dean Witter & Co.                                                              1,995,780
     30,000                Safeco Corp.                                                                                  1,601,400
     48,000                Wachovia Corp.                                                                                2,284,320
                                                                                                                         ---------
                                                                                                                        21,048,977
                                                                                                                        ----------
Health Care  (4.2%):
     86,000                Bristol-Myers Squibb Co.                                                                      2,069,160
     42,000                PerkinElmer, Inc.                                                                               855,540
     55,000                Pfizer, Inc.                                                                                  1,373,350
     20,000                Wyeth                                                                                           925,400
                                                                                                                           -------
                                                                                                                         5,223,450
                                                                                                                        ----------
Industrials  (3.9%):
     33,000                Burlington Northern Santa Fe Corp.                                                            1,973,400
     16,000                Deere & Co.                                                                                     979,200
     47,000                Louisiana-Pacific Corp.                                                                       1,301,430
     15,000                Raytheon Co.                                                                                    570,300
                                                                                                                           -------
                                                                                                                         4,824,330
                                                                                                                        ----------
Materials  (2.7%):
     18,000                Georgia Pacific Corp.                                                                           613,080
     25,000                Inco Ltd.                                                                                     1,183,750
     44,000                Snap-On, Inc.                                                                                 1,589,280
                                                                                                                         ---------
                                                                                                                         3,386,110
                                                                                                                        ----------
Real Estate Investment Trusts  (10.1%):
     45,000                Bedford Property Investors, Inc.                                                              1,072,800
     11,000                Camden Property Trust                                                                           613,250
     10,000                CBL & Associates Properties, Inc.                                                               409,900
     35,000                Commercial NET Lease Realty                                                                     700,000
     7,500                 Entertainment Properties                                                                        334,725
     35,000                Equity Inns, Inc.                                                                               472,500
     10,000                Equity Office Properties Trust                                                                  327,100
     23,000                Equity Residential Properties Trust                                                             870,550
     23,500                First Industrial Realty Trust, Inc.                                                             941,175
     40,000                Glenborough Realty Trust, Inc.                                                                  768,000
     12,000                Health Care Real Estate Investment Trust, Inc.                                                  445,080
     27,000                Heritage Property Investment                                                                    945,000
     27,000                Home Properties, Inc.                                                                         1,059,750
     70,000                HRPT Properties Trust                                                                           868,700
     7,500                 Kimco Realty Corp.                                                                              235,650
     30,500                New Plan Excel Realty Trust                                                                     699,975
     11,000                Parkway Properties, Inc.                                                                        516,120
     10,000                Simon Property Group, Inc.                                                                      741,200
     22,000                Thornburg Mortgage, Inc. (d)                                                                    551,320
                                                                                                                           -------
                                                                                                                        12,572,795
                                                                                                                        ----------
Technology  (3.5%):
     16,500                Emerson Electric Co.                                                                          1,184,700
     69,000                Intel Corp.                                                                                   1,700,850
     8,000                 Microsoft Corp.                                                                                 205,840
     60,000                Sabre Holdings Corp., Class A                                                                 1,216,800
                                                                                                                         ---------
                                                                                                                         4,308,190
                                                                                                                        ----------
Telecommunications  (2.7%):
     49,000                AT&T Corp.                                                                                      970,200
     70,000                BellSouth Corp.                                                                               1,841,000
     23,000                SBC Communications, Inc.                                                                        551,310
                                                                                                                           -------
                                                                                                                         3,362,510
                                                                                                                        ----------
Utilities  (1.8%):
     22,000                American Electric Power Co., Inc.                                                               873,400
     45,000                Duke Energy Corp.                                                                             1,312,650
                                                                                                                         ---------
                                                                                                                         2,186,050
Total Common Stocks (Cost $64,625,582)                                                                                  68,857,892
                                                                                                                        ----------

Preferred Stocks  (43.0%):
Consumer Discretionary  (1.3%):
     55,000                The Walt Disney Co., 7.000%                                                                   1,416,250
     10,000                Viacom, Inc., 7.250%                                                                            252,800
                                                                                                                           -------
                                                                                                                         1,669,050
                                                                                                                        ----------
Financials  (29.9%):
     60,000                ABN Amro Capital Funding Trust V,                                                             1,466,400
                             5.900%
     80,000                Ace Ltd., Series C, 7.800%                                                                    2,108,000
     24,800                AMBAC Financial Group, 7.000% (d)                                                               632,896
     78,900                ASBC Capital I, 7.625%                                                                        2,059,290
     7,100                 BancWest Capital I, 9.500%                                                                      179,985
     80,000                Citigroup Capital Trust VIII, 6.950%                                                          2,032,000
     54,100                Comerica Capital Trust I, 7.600%                                                              1,377,927
     60,000                Compass Capital, 7.350%                                                                       1,536,000
     19,400                Everest Re Capital Trust, 7.850%                                                                505,370
     50,000                Fleet Capital Trust VII, 7.200%                                                               1,275,000
     29,100                Fleet Capital Trust VIII, 7.200%                                                                746,415
     10,000                Ford Motor Credit, 7.375%                                                                       198,500
     80,200                General Electric Capital Corp., 6.100%                                                        2,041,892
     5,000                 Goldman Sachs Group, Inc., Class A. 3.910%                                                      126,750
     54,000                Hartford Life Capital II, Series B, 7.625%                                                    1,384,020
     63,000                J.P. Morgan Chase & Co., Series X,  7.00%                                                     1,619,730
     60,000                Lehman Brothers Holdings, Inc., 6.500%                                                        1,577,400
     33,000                Lincoln National Capital V, Series E, 7.650%                                                    849,090
     70,000                Merrill Lynch Capital Trust V, 7.280%                                                         1,841,000
     78,000                Morgan Stanley Capital Trust II, 7.250%                                                       2,001,480
     85,000                National Commerce Capital Trust II, 7.700%                                                    2,192,150
     40,000                Partnerre Capital Trust I, 7.900%                                                             1,022,800
     42,300                PLC Capital Trust, 7.250%                                                                     1,097,685
     6,500                 Provident Financial Group, Inc.,      8.375%                                                    175,370
     24,900                RenaissanceRe Holdings Ltd., Series B, 7.300%                                                   627,729
     86,800                SLM Corp., 6.000%                                                                             2,145,696
     69,000                St. Paul Capital Trust, 7.600% (d)                                                            1,782,960
     7,000                 Suntrust Capital IV, 7.125%                                                                     179,340
     6,800                 Torchmark Capital Trust I, 7.750%                                                               176,800
     86,100                Wells Fargo Capital Trust II, 7.000%                                                          2,193,828
                                                                                                                         ---------
                                                                                                                        37,153,503
                                                                                                                        ----------
Health Care  (1.2%):
     58,600                Aetna, Inc., 8.500%                                                                           1,512,466
                                                                                                                         ---------
Real Estate Investment Trusts  (2.4%):
     6,500                 Equity Residential Properties, Series D, 8.600%                                                 173,550
     20,000                HRPT Properties Trust, Series A, 9.875%                                                         514,400
     9,600                 Prologis Trust, Series F, 6.750%                                                                241,920
     10,000                Public Storage, Series F, 6.45%                                                                 241,500
     73,400                Public Storage, Series R, 8.000%                                                              1,876,104
                                                                                                                         ---------
                                                                                                                         3,047,474
                                                                                                                        ----------
Telecommunications  (0.8%):
     35,000                SBC Communications, Inc., 7.000%                                                                886,900
     5,000                 Verizon South, Inc., Series F, 7.000%                                                           127,550
                                                                                                                           -------
                                                                                                                         1,014,450
                                                                                                                        ----------
Utilities  (7.4%):
     50,100                BGE Capital Trust II, 6.200%                                                                  1,267,530
     49,500                Consolidated Edison Co., Inc., 7.500%                                                         1,260,765
     65,000                Dominion CNG Capital Trust I, 7.800%                                                          1,688,050
     22,000                Energy East Capital Trust I, 8.250%                                                             569,800
     85,400                Entergy LA, Inc., 7.600%                                                                      2,170,868
     87,600                Georgia Power Capital, 7.125%                                                                 2,256,576
                                                                                                                         ---------
                                                                                                                         9,213,589
Total Preferred Stocks (Cost $54,740,607)                                                                               53,610,532
                                                                                                                        ----------

Mutual Funds  (0.8%):
Exchange Traded Funds  (0.8%):
     50,000                AMEX Technology SPDR (d)                                                                      1,045,000
                                                                                                                         ---------
Total Mutual Funds (Cost $795,932)                                                                                       1,045,000
                                                                                                                         ---------

Cash Equivalent  (0.4%):
     478,300               Huntington Money Market Fund, Interfund Shares *                                                478,300
                                                                                                                           -------
Total Cash Equivalent (Cost $478,300)                                                                                      478,300
                                                                                                                           -------

Shares or Principal
Amount                                                                                                                       Value

Short-Term Securities Held as Collateral for Securities Lending (1.6%)

Commerical Paper (0.2%):
$  70,927                  Cafco LLC, 3.74%, 11/21/2005                                                                    70,927
   70,927                  Ford Credit Floor Plan Master Owner Trust A, 2002-1 Motown,                                     70,927
                           3.82%, 11/18/2005
   28,568                  Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005                                            28,568
   35,857                  Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005                                            35,857
   49,058                  Three Pillars Funding LLC, 3.70%, 10/14/2005                                                    49,058
   29,947                  Three Pillars Funding LLC, 3.80%, 10/28/2005                                                    29,947
                                                                                                                        ----------
                                                                                                                          285,284
                                                                                                                        ----------

Mutual Fund (0.0%):
985                        JP Morgan Institutional Prime Money Market Fund, 3.61%, 10/03/2005                                 985


Repurchase Agreements (0.6%):
283,708                    JP Morgan Chase & Co., 3.88%, 10/03/2005                                                       283,708
141,854                    JP Morgan Chase & Co., 3.88%, 10/03/2005                                                       141,854
293,559                    UBS Securities LLC, 3.90%, 10/03/2005                                                          293,559
                                                                                                                        ----------
                                                                                                                          719,121
                                                                                                                        ----------
Time Deposit (0.0%)
42,556                     Wells Fargo & Co., 3.94%, 10/03/2005                                                            42,559
                                                                                                                        ----------

Variable Rate Obligations (0.8%):
70,730                     Bank One Issuance Trust Class A, 2004-4, 3.81%, 10/17/2005                                      70,730
42,556                     Bank One Issuance Trust Class A, 2003-1, 3.82%, 10/17/2005                                      42,556
48,467                     Citibank Credit Card Issuance Trust, Class 2002-A9, Series 2000,                                48,467
                           3.89%, 12/15/2005
22,657                     Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                                22,657
70,927                     Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                                70,927
35,463                     Chase Credit Card Master Trust Class A, 2001-2, 3.81%, 10/17/2005                               35,463
61,076                     Chase Credit Card Owner Trust Class A, 2001-1, 3.81%, 10/17/2005                                61,076
17,929                     Chase Credit Card Owner Trust Class A, 2003-1, 3.81%, 10/17/2005                                17,929
14,776                     Chase Credit Card Owner Trust Class A, 2003-1, 3.82%, 10/17/2005                                14,776
42,556                     Chase Credit Card Owner Trust Class A, 2003-1, 3.83%, 10/17/2005                                42,556
39,207                     Daimler Chrysler Master Owner Trust, 2003-A, 3.82%, 10/17/2005                                  39,207
35,463                     Deutsche Bank AG, 4.07%, 10/03/2005                                                             35,463
35,463                     Discover Card Master Trust Class A, 2003-1, 3.83%, 10/17/2005                                   35,463
38,222                     Discover Card Master Trust Class A, 2001-2, 3.82%, 10/17/2005                                   38,222
13,397                     General Electric Co., 4.15%, 7/15/2006                                                          13,397
70,927                     HBOS Treasury Services PLC, 4.04%, 12/30/2005                                                   70,927
70,927                     JP Morgan Securities, Inc., 3.92%, 12/02/2005                                                   70,927
14,185                     MBNA Master Credit Card Trust II Class A, 1997-K, 3.81%, 10/17/2005                             14,185
85,112                     MBNA Master Credit Card Trust II Class A, 2000-K, 3.64%, 10/17/2005                             85,112
56,742                     Merril Lynch & Co., Inc., 3.90%, 12/15/2005                                                     56,742
35,463                     Merril Lynch & Co., Inc., 4.07%, 10/03/2005                                                     35,463
                                                                                                                        ----------
                                                                                                                          922,245
                                                                                                                        ----------

Total Short-Term Securities Held as Collateral For
Securities Lending (Cost $1,970,194)                                                                                     1,970,194
                                                                                                                        ----------





Total Investments (Cost $122,610,615) (a)   -   101.1%                                                                 125,961,918
Liabilities in Excess of Other Assets   -   (1.1)%                                                                     (1,386,044)
                                                                                                                       -----------

NET ASSETS   -   100.0%    $                                                                                           124,575,874
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.



Huntington Growth Fund
Portfolio of Investments September 30, 2005
(Unaudited)


     Security
     Shares              Description                                                   Value

Common Stocks  (98.2%):
Consumer Discretionary  (8.4%):
     52,000              Carnival Corp.                                           $2,598,960
     1,805               Fortune Brands, Inc.                                        146,801
     193,200             Home Depot, Inc.                                          7,368,647
     122,000             Kohl's Corp. (b)                                          6,121,960
     6,200               McGraw-Hill Cos., Inc.                                      297,848
     65,300              Media General, Inc.                                       3,788,053
     4,630               Reebok International Ltd.                                   261,919
     5,000               Target Corp.                                                259,650
     50,000              Time Warner, Inc.                                           905,500
     2,315               V.F. Corp.                                                  134,201
     15,000              Viacom, Inc.                                                495,150
                                                                                     -------
                                                                                  22,378,689
                                                                                  ----------
Consumer Staples  (15.6%):
     65,000              Anheuser Busch Cos., Inc.                                 2,797,600
     8,250               Church & Dwight Co., Inc.                                   304,755
     75,000              Colgate-Palmolive Co.                                     3,959,250
     16,340              Constellation Brands, Inc. (b)                              424,840
     14,850              CVS Corp.                                                   430,799
     8,960               Dean Foods Co. (b)                                          348,186
     4,945               General Mills, Inc.                                         238,349
     7,830               PepsiCo, Inc.                                               444,039
     38,000              Procter & Gamble Co.                                      2,259,480
     398,600             SYSCO Corp.                                              12,504,081
     248,600             Walgreen Co.                                             10,801,670
     100,000             William Wrigley Jr. Co.                                   7,188,000
                                                                                   ---------
                                                                                  41,701,049
                                                                                  ----------
Energy  (12.9%):
     165,000             Anadarko Petroleum Corp.                                 15,798,750
     5,275               Apache Corp.                                                396,786
     58,930              Exxon Mobil Corp.                                         3,744,412
     1,270               FPL Group, Inc.                                              60,452
     35,000              Kinder Morgan, Inc.                                       3,365,600
     56,300              Occidental Petroleum Corp.                                4,809,709
     20,000              Overseas Shipholding Group, Inc.                          1,166,600
     60,000              Schlumberger, Ltd.                                        5,062,800
                                                                                   ---------
                                                                                  34,405,109
                                                                                  ----------
Financials  (4.3%):
     94,000              American Express Co.                                      5,399,361
     300                 Bank of America Corp.                                        12,630
     43                  Berkshire Hathaway, Inc. (b)                              3,526,000
     55,125              Cincinnati Financial Corp.                                2,309,186
     500                 Hartford Financial Services Group, Inc.                      38,585
     4,140               Prudential Financial, Inc.                                  279,698
                                                                                     -------
                                                                                  11,565,460
                                                                                  ----------
Health Care  (21.3%):
     110,000             Abbott Laboratories                                       4,664,000
     4,990               Alcon, Inc.                                                 638,121
     74,185              Amgen, Inc. (b)                                           5,910,319
     110,000             Baxter International, Inc.                                4,385,700
     8,595               Bristol-Myers Squibb Co.                                    206,796
     25,000              C.R. Bard, Inc.                                           1,650,750
     100,000             Henry Schein, Inc. (b)                                    4,262,000
     40,000              Hospira, Inc. (b)                                         1,638,800
     75,000              Invacare Corp.                                            3,125,250
     137,990             Johnson & Johnson                                         8,732,006
     30,000              Medco Health Solutions, Inc. (b)                          1,644,900
     77,540              Medtronic, Inc.                                           4,157,695
     6,615               Merck & Co., Inc.                                           179,994
     50,000              Millipore Corp. (b)                                       3,144,500
     110,000             Pfizer, Inc.                                              2,746,700
     15,000              Roche Hldgs Ltd.                                          1,045,958
     69,000              Schering-Plough Corp.                                     1,452,450
     40,000              Stryker Corp.                                             1,977,200
     21,130              UnitedHealth Group, Inc.                                  1,187,506
     1,140               Wellpoint, Inc. (b)                                          86,435
     65,000              Wyeth                                                     3,007,550
     18,000              Zimmer Holdings, Inc. (b)                                 1,240,020
                                                                                   ---------
                                                                                  57,084,650
                                                                                  ----------
Industrials  (10.2%):
     125,000             Avery Dennison Corp.                                      6,548,750
     6,660               Canadian National Railway Co.                               472,793
     2,260               Caterpillar, Inc.                                           132,775
     100,000             Cintas Corp.                                              4,105,000
     930                 General Dynamics Corp.                                      111,182
     280,200             General Electric Co.                                      9,434,334
     70,000              Illinois Tool Works, Inc.                                 5,763,100
     8,370               Ingersoll Rand Co.                                          319,985
     5,415               L-3 Communications Corp.                                    428,164
                                                                                     -------
                                                                                  27,316,083
                                                                                  ----------
Materials  (1.9%):
     424                 Acco Brands Corp. (b)                                        11,965
     150,000             Ecolab, Inc.                                              4,789,500
     7,390               Praxair, Inc.                                               354,203
                                                                                     -------
                                                                                   5,155,668
                                                                                  ----------
Technology  (22.8%):
     100,000             Analog Devices, Inc.                                      3,714,000
     6,800               Autodesk, Inc.                                              315,792
     300,000             Automatic Data Processing, Inc.                          12,912,001
     69,000              Cisco Systems, Inc. (b)                                   1,237,170
     81,890              Computer Sciences Corp. (b)                               3,874,216
     79,350              Dell, Inc. (b)                                            2,713,770
     5,060               Diebold, Inc.                                               174,368
     15,585              EMC Corp. (b)                                               201,670
     4,385               Fiserv, Inc. (b)                                            201,140
     152,087             Hewlett Packard Co.                                       4,440,940
     157,885             Intel Corp.                                               3,891,865
     54,000              International Business Machines Corp.                     4,331,880
     75,000              Iron Mountain, Inc. (b)                                   2,752,500
     4,915               Jabil Circuit, Inc. (b)                                     151,972
     270,625             Microsoft Corp.                                           6,963,181
     100,000             Molex, Inc.                                               2,668,000
     8,070               Nokia Corp.                                                 136,464
     355,360             Oracle Corp. (b)                                          4,402,910
     90,000              Qualcomm, Inc.                                            4,027,500
     50,000              Texas Instruments, Inc.                                   1,695,000
                                                                                   ---------
                                                                                  60,806,339
                                                                                  ----------
Telecommunications  (0.8%):
     1,175               Alltel Corp.                                                 76,504
     82,500              Vodafone Group PLC.                                       2,142,525
                                                                                   ---------
                                                                                   2,219,029
Total Common Stocks (Cost $145,298,937)                                          262,632,076
                                                                                 -----------

Cash Equivalents  (2.0%):
     5,106,186           Huntington Money Market Fund, Interfund Shares *          5,106,186
     242,532             Meeder Institutional Money Market Fund                      242,532
                                                                                     -------

Total Cash Equivalents (Cost $5,348,718)                                           5,348,718
                                                                                   ---------



Total Investments (Cost $150,647,655) (a)   -   100.2%                           267,980,794
Liabilities in Excess of Other Assets   -   (0.2)%                                 (452,357)
                                                                                   ---------

NET ASSETS   -   100.0%  $                                                       267,528,437
                                                                                 ===========
------------
See Notes to Portfolio of Investments.



Huntington Income Equity Fund
Portfolio of Investments September 30, 2005
(Unaudited)


     Shares or           Security
     Principal Amount    Description                                                                                         Value

Common Stocks  (100.5%):
Consumer Discretionary  (10.2%):
     1                   Federated Department Stores, Inc.                                                                     $33
     55,000              Fortune Brands, Inc.                                                                            4,473,150
     36,000              Gannett Co., Inc.                                                                               2,477,880
     145,000             Genuine Parts Co.                                                                               6,220,500
     182,000             Pearson PLC ADR                                                                                 2,134,860
     108,400             Thompson Corp.                                                                                  4,066,084
     45,900              V.F. Corp.                                                                                      2,660,823
                                                                                                                         ---------
                                                                                                                        22,033,330
                                                                                                                        ----------
Consumer Staples  (3.9%):
     118,800             ConAgra Foods, Inc.                                                                             2,940,300
     44,000              Molson Coors Brewing Co., Class B                                                               2,816,440
     137,200             Sara Lee Corp.                                                                                  2,599,940
                                                                                                                         ---------
                                                                                                                         8,356,680
                                                                                                                        ----------
Energy  (12.4%):
     114,800             ChevronTexaco Corp.                                                                             7,431,004
     117,800             ConocoPhillips                                                                                  8,235,398
     94,000              Occidental Petroleum Corp.                                                                      8,030,420
     70,300              Progress Energy, Inc.                                                                           3,145,925
                                                                                                                         ---------
                                                                                                                        26,842,747
                                                                                                                        ----------
Financials  (33.8%):
     146,700             AmSouth Bancorporation                                                                          3,705,642
     164,700             Bank of America Corp.                                                                           6,933,870
     119,000             BB&T Corp.                                                                                      4,646,950
     169,700             Citigroup, Inc.                                                                                 7,724,745
     67,300              Comerica, Inc.                                                                                  3,963,970
     176,100             J.P. Morgan Chase & Co.                                                                         5,975,073
     130,200             Lincoln National Corp.                                                                          6,773,004
     113,000             MBNA Corp.                                                                                      2,784,320
     200,000             National City Corp.                                                                             6,688,000
     174,841             Regions Financial Corp.                                                                         5,441,052
     56,800              SunTrust Banks, Inc.                                                                            3,944,760
     120,000             Unitrin, Inc.                                                                                   5,695,200
     59,400              Wachovia Corp.                                                                                  2,826,846
     149,700             Washington Mutual, Inc. (d)                                                                     5,871,234
                                                                                                                         ---------
                                                                                                                        72,974,666
                                                                                                                        ----------
Health Care  (8.5%):
     163,500             Bristol-Myers Squibb Co.                                                                        3,933,810
     160,200             Merck & Co., Inc.                                                                               4,359,042
     255,800             Pfizer, Inc.                                                                                    6,387,326
     78,800              Wyeth                                                                                           3,646,076
                                                                                                                         ---------
                                                                                                                        18,326,254
                                                                                                                        ----------
Industrials  (6.6%):
     140,000             General Electric Co.                                                                            4,713,800
     89,000              Pitney Bowes, Inc.                                                                              3,714,860
     160,300             R.R. Donnelley & Sons Co.                                                                       5,942,321
                                                                                                                         ---------
                                                                                                                        14,370,981
                                                                                                                        ----------
Materials  (4.6%):
     130,500             Boston Scientific Corp. (b)                                                                     3,049,785
     64,000              Monsanto Co.                                                                                    4,016,000
     49,000              PPG Industries, Inc.                                                                            2,900,310
                                                                                                                         ---------
                                                                                                                         9,966,095
                                                                                                                        ----------
Real Estate Investment Trusts  (2.1%):
     76,000              Equity Office Properties Trust                                                                  2,485,960
     55,800              Equity Residential Properties Trust                                                             2,112,030
                                                                                                                         ---------
                                                                                                                         4,597,990
                                                                                                                        ----------
Technology  (5.7%):
     47,600              Automatic Data Processing, Inc.                                                                 2,048,704
     40,700              Diebold, Inc.                                                                                   1,402,522
     50,200              First Data Corp.                                                                                2,008,000
     96,500              Intel Corp.                                                                                     2,378,725
     83,000              Microsoft Corp.                                                                                 2,135,590
     145,000             Nokia Corp.                                                                                     2,451,950
                                                                                                                         ---------
                                                                                                                        12,425,491
                                                                                                                        ----------
Telecommunications  (6.8%):
     120,000             Alltel Corp.                                                                                    7,813,200
     91,000              SBC Communications, Inc.                                                                        2,181,270
     110,000             Sprint Corp.                                                                                    2,615,800
     65,100              Verizon Communications, Inc.                                                                    2,128,119
                                                                                                                         ---------
                                                                                                                        14,738,389
                                                                                                                        ----------
Utilities  (5.9%):
     93,000              Consolidated Edison, Inc.                                                                       4,515,150
     166,000             Duke Energy Corp.                                                                               4,842,220
     65,000              Exelon Corp.                                                                                    3,473,600
                                                                                                                         ---------
                                                                                                                        12,830,970
Total Common Stocks (Cost $162,922,254)                                                                                217,463,593
                                                                                                                       -----------

Commercial Paper  (1.4%):
Industrials  (1.4%):
     3,000,000           General Electric Co., 3.940%, 12/29/05                                                          3,000,000
                                                                                                                         ---------

Total Commercial Paper (Cost $3,000,000)                                                                                 3,000,000
                                                                                                                         ---------

Cash Equivalent  (1.0%):
     2,078,579           Huntington Money Market Fund, Interfund Shares *                                                2,078,579
                                                                                                                         ---------
Total Cash Equivalent (Cost $2,078,579)                                                                                  2,078,579
                                                                                                                         ---------

Shares or Principal
Amount                                                                                                                       Value

Short-Term Securities Held as Collateral
for Securities Lending (1.3%)
Commerical Paper (0.2%):
$103,871                 Cafco LLC, 3.74%, 11/21/2005                                                                     103,871
103,871                  Ford Credit Floor Plan Master Owner Trust A, 2002-1 Motown, 3.82%, 11/18/2005                    103,871
41,837                   Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005                                              41,837
52,512                   Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005                                              52,512
71,844                   Three Pillars Funding LLC, 3.70%, 10/14/2005                                                      71,844
43,857                   Three Pillars Funding LLC, 3.80%, 10/28/2005                                                      43,857
                                                                                                                        ----------
                                                                                                                          417,792
                                                                                                                        ----------

Mutual Fund (0.0%):
1,443                    JP Morgan Institutional Prime Money Market Fund, 3.61%, 10/03/2005                                 1,443
                                                                                                                        ----------

Repurchase Agreements (0.5%):
415,484                  JP Morgan Chase & Co., 3.88%, 10/03/2005                                                         415,484
207,742                  JP Morgan Chase & Co., 3.88%, 10/03/2005                                                         207,742
429,910                  UBS Securities LLC, 3.90%, 10/03/2005                                                            429,910
                                                                                                                        ----------
                                                                                                                        1,053,136
                                                                                                                        ----------
Time Deposit (0.0%):
42,556                   Wells Fargo & Co., 3.94%, 10/03/2005                                                              62,325
                                                                                                                        ----------

Variable Rate Obligations (0.6%):
103,581                  Bank One Issuance Trust Class A, 2004-4, 3.81%, 10/17/2005                                       103,581
62,323                   Bank One Issuance Trust Class A, 2003-1, 3.82%, 10/17/2005                                        62,323
70,978                   Citibank Credit Card Issuance Trust, Class 2002-A9, Series 2000,                                  70,978
                         3.89%, 12/15/2005
33,181                   Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                                  33,181
103,871                  Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                                 103,871
51,935                   Chase Credit Card Master Trust Class A, 2001-2, 3.81%, 10/17/2005                                 51,935
89,444                   Chase Credit Card Owner Trust Class A, 2001-1, 3.81%, 10/17/2005                                  89,444
26,256                   Chase Credit Card Owner Trust Class A, 2003-1, 3.81%, 10/17/2005                                  26,256
21,640                   Chase Credit Card Owner Trust Class A, 2003-1, 3.82%, 10/17/2005                                  21,640
62,323                   Chase Credit Card Owner Trust Class A, 2003-1, 3.83%, 10/17/2005                                  62,323
57,418                   Daimler Chrysler Master Owner Trust, 2003-A, 3.82%, 10/17/2005                                    57,418
51,935                   Deutsche Bank AG, 4.07%, 10/03/2005                                                               51,935
51,935                   Discover Card Master Trust Class A, 2003-1, 3.83%, 10/17/2005                                     51,935
55,975                   Discover Card Master Trust Class A, 2001-2, 3.82%, 10/17/2005                                     55,975
19,620                   General Electric Co., 4.15%, 7/15/2006                                                            19,620
103,871                  HBOS Treasury Services PLC, 4.04%, 12/30/2005                                                    103,871
103,871                  JP Morgan Securities, Inc., 3.92%, 12/02/2005                                                    103,871
20,774                   MBNA Master Credit Card Trust II Class A, 1997-K, 3.81%, 10/17/2005                               20,774
124,645                  MBNA Master Credit Card Trust II Class A, 2000-K, 3.64%, 10/17/2005                              124,645
83,097                   Merril Lynch & Co., Inc., 3.90%, 12/15/2005                                                       83,097
51,935                   Merril Lynch & Co., Inc., 4.07%, 10/03/2005                                                       51,935
                                                                                                                        ----------
                                                                                                                        1,350,608
                                                                                                                        ----------
Total Short-Term Securities Held as Collateral For
Securities Lending (Cost $2,885,304)                                                                                    2,885,304
                                                                                                                        ----------





Total Investments (Cost $170,886,137) (a)   -   104.2%                                                                 225,427,476
Liabilities in Excess of Other Assets   -   (4.2)%                                                                     (9,028,530)
                                                                                                                       -----------

NET ASSETS   -   100.0%                                                                                              $ 216,398,946
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.


Huntington International Equity Fund
Portfolio of Investments September 30, 2005
(Unaudited)


     Shares or           Security
     Principal Amount    Description                                                  Value

Common Stocks  (92.5%):
Austria  (2.2%):
Financials  (2.2%):
     71,600              Erste Bank der Oesterreichischen Sparkassen AG           $3,828,877
                                                                                   ---------
Brazil  (2.4%):
Energy  (2.4%):
     60,000              Petroleo Brasileiro SA ADR                                4,289,400
                                                                                   ---------
Canada  (3.7%):
Energy  (2.7%):
     81,170              Encana Corp.                                              4,738,758
                                                                                   ---------
Industrials  (1.0%):
     24,000              Canadian National Railway Co.                             1,703,760
                                                                                   ---------
                                                                                   6,442,518
Finland  (3.3%):
Materials  (1.4%):
     125,500             UPM Kymmene OYJ ADR                                       2,525,060
                                                                                   ---------
Telecommunications  (1.9%):
     200,000             Nokia OYJ                                                 3,350,358
                                                                                   ---------
                                                                                   5,875,418
France  (5.2%):
Consumer Staples  (0.9%):
     14,000              Groupe Danone                                             1,508,262
                                                                                   ---------
Energy  (1.8%):
     12,535              Total SA                                                  3,420,896
                                                                                   ---------
Financials  (1.3%):
     79,900              Axa ADR                                                   2,199,647
                                                                                   ---------
Utilities  (1.2%):
     71,800              Suez SA ADR                                               2,083,636
                                                                                   ---------
                                                                                   9,212,441
Germany  (5.4%):
Consumer Discretionary  (1.3%):
     58,700              Douglas Holdings AG                                       2,232,596
                                                                                   ---------
Health Care  (2.2%):
     106,300             Stada Arzneimittel AG                                     3,806,693
                                                                                   ---------
Technology  (1.9%):
     19,500              SAP AG                                                    3,374,392
                                                                                   ---------
                                                                                   9,413,681
Hong Kong  (1.5%):
Financials  (1.5%):
     888,000             The Bank Of East Asia Ltd.                                2,598,600
                                                                                   ---------
Ireland  (2.6%):
Consumer Staples  (1.0%):
     75,300              Kerry Group PLC, Class A                                  1,760,001
                                                                                   ---------
Financials  (1.6%):
     210,000             Anglo Irish Bank Corp. PLC                                2,851,650
                                                                                   ---------
                                                                                   4,611,651
                                                                                  ----------
Japan  (23.7%):
Consumer Discretionary  (5.1%):
     47,000              Honda Motor Co., Ltd.                                     2,658,502
     222,000             Matsushita Electric Industrial Co. Ltd.                   3,761,287
     158,000             Shiseido Co. Ltd.                                         2,277,427
                                                                                   ---------
                                                                                   8,697,216
                                                                                  ----------
Consumer Staples  (2.3%):
     185,000             Ajinomoto Co., Inc.                                       1,946,167
     48,600              Uni-Charm Corp.                                           2,098,150
                                                                                   ---------
                                                                                   4,044,317
                                                                                  ----------
Financials  (2.8%):
     216,500             Mitsubishi Tokyo Financial Group, Inc. ADR                2,820,995
     294,000             The 77th Bank Ltd.                                        2,160,317
                                                                                   ---------
                                                                                   4,981,312
                                                                                  ----------
Health Care  (4.8%):
     57,000              Eisai Co. Ltd.                                            2,435,683
     48,400              ONO Pharmaceutical Co. Ltd.                               2,255,824
     112,000             Tanabe Seiyaku Co. Ltd.                                   1,131,841
     82,100              Terumo Corp.                                              2,640,220
                                                                                   ---------
                                                                                   8,463,568
                                                                                  ----------
Industrials  (1.7%):
     220,000             KOMATSU LTD.                                              2,996,652
     50                  Nintendo Co. Ltd.                                             5,833
                                                                                       -----
                                                                                   3,002,485
                                                                                  ----------
Technology  (5.9%):
     75,000              Canon, Inc.                                               4,050,660
     27,500              Hoya Corp.                                                  913,436
     82,500              Hoya Corp. (b)                                            2,805,727
     170,000             Sharp Corp.                                               2,462,379
                                                                                   ---------
                                                                                  10,232,202
                                                                                  ----------
Utilities  (1.1%):
     76,000              The Tokyo Electric Power Co., Inc.                        1,921,762
                                                                                   ---------
                                                                                  41,342,862
                                                                                  ----------
Mexico  (1.6%):
Materials  (1.6%):
     55,338              Cemex SA ADR                                              2,894,177
                                                                                   ---------
Netherlands  (3.8%):
Financials  (1.9%):
     115,012             ING Group NV                                              3,424,860
                                                                                   ---------
Industrials  (1.9%):
     133,800             TPG NV                                                    3,323,495
                                                                                   ---------
                                                                                   6,748,355
                                                                                  ----------
Netherlands Antilles  (1.9%):
Energy  (1.9%):
     39,500              Schlumberger Ltd. ADR                                     3,333,010
                                                                                   ---------
Norway  (1.2%):
Telecom Services  (1.2%):
     230,000             Telenor ASA                                               2,054,889
                                                                                   ---------
Singapore  (2.8%):
Technology  (1.2%):
     248,000             Venture Corp. Ltd.                                        2,125,672
                                                                                   ---------
Telecommunications  (1.6%):
     1,927,290           Singapore Telecommunications Ltd.                         2,791,193
                                                                                   ---------
                                                                                   4,916,865
                                                                                  ----------
Spain  (3.0%):
Financials  (0.6%):
     63,700              Banco Bilbao Vizcaya SA ADR                               1,117,298
                                                                                   ---------
Industrials  (0.7%):
     20,300              Fomento De Construcciones y Contratas SA                  1,209,730
                                                                                   ---------
Telecommunications  (1.7%):
     176,384             Telefonica SA                                             2,886,920
                                                                                   ---------
                                                                                   5,213,948
                                                                                  ----------
Sweden  (5.9%):
Consumer Discretionary  (1.2%):
     89,000              Electrolux AB, Series B                                   2,084,000
                                                                                   ---------
Financials (2.2%):
     162,600             ForeningsSparbanken AB                                    3,933,262
                                                                                   ---------
Industrials (2.5%):
     88,900              Sandvik AB                                                4,421,373
                                                                                   ---------
                                                                                  10,438,635
                                                                                  ----------
Switzerland  (4.1%):
Health Care  (1.9%):
     66,900              Novartis AG                                               3,393,591
                                                                                   ---------
Industrials (0.8%):
     3,400               Schindler Holding AG                                      1,321,434
                                                                                   ---------
Materials  (1.4%):
     120,400             Syngenta AG ADR                                           2,528,400
                                                                                   ---------
                                                                                   7,243,425
                                                                                  ----------
United Kingdom  (18.2%):
Consumer Discretionary  (1.5%):
     232,300             Pearson PLC                                               2,699,829
                                                                                   ---------
Consumer Staples  (4.0%):
     227,100             Boots Group PLC                                           2,437,133
     233,400             Cadbury Schweppes PLC                                     2,354,499
     430,284             Tesco PLC                                                 2,348,646
                                                                                   ---------
                                                                                   7,140,278
                                                                                  ----------
Energy  (2.2%):
     275,000             BG Group PLC                                              2,609,256
     104,000             BP Amoco PLC                                              1,235,300
                                                                                   ---------
                                                                                   3,844,556
                                                                                  ----------
Financials  (2.3%):
     163,000             Barclays PLC                                              1,647,191
     112,000             Standard Chartered PLC                                    2,415,717
                                                                                   ---------
                                                                                   4,062,908
                                                                                  ----------
Health Care  (1.4%):
     46,850              GlaxoSmithkline PLC ADR                                   2,402,468
                                                                                   ---------
Industrials  (2.2%):
     175,000             Bunzl PLC                                                 1,753,025
     416,700             Tomkins PLC                                               2,123,845
                                                                                   ---------
                                                                                   3,876,870
                                                                                  ----------
Materials  (3.0%):
     292,500             Filtrona PLC                                              1,413,442
     23,100              Rio Tinto PLC ADR                                         3,795,330
                                                                                   ---------
                                                                                   5,208,772
                                                                                  ----------
Utilities  (1.6%):
     153,600             Scottish & Southern Energy PLC                            2,787,457
                                                                                   ---------
                                                                                  32,023,138
Total Common Stocks (Cost $123,326,638)                                          162,481,890
                                                                                 -----------

Mutual Funds  (2.3%):
India  (0.6%):
Management Investment Operation  (0.6%):
     23,400              Morgan Stanley India Investment Fund                      1,007,604
                                                                                   ---------
Japan  (0.7%):
Management Investment Operation  (0.7%):
     97,000              iShares MSCI, Japan  Index Fund South Korea (1.0%)        1,182,430
                                                                                   ---------
Management Investment Operation  (1.0%):
     45,000              iShares MSCI, South Korea Index Fund                      1,775,250
                                                                                   ---------
Total Mutual Funds (Cost $3,300,153)                                               3,965,284
                                                                                   ---------

Repurchase Agreement  (5.0%):
     $8,745,000          State Street Repurchase Agreement,                        8,745,000
                                                                                   ---------
                          2.450%, dated 9/30/05, due 10/3/05,
                         repurchase price $8,746,785 (Fully
                         collateralized by U.S. Treasury
                         Securities)
Total Repurchase Agreement (Cost $8,745,000)                                       8,745,000
                                                                                   ---------



Total Investments (Cost $135,371,791) (a)   -   99.8%                            175,192,174
Other Assets in Excess of Liabilities   -   0.2%                                     309,647
                                                                                     -------

NET ASSETS   -   100.0%  $                                                       175,501,821
                                                                                 ===========
------------
See Notes to Portfolio of Investments.


Huntington
Macro 100 Fund
Portfolio of Investments
September 30, 2005
(Unaudited)


   Security
   Shares         Description                                                       Value

Common Stocks  (99.2%):
Consumer Discretionary  (20.1%):
   8,700          3M Co.                                                         $638,232
   8,300          AutoNation, Inc. (b)                                            165,751
   1,900          AutoZone, Inc. (b)                                              158,175
   5,700          Bed Bath & Beyond, Inc. (b)                                     229,026
   5,400          Darden Restaurants, Inc.                                        163,998
   14,700         Ebay, Inc. (b)                                                  605,640
   4,700          Genuine Parts Co.                                               201,630
   8,800          Hilton Hotels Corp.                                             196,416
   22,500         Home Depot, Inc.                                                858,150
   9,000          Limited Brands, Inc.                                            183,870
   4,300          Liz Claiborne, Inc.                                             169,076
   9,100          Lowe's Cos., Inc.                                               586,040
   3,500          Reebok International Ltd.                                       197,995
   6,100          Starbucks Corp. (b)                                             305,610
   9,600          TJX Companies, Inc.                                             196,608
   4,400          UST, Inc.                                                       184,184
   3,900          Wendy's International, Inc.                                     176,085
   5,200          YUM! Brands, Inc.                                               251,732
                                                                                  -------
                                                                                5,468,218
                                                                                ----------
Consumer Staples  (4.3%):
   3,000          Brown-Forman Corp.                                              178,620
   9,000          Coca-Cola Enterprises, Inc.                                     175,500
   6,100          Constellation Brands, Inc. (b)                                  158,600
   6,200          Pepsi Bottling Group, Inc.                                      177,010
   2,700          Reynolds American, Inc.                                         224,154
   12,600         Staples, Inc.                                                   268,632
                                                                                  -------
                                                                                1,182,516
                                                                               ----------
Financials  (24.7%):
   2,200          Bear Stearns Companies, Inc.                                    241,450
   3,900          Capital One Financial Corp.                                     310,128
   4,000          Compass Bancshares, Inc.                                        183,320
   8,600          Countrywide Credit Industries, Inc.                             283,628
   12,000         E*Trade Group, Inc. (b)                                         211,200
   4,200          First Horizon National Corp.                                    152,670
   3,300          Franklin Resources, Inc.                                        277,068
   4,600          Golden West Financial Corp.                                     273,194
   5,300          Goldman Sachs Group, Inc.                                       644,374
   3,700          Lehman Brothers Holdings, Inc.                                  430,976
   4,800          Marshall & Ilsley Corp.                                         208,848
   10,700         Merrill Lynch & Co., Inc.                                       656,445
   5,400          Moody's Corp.                                                   275,832
   12,300         Morgan Stanley                                                  663,462
   5,700          Principal Financial Group                                       270,009
   6,400          SLM Corp.                                                       343,296
   3,100          T. Rowe Price Group, Inc.                                       202,430
   20,700         The Charles Schwab Corp.                                        298,701
   16,700         Wachovia Corp.                                                  794,753
                                                                                  -------
                                                                                6,721,784
                                                                               ----------
Health Care  (3.5%):
   2,000          Bausch & Lomb, Inc.                                             161,360
   7,100          Caremark Rx, Inc. (b)                                           354,503
   4,000          Express Scripts, Inc. (b)                                       248,800
   6,300          Thermo Electron Corp. (b)                                       194,670
                                                                                  -------
                                                                                  959,333
                                                                               ----------
Industrials  (9.4%):
   3,300          Avery Dennison Corp.                                            172,887
   5,000          Danaher Corp.                                                   269,150
   5,400          Dover Corp.                                                     220,266
   3,400          Eaton Corp.                                                     216,070
   6,600          Ingersoll Rand Co.                                              252,318
   2,100          ITT Industries, Inc.                                            238,560
   5,500          Pall Corp.                                                      151,250
   3,100          Parker Hannifin Corp.                                           199,361
   5,200          Pitney Bowes, Inc.                                              217,048
   4,100          Rockwell International Corp.                                    216,890
   2,900          Textron, Inc.                                                   207,988
   2,800          Vulcan Materials Co.                                            207,788
                                                                                  -------
                                                                                2,569,576
                                                                               ----------
Materials  (1.5%):
   5,000          Freeport-McMoran Copper & Gold,                                 242,950
   Inc., Class B
   4,000          Sherwin-Williams Co.                                            176,280
                                                                                  -------
                                                                                  419,230
                                                                               ----------
Technology  (33.4%):
   9,100          Adobe Systems, Inc.                                             271,635
   10,400         Advanced Micro Devices, Inc. (b)                                262,080
   3,600          Affiliated Computer Services, Inc. (b)                          196,560
   9,300          Altera Corp. (b)                                                177,723
   6,700          Analog Devices, Inc.                                            248,838
   11,400         Andrew Corporation (b)                                          127,110
   47,600         Applied Micro Circuits Corp. (b)                                142,800
   6,000          Autodesk, Inc.                                                  278,640
   8,900          BMC Software, Inc. (b)                                          187,790
   6,100          Broadcom Corp., Class A (b)                                     286,151
   62,100         Ciena Corp. (b)                                                 163,944
   7,400          Citrix Systems, Inc. (b)                                        186,036
   9,300          Computer Associates International, Inc.                         258,633
   20,600         Compuware Corp. (b)                                             195,700
   7,200          Comverse Technology, Inc. (b)                                   189,144
   5,100          Electronic Arts, Inc. (b)                                       290,139
   3,100          Fisher Scientific International, Inc. (b)                       192,355
   4,400          Intuit, Inc. (b)                                                197,164
   5,900          Jabil Circuit, Inc. (b)                                         182,428
   100,000        JDS Uniphase Corp. (b)                                          222,000
   6,200          Linear Technology Corp.                                         233,058
   6,300          Maxim Integrated Products, Inc.                                 268,695
   4,300          Mercury Interactive Corp. (b)                                   170,280
   8,700          National Semiconductor Corp.                                    228,810
   24,700         Novell, Inc. (b)                                                184,015
   49,200         Oracle Corp. (b)                                                609,588
   22,600         Parametric Technology Corp. (b)                                 157,522
   14,700         PMC-Sierra, Inc. (b)                                            129,507
   5,000          QLogic Corp. (b)                                                171,000
   18,400         Qualcomm, Inc.                                                  823,400
   5,000          Scientific-Atlanta, Inc.                                        187,550
   19,900         Siebel Systems, Inc.                                            205,567
   16,599         Symantec Corp. (b)                                              376,133
   6,100          Tektronix, Inc.                                                 153,903
   22,800         Unisys Corp. (b)                                                151,392
   7,900          Xilinx, Inc.                                                    220,015
   15,500         Yahoo, Inc. (b)                                                 524,520
                                                                                  -------
                                                                                9,051,825
                                                                               ----------
Telecommunications  (2.3%):
   20,400         Avaya, Inc. (b)                                                 210,120
   17,871         Sprint Corp.                                                    424,972
                                                                                  -------
                                                                                  635,092
Total Common Stocks (Cost $25,408,556)                                         27,007,574
                                                                               ----------

Cash Equivalent  (0.8%):
   218,262        Huntington Money Market Fund, Interfund Shares *                218,262
                                                                                  -------
Total Cash Equivalent (Cost $218,262)                                             218,262
                                                                                  -------



Total Investments (Cost $25,626,818) (a)   -   100.0%                          27,225,836
Liabilities in Excess of Other Assets   -   0.0%                                  (5,072)
                                                                                  -------

NET ASSETS   -   100.0%                                                       $ 27,220,764
                                                                              ------------
See Notes to Portfolio of Investments.


Huntington Mid Corp America Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


         Shares or                                                                                                        Security
         Principal Amount  Description                                                                                       Value

Common Stocks  (95.5%):
Consumer Discretionary  (15.6%):
         19,400            Abercrombie & Fitch Co., Class A$                                                               967,090
         30,900            AnnTaylor Stores Corp. (b)                                                                      820,395
         21,000            Beazer Homes USA, Inc. (d)                                                                    1,232,070
         16,200            BorgWarner, Inc.                                                                                914,652
         12,000            Boyd Gaming Corp.                                                                               517,440
         16,900            Brunswick Corp.                                                                                 637,637
         5,000             Career Education Corp. (b)                                                                      177,800
         16,400            Centex Corp.                                                                                  1,059,112
         13,900            Cooper Tire & Rubber Co.                                                                        212,253
         5,600             Cummins Engine, Inc.                                                                            492,744
         14,666            D. R. Horton, Inc.                                                                              531,203
         7,000             Dollar General Corp.                                                                            128,380
         5,000             Dorel Industries, CL B (b)                                                                      133,950
         5,800             Harman International Industries, Inc.                                                           593,166
         4,000             Hilton Hotels Corp.                                                                              89,280
         3,000             Hovnanian Enterprises (b)                                                                       153,600
         5,000             Intrawest Corp.                                                                                 136,500
         5,000             Leggett & Platt, Inc.                                                                           101,000
         3,000             Lennar Corp.                                                                                    179,280
         22,500            Liz Claiborne, Inc.                                                                             884,700
         19,500            Mohawk Industries, Inc. (b)                                                                   1,564,875
         27,800            NBTY, Inc. (b)                                                                                  653,300
         8,900             Nieman Marcus Group, Inc.                                                                       889,555
         40,000            Nordstrom, Inc.                                                                               1,372,800
         8,000             Pacific Sunwear of California, Inc. (b)                                                         171,520
         8,000             PETsMART, Inc.                                                                                  174,240
         5,000             Polo Ralph Lauren Corp.                                                                         251,500
         66,000            Pulte Homes, Inc.                                                                             2,832,720
         19,000            Reebok International Ltd.                                                                     1,074,830
         37,200            Royal Caribbean Cruises Ltd.                                                                  1,607,040
         22,000            Ruby Tuesday, Inc.                                                                              478,720
         27,500            Sonic Automotives, Inc.                                                                         611,050
         6,000             Starwood Hotels & Resorts Worldwide, Inc.                                                       343,020
         5,000             Stein Mart, Inc.                                                                                101,500
         5,000             Technical Olympic USA, Inc.                                                                     130,800
         14,700            The Stanley Works                                                                               686,196
         5,000             The Warnaco Group, Inc. (b)                                                                     109,550
         10,000            UniFirst Corp.                                                                                  350,700
         10,600            Whirlpool Corp.                                                                                 803,162
         8,000             Wolverine World Wide, Inc.                                                                      168,400
         31,800            Zales Corp. (b)                                                                                 864,324
                                                                                                                           -------
                                                                                                                        25,202,054
                                                                                                                        ----------
Consumer Staples  (3.7%):
         5,001             Applebee's International, Inc.                                                                  103,460
         31,200            Church & Dwight Co., Inc.                                                                     1,152,528
         20,000            Constellation Brands, Inc. (b)                                                                  520,000
         15,300            McCormick & Co., Inc.                                                                           499,239
         14,100            Molson Coors Brewing Co., Class B                                                               902,541
         20,700            Ralcorp Holding, Inc.                                                                           867,744
         18,900            Smithfield Foods, Inc. (b)                                                                      560,952
         21,700            Spectrum Brands, Inc. (b)                                                                       511,035
         16,400            SUPERVALU, Inc.                                                                                 510,368
         23,600            Tyson Foods, Inc., Class A                                                                      425,980
                                                                                                                           -------
                                                                                                                         6,053,847
                                                                                                                        ----------
Energy  (10.3%):
         27,710            Apache Corp.                                                                                  2,084,346
         62,700            Chesapeake Energy Corp.                                                                       2,398,275
         39,644            Devon Energy Corp.                                                                            2,721,164
         11,300            Forest Oil Corp. (b)                                                                            588,730
         14,600            Helmerich & Payne, Inc.                                                                         881,694
         19,200            Murphy Oil Corp.                                                                                957,504
         78,754            Noble Energy, Inc.                                                                            3,693,563
         15,600            Suncor Energy, Inc. ADR                                                                         944,268
         15,000            Unit Corp. (b)                                                                                  829,200
         27,300            Vintage Petroleum, Inc.                                                                       1,246,518
         5,800             Weatherford International, Inc. (b)                                                             398,228
                                                                                                                           -------
                                                                                                                        16,743,490
                                                                                                                        ----------
Financials  (17.1%):
         28,500            Allied Capital Corp. (d)                                                                        815,955
         19,200            Allmerica Financial Corp. (b)                                                                   789,888
         17,900            AMBAC Financial Group, Inc.                                                                   1,289,874
         14,600            Amcore Financial, Inc.                                                                          455,666
         26,200            AmeriCredit Corp. (b)                                                                           625,394
         21,200            BancorpSouth, Inc.                                                                              484,420
         12,400            Bear Stearns Companies, Inc.                                                                  1,360,900
         18,818            BOK Financial Corp.                                                                             906,463
         25,875            Chittenden Corp.                                                                                685,946
         26,900            City National Corp.                                                                           1,885,421
         30,200            Compass Bancshares, Inc.                                                                      1,384,066
         25,300            Fidelity National Financial, Inc.                                                             1,126,356
         24,200            First American Financial Corp.                                                                1,105,214
         34,200            First Horizon National Corp.                                                                  1,243,170
         17,000            Firstmerit Corp.                                                                                455,430
         7,021             Fulton Financial Corp.                                                                          117,602
         23,250            Legg Mason, Inc.                                                                              2,550,293
         13,300            M & T Bank Corp.                                                                              1,405,943
         26,400            MoneyGram International, Inc.                                                                   573,144
         22,100            Nationwide Financial Services, Inc.                                                             885,105
         5,333             New York Community Bancorp, Inc.                                                                 87,461
         49,800            Old Republic International Corp.                                                              1,328,166
         26,000            PMI Group, Inc.                                                                               1,036,620
         30,900            Protective Life Corp.                                                                         1,272,462
         32,800            TCF Financial Corp.                                                                             877,400
         14,749            TD Banknorth, Inc.                                                                              444,535
         26,700            Torchmark Corp.                                                                               1,410,561
         7,076             Toronto-Dominion Bank                                                                           348,988
         21,000            Wilmington Trust Corp.                                                                          765,450
                                                                                                                           -------
                                                                                                                        27,717,893
                                                                                                                        ----------
Health Care  (12.6%):
         25,000            AmerisourceBergen Corp.                                                                       1,932,500
         23,100            Barr Laboratories, Inc. (b)                                                                   1,268,652
         9,540             Caremark Rx, Inc. (b)                                                                           476,332
         13,000            Cephalon, Inc. (b)                                                                              603,460
         23,850            Coventry Health Care, Inc. (b)                                                                2,051,577
         4,000             Dentsply International, Inc.                                                                    216,080
         9,000             Health Management Associates, Inc.                                                              211,230
         12,600            Hillenbrand Industries, Inc.                                                                    592,830
         27,800            Invitrogen Corp. (b)                                                                          2,091,394
         29,800            Lincare Holdings, Inc. (b)                                                                    1,223,290
         73,725            Mylan Laboratories, Inc.                                                                      1,419,944
         23,500            Omnicare, Inc.                                                                                1,321,405
         22,200            Owens & Minor, Inc.                                                                             651,570
         18,000            Pediatrix Medical Group, Inc. (b)                                                             1,382,760
         22,500            Renal Care Group, Inc. (b)                                                                    1,064,700
         50,000            Respironics, Inc. (b)                                                                         2,109,000
         35,300            Thermo Electron Corp. (b)                                                                     1,090,770
         24,755            Viasys Healthcare, Inc. (b)                                                                     618,627
         6,000             Watson Pharmaceutical, Inc. (b)                                                                 219,660
                                                                                                                           -------
                                                                                                                        20,545,781
                                                                                                                        ----------
Industrials  (12.1%):
         9,600             Alliant Techsystems, Inc. (b)                                                                   716,640
         3,000             Avery Dennison Corp.                                                                            157,170
         23,636            Banta Corp.                                                                                   1,202,836
         5,000             Chaparral Steel (b)                                                                             126,100
         23,600            Cooper Industries Ltd., Class A                                                               1,631,704
         16,000            Elbit Systems Ltd.                                                                              350,240
         3,000             G & K Services, Inc., Class A                                                                   118,170
         40,700            Griffon Corp. (b)                                                                             1,001,220
         31,100            Insituform Technologies, Inc., Class A (b)                                                      537,719
         27,000            Kennametal, Inc.                                                                              1,324,080
         39,000            L-3 Communications Corp.                                                                      3,083,730
         26,700            NCO Group, Inc. (b)                                                                             551,622
         6,000             Oshkosh Truck Corp.                                                                             258,960
         36,800            Pall Corp.                                                                                    1,012,000
         15,600            Parker Hannifin Corp.                                                                         1,003,236
         32,800            Precision Castparts Corp.                                                                     1,741,680
         7,000             R.R. Donnelley & Sons Co.                                                                       259,490
         3,000             Rockwell International Corp.                                                                    158,700
         16,000            Ryder System, Inc.                                                                              547,520
         17,000            Stericycle, Inc. (b)                                                                            971,550
         11,800            Tecumseh Products Co., Class A                                                                  253,936
         21,500            Teleflex, Inc.                                                                                1,515,750
         10,000            Textron, Inc.                                                                                   717,200
         11,600            Thomas & Betts Corp. (b)                                                                        399,156
                                                                                                                           -------
                                                                                                                        19,640,409
                                                                                                                        ----------
Materials  (4.1%):
         20,700            Albemarle Corp.                                                                                 780,390
         22,200            AptarGroup, Inc.                                                                              1,105,782
         6,000             Ball Corp.                                                                                      220,440
         6,200             Bemis Co.                                                                                       153,140
         27,700            Cytec Industries, Inc.                                                                        1,201,626
         363               Eagle Materials, Inc.                                                                            44,057
         10,600            Ferro Corp.                                                                                     194,192
         7,000             FMC Corp. (b)                                                                                   400,540
         5,300             Lafarge North America Corp.                                                                     358,333
         18,800            Lubrizol Corp.                                                                                  814,604
         3,000             Minerals Technologies, Inc.                                                                     171,630
         18,300            Pactiv Corp. (b)                                                                                320,616
         6,000             Schnitzer Steel Industries, Inc.                                                                195,420
         5,000             Texas Industries, Inc.                                                                          272,000
         5,000             The Scotts Co.                                                                                  439,650
                                                                                                                           -------
                                                                                                                         6,672,420
                                                                                                                        ----------
Technology  (13.4%):
         94,000            Activision, Inc. (b)                                                                          1,922,300
         14,300            Affiliated Computer Services, Inc. (b)                                                          780,780
         5,000             Amdocs, Ltd. (b)                                                                                138,650
         434               Avid Technology, Inc. (b)                                                                        17,968
         1,950             Benchmark Electronics, Inc. (b)                                                                  58,734
         6,000             Cognos, Inc. (b)                                                                                233,580
         13,100            Coherent, Inc. (b)                                                                              383,568
         4,600             Electronic Arts, Inc. (b)                                                                       261,694
         15,000            ESS Technology, Inc. (b)                                                                         53,250
         18,928            Fisher Scientific International, Inc. (b)                                                     1,174,482
         13,600            FLIR Systems, Inc. (b)                                                                          402,288
         40,000            Forrester Research, Inc. (b)                                                                    832,800
         30,000            Harris Corp.                                                                                  1,254,000
         24,400            Imation Corp.                                                                                 1,046,028
         5,000             Interactive Data Corp.                                                                          113,250
         16,000            Intergraph Corp. (b)                                                                            715,360
         23,200            International Rectifier Corp. (b)                                                             1,045,856
         5,000             Intuit, Inc. (b)                                                                                224,050
         29,000            JDA Software Group, Inc. (b)                                                                    440,220
         6,000             Molex, Inc.                                                                                     160,080
         25,800            NCR Corp. (b)                                                                                   823,278
         20,000            Novell, Inc. (b)                                                                                149,000
         51,400            Paxar Corp. (b)                                                                                 866,090
         17,200            Progress Software Corp. (b)                                                                     546,444
         11,968            SafeNet, Inc. (b)                                                                               434,558
         34,300            Sandisk Corp. (b)                                                                             1,654,975
         32,500            Scientific-Atlanta, Inc.                                                                      1,219,075
         32,000            Sybase, Inc. (b)                                                                                749,440
         89,600            Symantec Corp. (b)                                                                            2,030,336
         14,000            Symmetricom, Inc. (b)                                                                           108,360
         22,500            Tektronix, Inc.                                                                                 567,675
         7,500             THQ, Inc. (b)                                                                                   159,900
         20,700            Trimble Navigation Ltd. (b)                                                                     697,383
         13,000            Varian Semiconductor Equipment Associates, Inc. (b)                                             550,810
                                                                                                                           -------
                                                                                                                        21,816,262
                                                                                                                        ----------
Telecommunications  (0.3%):
         12,000            CenturyTel, Inc.                                                                                419,760
         3,700             Commonwealth Telephone Enterprises, Inc.                                                        139,490
                                                                                                                           -------
                                                                                                                           559,250
                                                                                                                        ----------
Utilities  (6.3%):
         12,000            AGL Resources, Inc.                                                                             445,320
         9,266             Allete, Inc.                                                                                    424,475
         15,500            Atmos Energy Corp.                                                                              437,875
         8,000             Constellation Energy Group                                                                      492,800
         34,800            Energy East Corp.                                                                               876,612
         9,000             Keyspan Corp.                                                                                   331,020
         40,500            MDU Resources Group, Inc.                                                                     1,443,825
         27,900            National Fuel Gas Co.                                                                           954,180
         9,500             New Jersey Resources Corp.                                                                      436,810
         11,500            Peoples Energy Corp.                                                                            452,870
         45,500            Questar Corp.                                                                                 4,009,460
                                                                                                                         ---------
                                                                                                                        10,305,247
Total Common Stocks (Cost $96,329,761)                                                                                 155,256,653
                                                                                                                       -----------

Mutual Funds  (1.5%):
Exchange Traded Funds  (1.5%):
         18,000            iShares S&P Midcap 400 (d)                                                                    1,291,500
         9,000             MidCap SPDR Trust Series 1 Index                                                              1,177,920
                                                                                                                         ---------
         Fund (d)
Total Mutual Funds (Cost $1,506,600)                                                                                     2,469,420
                                                                                                                         ---------

Cash Equivalent  (3.0%):
         4,926,896         Huntington Money Market Fund, Interfund Shares*                                               4,926,896
                                                                                                                         ---------
Total Cash Equivalent (Cost $4,926,896)                                                                                  4,926,896
                                                                                                                         ---------

         Shares or Principal
         Amount                                                                                                              Value

Short-Term Securities Held as Collateral
for Securities Lending (2.3%)
Commerical Paper (0.3%):
         $133,604          Cafco LLC, 3.74%, 11/21/2005                                                                   133,604
         133,604           Ford Credit Floor Plan Master Owner Trust A, 2002-1 Motown, 3.82%, 11/18/2005                  133,604
         53,813            Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005                                            53,813
         67,543            Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005                                            67,543
         92,409            Three Pillars Funding LLC, 3.70%, 10/14/2005                                                    92,409
         56,410            Three Pillars Funding LLC, 3.80%, 10/28/2005                                                    56,410
                                                                                                                        ----------
                                                                                                                          537,383
                                                                                                                        ----------

Mutual Fund (0.0%):
         1,856             JP Morgan Institutional Prime Money Market Fund, 3.61%, 10/03/2005                               1,856
                                                                                                                        ----------


Repurchase Agreements (0.8%):
         534,415           JP Morgan Chase & Co., 3.88%, 10/03/2005                                                       534,415
         267,207           JP Morgan Chase & Co., 3.88%, 10/03/2005                                                       267,207
         552,971           UBS Securities LLC, 3.90%, 10/03/2005                                                          552,971
                                                                                                                        ----------
                                                                                                                        1,354,593
                                                                                                                        ----------

Time Deposit (0.1%):
         80,162            Wells Fargo & Co., 3.94%, 10/03/2005                                                            80,162
                                                                                                                        ----------

Variable Rate Obligations (1.1%):
         133,233           Bank One Issuance Trust Class A, 2004-4, 3.81%, 10/17/2005                                     133,233
         80,162            Bank One Issuance Trust Class A, 2003-1, 3.82%, 10/17/2005                                      80,162
         91,296            Citibank Credit Card Issuance Trust, Class 2002-A9, Series 2000, 3.89%, 12/15/2005              91,296
         42,679            Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                                42,679
         133,604           Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                               133,604
         66,802            Chase Credit Card Master Trust Class A, 2001-2, 3.81%, 10/17/2005                               66,802
         115,048           Chase Credit Card Owner Trust Class A, 2001-1, 3.81%, 10/17/2005                               115,048
         33,772            Chase Credit Card Owner Trust Class A, 2003-1, 3.81%, 10/17/2005                                33,772
         27,834            Chase Credit Card Owner Trust Class A, 2003-1, 3.82%, 10/17/2005                                27,834
         80,162            Chase Credit Card Owner Trust Class A, 2003-1, 3.83%, 10/17/2005                                80,162
         73,853            Daimler Chrysler Master Owner Trust, 2003-A, 3.82%, 10/17/2005                                  73,853
         66,802            Deutsche Bank AG, 4.07%, 10/03/2005                                                             66,802
         66,802            Discover Card Master Trust Class A, 2003-1, 3.83%, 10/17/2005                                   66,802
         71,998            Discover Card Master Trust Class A, 2001-2, 3.82%, 10/17/2005                                   71,998
         25,236            General Electric Co., 4.15%, 7/15/2006                                                          25,236
         133,604           HBOS Treasury Services PLC, 4.04%, 12/30/2005                                                  133,604
         133,604           JP Morgan Securities, Inc., 3.92%, 12/02/2005                                                  133,604
         26,721            MBNA Master Credit Card Trust II Class A, 1997-K, 3.81%, 10/17/2005                             26,721
         160,324           MBNA Master Credit Card Trust II Class A, 2000-K, 3.64%, 10/17/2005                            160,324
         106,883           Merril Lynch & Co., Inc., 3.90%, 12/15/2005                                                    106,883
         66,802            Merril Lynch & Co., Inc., 4.07%, 10/03/2005                                                     66,802
                                                                                                                        ----------
                                                                                                                        1,737,221
                                                                                                                        ----------

Total Short-Term Securities Held as Collateral For
Securities Lending (Cost $3,711,215)                                                                                    3,711,215
                                                                                                                        ----------





Total Investments (Cost $106,474,472) (a)   -   102.3%                                                                 166,364,184
Liabilities in Excess of Other Assets   -  (2.3)%                                                                      (3,740,699)
                                                                                                                       -----------

NET ASSETS   -   100.0%$                                                                                               162,623,485
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.


Huntington New Economy Fund
Portfolio of Investments                                                                                         September 30, 2005
(Unaudited)


         Shares or         Security
         Principal Amount  Description                                                                                       Value

Common Stocks  (94.6%):
Consumer Discretionary  (16.2%):
         18,000            Adesa, Inc.                                                                                    $397,800
         28,500            Alderwoods Group, Inc. (b)                                                                      466,830
         18,300            Alliance Atlantis Communications, Inc. (b)                                                      494,099
         2,200             Ambassadors Group, Inc.                                                                          49,060
         5,400             American Eagle Outfitters, Inc.                                                                 127,062
         4,500             Autoliv, Inc.                                                                                   195,750
         6,100             AutoNation, Inc. (b)                                                                            121,817
         800               Avatar Holdings, Inc. (b)                                                                        47,392
         4,800             Barnes & Noble, Inc.                                                                            180,960
         12,150            Bebe Stores, Inc.                                                                               212,625
         1,900             Black & Decker Corp.                                                                            155,971
         2,800             Brunswick Corp.                                                                                 105,644
         7,950             Bunge Ltd.                                                                                      418,329
         5,200             Burlington Coat Factory Warehouse Corp.                                                         197,808
         8,000             Burlington Northern Santa Fe Corp.                                                              478,400
         20,200            Canwest Global Comm Corp. (b)                                                                   227,048
         3,200             CBRL Group, Inc.                                                                                107,712
         5,500             Centex Corp.                                                                                    355,190
         3,700             Charming Shoppes, Inc. (b)                                                                       39,479
         13,600            Chiquita Brands International, Inc.                                                             380,120
         8,000             Circuit City Stores, Inc.                                                                       137,280
         13,600            Coach, Inc. (b)                                                                                 426,496
         12,733            D. R. Horton, Inc.                                                                              461,189
         1,300             Darden Restaurants, Inc.                                                                         39,481
         3,000             Electronics Boutique Holdings Corp. (b)                                                         188,520
         9,800             Finish Line                                                                                     142,982
         1,835             Harrah's Entertainment, Inc.                                                                    119,624
         2,750             Hovnanian Enterprises (b)                                                                       140,800
         2,600             Innkeepers USA Trust                                                                             40,170
         3,200             J.C. Penney Co., Inc.                                                                           151,744
         1,100             Jack In the Box, Inc. (b)                                                                        32,901
         7,500             K-Swiss, Inc.                                                                                   221,775
         3,400             KB Home                                                                                         248,880
         3,200             Lennar Corp.                                                                                    191,232
         9,100             Longs Drug Stores Corp.                                                                         390,299
         2,700             M/I Schottenstein Homes, Inc.                                                                   146,502
         2,531             MDC Holdings, Inc.                                                                              199,671
         2,300             Meritage Corp. (b)                                                                              176,318
         5,000             MGM Grand, Inc. (b)                                                                             218,850
         5,800             Movie Gallery, Inc.                                                                              60,262
         1,100             Nasch Finch Co.                                                                                  46,409
         5,600             Nordstrom, Inc.                                                                                 192,192
         380               NVR, Inc. (b)                                                                                   336,281
         6,000             Orient-Express Hotel Ltd.                                                                       170,520
         5,800             Phillips-Van Heusen Corp.                                                                       179,916
         4,200             Pulte Homes, Inc.                                                                               180,264
         8,600             Quiksilver, Inc. (b)                                                                            124,270
         4,450             RARE Hospitality International, Inc. (b)                                                        114,365
         3,700             Royal Caribbean Cruises Ltd.                                                                    159,840
         4,100             Ryland Group, Inc.                                                                              280,522
         8,200             Sauer-Danfoss, Inc.                                                                             164,000
         12,900            SCP Pool Corp.                                                                                  450,597
         2,200             Sears Holdings Corp. (b)                                                                        273,724
         6,600             Standard-Pacific Corp.                                                                          273,966
         3,100             Starwood Hotels & Resorts Worldwide, Inc.                                                       177,227
         4,200             TBC Corp. (b)                                                                                   144,858
         6,250             Technical Olympic USA, Inc.                                                                     163,500
         10,800            The Children's Place, Inc. (b)                                                                  384,912
         14,800            The Great Atlantic & Pacific Tea Co., Inc. (b)                                                  419,728
         3,600             Toll Brothers, Inc. (b)                                                                         160,812
         1,300             United Fire & Casualty                                                                           58,643
         9,200             Urban Outfitters, Inc. (b)                                                                      270,480
         5,500             Vail Resorts, Inc. (b)                                                                          158,125
         4,750             Wci Communities, Inc. (b)                                                                       134,758
         3,500             YUM! Brands, Inc.                                                                               169,435
                                                                                                                           -------
                                                                                                                        13,683,416
                                                                                                                        ----------
Consumer Staples  (4.9%):
         16,500            7-ELEVEN, Inc. (b)                                                                              587,565
         1,500             American Greetings Corp., Class A                                                                41,100
         17,400            Archer-Daniels-Midland Co.                                                                      429,084
         8,400             Brascan Corp.                                                                                   391,440
         11,400            Chattem, Inc. (b)                                                                               404,700
         16,600            Constellation Brands, Inc. (b)                                                                  431,600
         1,600             Corn Products International, Inc.                                                                32,272
         15,600            CVS Corp.                                                                                       452,556
         18,000            Flowers Foods, Inc.                                                                             491,040
         12,900            Pilgrim's Pride Corp.                                                                           469,560
         9,200             Ralcorp Holding, Inc.                                                                           385,664
                                                                                                                           -------
                                                                                                                         4,116,581
                                                                                                                        ----------
Energy  (7.9%):
         700               Ashland, Inc.                                                                                    38,668
         4,800             Atwood Oceanics, Inc. (b)                                                                       404,208
         600               BP Amoco PLC - ADR                                                                               42,510
         5,800             Burlington Resources, Inc.                                                                      471,656
         1,000             Cimarex Energy Co. (b)                                                                           45,330
         4,000             ConocoPhillips                                                                                  279,640
         12,400            Grand Prideco, Inc. (b)                                                                         504,060
         6,500             Helmerich & Payne, Inc.                                                                         392,535
         5,400             Hydril (b)                                                                                      370,656
         2,165             Marathon Oil Corp.                                                                              149,233
         2,400             Methanex Corp.                                                                                   35,688
         4,200             Murphy Oil Corp.                                                                                209,454
         3,200             Occidental Petroleum Corp.                                                                      273,376
         1,200             Offshore Logistics (b)                                                                           44,400
         12,600            Oil States International, Inc. (b)                                                              457,506
         7,600             Precision Drilling (b)                                                                          373,920
         9,000             Remington Oil & Gas Corp. (b)                                                                   373,500
         1,300             South Jersey Industries, Inc.                                                                    37,882
         11,200            Todco                                                                                           467,152
         5,500             Transocean Sedco Forex, Inc. (b)                                                                337,205
         6,500             Unit Corp. (b)                                                                                  359,320
         4,841             Valero Energy Corp.                                                                             547,324
         9,554             XTO Energy, Inc.                                                                                432,987
                                                                                                                           -------
                                                                                                                         6,648,210
                                                                                                                        ----------
Financials  (7.9%):
         1,500             Advanta Corp., Class A                                                                           39,090
         1,400             American Physicians Capital, Inc. (b)                                                            68,782
         11,500            American Real Estate Partners, L.P.                                                             431,250
         3,700             Beverly Hills Bancorp Inc                                                                        37,962
         9,800             CB Richard Ellis Group, Inc. (b)                                                                482,160
         18,000            Center Financial Corp.                                                                          423,000
         800               Commerce Group, Inc.                                                                             46,416
         14,250            CompuCredit Corp. (b)                                                                           632,984
         13,100            Countrywide Credit Industries, Inc.                                                             432,038
         11,200            Credicorp Ltd.                                                                                  319,984
         5,142             Fidelity National Financial, Inc.                                                               228,922
         5,100             First American Financial Corp.                                                                  232,917
         6,150             First Republic Bancorp, Inc.                                                                    216,665
         3,000             Golden West Financial Corp.                                                                     178,170
         9,800             Jones Lang LaSalle, Inc.                                                                        451,388
         9,950             Nelnet, Inc. (b)                                                                                378,200
         800               New Century Financial Corp                                                                       29,016
         4,600             Philadelphia Consolidated Holdings Corp.                                                        390,540
         1,700             Progressive Corp.                                                                               178,109
         1,400             Provident Financial Holdings, Inc.                                                               39,270
         1,600             Safety Insurance Group, Inc.                                                                     56,944
         7,300             Shinhan Finnancial Group Co., Ltd ADR                                                           506,255
         7,200             Sovereign Bancorp                                                                               158,688
         700               Stancorp Financial Group, Inc.                                                                   58,940
         1,400             Taylor Capital Group Inc.                                                                        52,948
         2,100             Universal American Financial Corp. (b)                                                           47,754
         7,700             Ventas, Inc.                                                                                    247,940
         3,500             WFS Financial, Inc. (b)                                                                         235,165
         1,100             Yardville National Bancorp                                                                       38,775
                                                                                                                            ------
                                                                                                                         6,640,272
                                                                                                                        ----------
Health Care  (16.9%):
         6,600             Aetna US Healthcare, Inc.                                                                       568,524
         900               Amerigroup Corp. (b)                                                                             17,208
         8,400             Apria Healthcare Group, Inc. (b)                                                                268,044
         4,300             Bausch & Lomb, Inc.                                                                             346,924
         6,100             Becton, Dickinson & Co.                                                                         319,823
         7,900             Biosite, Inc. (b)                                                                               488,694
         17,200            Caremark Rx, Inc. (b)                                                                           858,796
         1,200             Centene Corp (b)                                                                                 30,036
         6,200             Cerner Corp. (b) (d)                                                                            538,966
         11,100            Community Health Care, Inc. (b)                                                                 430,791
         10,077            Cooper Companies, Inc.                                                                          771,999
         7,400             Coventry Health Care, Inc. (b)                                                                  636,548
         12,600            Dade Behring Holdings, Inc.                                                                     461,916
         11,700            DaVita, Inc. (b)                                                                                539,019
         4,900             Dentsply International, Inc.                                                                    264,698
         1,900             First Horizon Pharmaceutical Corp. (b)                                                           37,753
         9,300             Genesis Healthcare Corp. (b)                                                                    374,976
         1,000             Haemonetics Corp. (b)                                                                            47,530
         14,300            Humana, Inc. (b)                                                                                684,684
         800               Intuitive Surgical, Inc.. (b)                                                                    58,632
         15,950            Medcath Corp Com (b)                                                                            378,813
         39,600            Option Care, Inc.                                                                               579,744
         9,700             PacifiCare Health Systems, Inc. (b)                                                             773,866
         5,500             Pediatrix Medical Group, Inc. (b)                                                               422,510
         7,000             Quest Diagnostics, Inc.                                                                         353,780
         10,200            Renal Care Group, Inc. (b)                                                                      482,664
         1,000             Sfbc International, Inc. (b)                                                                     44,390
         11,500            Sierra Health Services, Inc. (b)                                                                792,005
         28,000            Thoratec Corp. (b)                                                                              497,280
         15,652            UnitedHealth Group, Inc.                                                                        879,641
         23,600            Ventiv Health, Inc. (b)                                                                         618,556
         10,800            Wellpoint, Inc. (b)                                                                             818,856
                                                                                                                           -------
                                                                                                                        14,387,666
                                                                                                                        ----------
Industrials  (12.8%):
         1,900             Agrium Inc.                                                                                      41,743
         5,400             Albany International Corp.                                                                      199,098
         8,100             AMERCO                                                                                          471,339
         1,500             Applied Industrial Tech, Inc.                                                                    53,820
         1,200             Arkansas Best Corp.                                                                              41,844
         1,500             Aviall, Inc. (b)                                                                                 50,670
         11,800            Canadia Pacific Railway                                                                         506,928
         18,600            Cendant Corp.                                                                                   383,904
         10,800            Dollar Thrifty Automotive Group, Inc. (b)                                                       363,636
         9,100             DRS Technologies, Inc.                                                                          449,176
         3,800             Electro Rent Corp. (b)                                                                           47,804
         2,500             Fedex Corp.                                                                                     217,825
         15,500            Firstservice Corp. (b)                                                                          355,725
         8,300             Flowserve Corp. (b)                                                                             301,705
         10,800            Gardner Denver, Inc. (b)                                                                        481,680
         6,800             Genlyte Group (b)                                                                               326,944
         15,000            Hornbeck Offshore Services, Inc. (b)                                                            549,450
         1,000             Idex Corp.                                                                                       42,550
         12,800            J.B. Hunt Transport Services, Inc.                                                              243,328
         4,000             L-3 Communications Corp.                                                                        316,280
         19,000            Labor Ready, Inc. (b)                                                                           487,350
         17,000            Laidlaw International, Inc.                                                                     410,890
         16,200            McGrath Rentcorp                                                                                458,946
         12,000            Mobile Mini, Inc. (b)                                                                           520,200
         3,300             PACCAR, Inc.                                                                                    224,037
         13,750            Shaw Group, Inc. (b)                                                                            339,075
         8,200             Simpson Manufacturing Co., Inc.                                                                 320,948
         12,000            Teledyne Technologies, Inc. (b)                                                                 413,640
         5,600             Terex Corp. (b)                                                                                 276,808
         7,200             Timken Co.                                                                                      213,336
         9,300             USG Corp. (b)                                                                                   639,096
         8,400             Washington Group International, Inc. (b)                                                        452,676
         11,000            West Corp. (b)                                                                                  411,290
         3,585             Yellow Roadway Corp. (b)                                                                        148,491
                                                                                                                           -------
                                                                                                                        10,762,232
                                                                                                                        ----------
Materials  (5.0%):
         4,944             Barrick Gold Corp.                                                                              143,623
         1,900             Belden CDT, Inc.                                                                                 36,917
         2,200             Eastman Chemical Co.                                                                            103,334
         1,200             Georgia Gulf Corp.                                                                               28,896
         800               Grief Brothers Co.                                                                               48,080
         3,100             Inco Ltd.                                                                                       146,785
         5,500             Lyondell Chemical Co.                                                                           157,410
         3,000             Monsanto Co.                                                                                    188,250
         8,300             NS Group, Inc. (b)                                                                              325,775
         7,500             Nucor Corp.                                                                                     442,425
         4,000             Phelps Dodge Corp.                                                                              519,720
         2,900             Potash Corporation of Saskatchewan, Inc.                                                        270,628
         700               Potlatch Corp.                                                                                   36,484
         6,000             Quanex Corp.                                                                                    397,320
         4,500             Reliance Steel & Aluminum Co.                                                                   238,185
         9,600             RTI International Metals, Inc. (b)                                                              377,760
         5,000             Silgan Holdings, Inc.                                                                           166,300
         5,900             Southern Peru Copper Corp.                                                                      330,164
         2,600             The Dow Chemical Co.                                                                            108,342
         10,000            USEC, Inc.                                                                                      111,600
                                                                                                                           -------
                                                                                                                         4,177,998
                                                                                                                        ----------
Real Estate Investment Trusts  (0.5%):
         9,600             CBL & Associates Properties, Inc.                                                               393,504
                                                                                                                           -------
Technology  (16.2%):
         20,800            Activision, Inc. (b)                                                                            425,360
         2,400             Agilysys, Inc.                                                                                   40,416
         11,900            Ansys, Inc. (b)                                                                                 458,031
         5,100             Anteon International Corp. (b)                                                                  218,076
         30,200            Apple Computer, Inc. (b)                                                                      1,619,022
         58,600            Arris Group, Inc. (b)                                                                           694,996
         33,200            Autodesk, Inc.                                                                                1,541,808
         32,500            Bottomline Technologies, Inc. (b)                                                               490,425
         600               CACI International, Inc., Class A (b)                                                            36,360
         10,800            EMC Corp. (b)                                                                                   139,752
         47,000            Geac Computer (b)                                                                               438,040
         11,800            Hutchinson Technology, Inc. (b)                                                                 308,216
         14,000            Intergraph Corp. (b)                                                                            625,940
         21,100            Internet Security, Inc. (b)                                                                     506,611
         11,600            Itron, Inc. (b)                                                                                 529,656
         33,300            Ixys Corp. (b)                                                                                  351,648
         5,600             Jabil Circuit, Inc. (b)                                                                         173,152
         19,000            Komag, Inc. (b)                                                                                 607,240
         1,500             McAfee,  Inc. (b)                                                                                47,130
         14,600            Micros Systems, Inc. (b)                                                                        638,750
         12,200            NCR Corp. (b)                                                                                   389,302
         2,800             Netratings, Inc. (b)                                                                             42,616
         18,400            NVIDIA Corp. (b)                                                                                630,752
         6,700             Progress Software Corp. (b)                                                                     212,859
         42,600            Radiant Systems, Inc. (b)                                                                       439,632
         22,000            SBA Communications Corp. (b)                                                                    339,900
         6,600             SRA International, Inc. (b)                                                                     234,168
         22,300            TALX Corp.                                                                                      731,217
         14,200            Verisign, Inc. (b)                                                                              303,454
         42,800            Viscount Systems, Inc. (b)                                                                       34,197
         12,176            Yahoo, Inc. (b)                                                                                 412,036
                                                                                                                           -------
                                                                                                                        13,660,762
                                                                                                                        ----------
Telecommunications  (3.3%):
         26,097            American Tower Corp.-Class A (b)                                                                651,120
         8,500             Commonwealth Telephone Enterprises, Inc.                                                        320,450
         18,252            Sprint Corp.                                                                                    434,033
         5,000             Telephone & Data Systems, Inc.                                                                  187,750
         5,000             Telephone & Data Systems, Inc.                                                                  195,000
         12,400            Telus Corp.                                                                                     505,176
         58,500            UbiquiTel, Inc. (b)                                                                             511,290
                                                                                                                           -------
                                                                                                                         2,804,819
                                                                                                                        ----------
Utilities  (3.0%):
         25,000            AES Corp. (b)                                                                                   410,750
         17,000            Allegheny Energy, Inc. (b)                                                                      522,240
         4,900             Constellation Energy Group                                                                      301,840
         7,600             Energen Corp.                                                                                   328,776
         8,250             ONEOK, Inc.                                                                                     280,665
         1,700             PNM Resources, Inc.                                                                              48,739
         23,250            Sierra Pacific Resources (b)                                                                    345,263
         11,000            UGI Corp.                                                                                       309,650
                                                                                                                           -------
                                                                                                                         2,547,923
Total Common Stocks (Cost $55,990,098)                                                                                  79,823,383
                                                                                                                        ----------


Cash Equivalent  (5.4%):
         4,568,479         Huntington Money Market Fund, Interfund Shares*                                               4,568,479
                                                                                                                         ---------
Total Cash Equivalent (Cost $4,568,479)                                                                                  4,568,479
                                                                                                                         ---------

         Shares or Principal
         Amount                                                                                                              Value

Short-Term Securities Held as Collateral
for Securities Lending (0.4%)
Commerical Paper (0.1%):
          $ 12,429    Cafco LLC, 3.74%, 11/21/2005                                                                         12,429
         12,429       Ford Credit Floor Plan Master Owner Trust A, 2002-1 Motown, 3.82%, 11/18/2005                        12,429
         5,006        Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005                                                  5,006
         6,282        Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005                                                  6,283
         8,596        Three Pillars Funding LLC, 3.70%, 10/14/2005                                                          8,596
         5,248        Three Pillars Funding LLC, 3.80%, 10/28/2005                                                          5,248
                                                                                                                        ----------
                                                                                                                           49,991
                                                                                                                        ----------

Mutual Fund (0.0%):
         173          JP Morgan Institutional Prime Money Market Fund, 3.61%, 10/03/2005                                      173
                                                                                                                        ----------

Repurchase Agreements (0.1%):
         49,714       JP Morgan Chase & Co., 3.88%, 10/03/2005                                                             49,714
         24,857       JP Morgan Chase & Co., 3.88%, 10/03/2005                                                             24,857
         51,440       UBS Securities LLC, 3.90%, 10/03/2005                                                                51,440
                                                                                                                        ----------
                                                                                                                          126,011
                                                                                                                        ----------

Time Deposit (0.0%):
          7,457       Wells Fargo & Co., 3.94%, 10/03/2005                                                                  7,457
                                                                                                                        ----------

Variable Rate Obligations (0.2%):
         12,394       Bank One Issuance Trust Class A, 2004-4, 3.81%, 10/17/2005                                           12,394
         7,457        Bank One Issuance Trust Class A, 2003-1, 3.82%, 10/17/2005                                            7,457
         8,493        Citibank Credit Card Issuance Trust, Class 2002-A9, Series 2000, 3.89%, 12/15/2005                    8,493
         3,970        Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                                      3,970
         12,429       Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005                                     12,429
         6,214        Chase Credit Card Master Trust Class A, 2001-2, 3.81%, 10/17/2005                                     6,214
         10,702       Chase Credit Card Owner Trust Class A, 2001-1, 3.81%, 10/17/2005                                     10,702
         3,142        Chase Credit Card Owner Trust Class A, 2003-1, 3.81%, 10/17/2005                                      3,142
         2,589        Chase Credit Card Owner Trust Class A, 2003-1, 3.82%, 10/17/2005                                      2,589
         7,457        Chase Credit Card Owner Trust Class A, 2003-1, 3.83%, 10/17/2005                                      7,457
         6,870        Daimler Chrysler Master Owner Trust, 2003-A, 3.82%, 10/17/2005                                        6,870
         6,214        Deutsche Bank AG, 4.07%, 10/03/2005                                                                   6,214
         6,214        Discover Card Master Trust Class A, 2003-1, 3.83%, 10/17/2005                                         6,214
         6,698        Discover Card Master Trust Class A, 2001-2, 3.82%, 10/17/2005                                         6,698
         2,348        General Electric Co., 4.15%, 7/15/2006                                                                2,348
         12,429       HBOS Treasury Services PLC, 4.04%, 12/30/2005                                                        12,429
         12,429       JP Morgan Securities, Inc., 3.92%, 12/02/2005                                                        12,429
         2,486        MBNA Master Credit Card Trust II Class A, 1997-K, 3.81%, 10/17/2005                                   2,486
         14,914       MBNA Master Credit Card Trust II Class A, 2000-K, 3.64%, 10/17/2005                                  14,914
         9,943        Merril Lynch & Co., Inc., 3.90%, 12/15/2005                                                           9,943
         6,214        Merril Lynch & Co., Inc., 4.07%, 10/03/2005                                                           6,214
                                                                                                                        ----------
                                                                                                                          161,606
                                                                                                                        ----------

Total Short-Term Securities Held as Collateral For
Securities Lending (Cost $345,238)                                                                                        345,238
                                                                                                                        ----------






Total Investments (Cost $60,903,815) (a)   -   100.4%                                                                   84,737,100
Liabilities in Excess of Other Assets   -   (0.4)%                                                                       (349,285)
                                                                                                                         ---------

NET ASSETS   -   100.0%    $                                                                                            84,387,815
                                                                                                                        ==========
------------
See Notes to Portfolio of Investments.


Huntington Rotating Markets Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


         Security
         Shares            Description                                                                                    Value

Mutual Funds  (97.8%):
         79,656            iShares EAFE Index Fund                                                                      $4,627,216
         11,768            iShares MSCI Brazil Index Fund                                                                  392,110
         30,150            iShares MSCI Canada Index Fund                                                                  650,336
         17,123            iShares MSCI Emerging Markets Index Fund                                                      1,453,400
         36,698            iShares MSCI EMU Index Fund                                                                   2,822,810
         20,286            iShares MSCI Hong Kong Index Fund                                                               275,484
         25,400            iShares MSCI Japan Index Fund                                                                   309,626
         26,450            iShares MSCI Mexico Index Fund                                                                  866,502
         10,000            iShares MSCI Pacific ex-Japan Index Fund                                                      1,031,500
         61,659            iShares MSCI Singapore Index Fund                                                               492,039
         43,497            iShares MSCI United Kingdom Index Fund                                                          824,703
         50,013            iShares Russell 1000 Index Fund                                                               3,338,368
         5,574             iShares Russell 3000 Value Index Fund                                                           500,601
         17,547            iShares Russell Midcap Value Index Fund                                                       2,173,196
         6,311             iShares S&P Latin America 40 Index Fund                                                         759,718
         22,686            iShares S&P Small Cap 600 Index Fund                                                          1,311,705
         11,285            iShares S&P SmallCap 600 BARRA Growth Index Fund                                              1,310,527
         3,700             iShares U.S. Energy Sector Index Fund                                                           337,329
         12,700            iShares U.S. Healthcare Sector Index Fund                                                       789,686
         23,125            MidCap SPDR Trust Series 1 Index Fund                                                         3,026,600
         12,100            Rydex S&P Equal Weight Index Fund                                                             1,969,154
                                                                                                                         ---------
Total Mutual Funds (Cost $23,205,357)                                                                                   29,262,610
                                                                                                                        ----------

Cash Equivalent  (2.3%):
         685,716           Huntington Money Market Fund, Interfund Shares*                                                 685,716
                                                                                                                           -------
Total Cash Equivalent (Cost $685,716)                                                                                      685,716
                                                                                                                           -------



Total Investments (Cost $23,891,073) (a)   -   100.1%                                                                   29,948,326
Liabilities in Excess of Other Assets   -   (0.1)%                                                                        (36,783)
                                                                                                                          --------

NET ASSETS   -   100.0%    $                                                                                            29,911,543
                                                                                                                        ==========
------------
See Notes to Portfolio of Investments.


Huntington
Situs Small Cap Fund
Portfolio of Investments
September 30, 2005
(Unaudited)


   Shares or      Security
   Principal Amount                                                           Description
Value

Common Stocks  (94.6%):
Australia  (0.5%):
Industrials  (0.5%):
   25,000         Orica Ltd.                                                     $400,259
                                                                                  -------
Cayman Islands  (1.6%):
Consumer Discretionary  (1.6%):
   19,800         Garmin Ltd. (d)                                               1,343,034
                                                                                ---------
Chile  (0.4%):
Materials  (0.4%):
   2,400          Sociedad Quimica y Minera de Chile SA ADR                       302,976
                                                                                  -------
Denmark  (1.0%):
Energy  (0.6%):
   21,500         Vestas Wind Systems A/S (b)                                     519,465
                                                                                  -------
Health Care  (0.4%):
   6,800          Novozymes A/S, Class B                                          350,499
                                                                                  -------
                                                                                  869,964
                                                                               ----------
Finland  (0.7%):
Industrials  (0.7%):
   9,100          Cargotec Corp., Class B (b)                                     274,263
   4,700          Kone Oyj, Class B (b)                                           319,113
                                                                                  -------
                                                                                  593,376
                                                                               ----------
Germany  (1.3%):
Consumer Staples  (0.8%):
   10,000         Douglas Holding AG                                              380,340
   3,867          Fielmann AG                                                     278,820
                                                                                  -------
                                                                                  659,160
                                                                               ----------
Health Care  (0.5%):
   12,700         Stada Arzneimittel AG                                           454,798
                                                                                  -------
                                                                                1,113,958
                                                                               ----------
Hong Kong  (0.4%):
Consumer Discretionary  (0.4%):
   58,000         Television Broadcasts Ltd.                                      354,785
                                                                                  -------
Ireland  (0.3%):
Consumer Staples  (0.3%):
   12,000         Kerry Group PLC                                                 280,478
                                                                                  -------
Italy  (0.4%):
Energy  (0.4%):
   22,200         Saipem SPA                                                      374,291
                                                                                  -------
Japan  (1.7%):
Consumer Discretionary  (0.0%):
   90             Hokuto Corp.                                                      1,567
                                                                                    -----
Consumer Staples  (0.2%):
   14,000         Fuji Oil Co. Ltd.                                               135,066
                                                                                  -------
Health Care  (0.7%):
   33,000         Tanabe Seiyaku Co. Ltd.                                         333,489
   10,900         Terumo Corp.                                                    350,529
                                                                                  -------
                                                                                  684,018
                                                                               ----------
Industrials  (0.4%):
   13,600         Sato Corp.                                                      314,537
                                                                                  -------
Technology  (0.4%):
   32,000         Furuno Electric Co. Ltd.                                        337,762
                                                                                  -------
                                                                                1,472,950
                                                                               ----------
Singapore  (0.5%):
Consumer Staples  (0.5%):
   74,000         Asia Pacific Breweries Ltd.                                     393,687
                                                                                  -------
Spain  (0.5%):
Technology  (0.5%):
   15,000         Prosegur Compania de Seguridad                                  389,353
                                                                                  -------
   SA
Sweden  (0.4%):
Consumer Discretionary  (0.4%):
   19,200         Haldex AB                                                       365,363
                                                                                  -------
Switzerland  (0.4%):
Consumer Staples  (0.4%):
   22             Lindt & Spruengli AG                                            363,777
                                                                                  -------
United Kingdom  (1.5%):
Consumer Staples  (0.4%):
   31,189         Bunzl PLC                                                       312,428
                                                                                  -------
Materials  (0.7%):
   14,000         Antofagasta PLC                                                 383,196
   56,050         Filtrona PLC                                                    270,849
                                                                                  -------
                                                                                  654,045
                                                                               ----------
Technology  (0.4%):
   121,000        Halma PLC                                                       314,760
                                                                                  -------
                                                                                1,281,233
                                                                               ----------
United States  (83.0%):
Consumer Discretionary  (9.7%):
   20,000         AnnTaylor Stores Corp. (b)                                      531,000
   49,900         Audiovox Corp., Class A (b)                                     697,602
   20,050         Brunswick Corp.                                                 756,487
   8,500          Columbia Sportswear Co. (b)                                     394,400
   37,050         Fossil, Inc. (b)                                                673,940
   13,700         Kerzner International Ltd. (b)                                  761,035
   5,362          MDC Holdings, Inc.                                              423,008
   14,200         Polo Ralph Lauren Corp.                                         714,260
   22,100         Reebok International Ltd.                                     1,250,197
   13,850         RENT-A-CENTER, Inc. (b)                                         267,444
   7,200          Thor Industries, Inc.                                           244,800
   42,600         Urban Outfitters, Inc. (b)                                    1,252,439
   21,900         West Marine, Inc. (b)                                           323,682
                                                                                  -------
                                                                                8,290,294
                                                                               ----------
Consumer Staples  (2.0%):
   27,977         Fresh Del Monte Produce, Inc.                                   761,534
   30,500         Performance Food Group Co. (b)                                  962,580
                                                                                  -------
                                                                                1,724,114
                                                                               ----------
Energy  (12.6%):
   10,000         CARBO Ceramics, Inc.                                            659,900
   27,600         Denbury Resources, Inc. (b)                                   1,392,144
   36,500         Headwaters, Inc. (b)                                          1,365,100
   16,200         Houston Exploration Co. (b)                                   1,089,450
   14,300         Hydril Co. (b)                                                  981,552
   20,144         National-Oilwell Varco, Inc. (b)                              1,325,475
   15,400         Newfield Exploration Co. (b)                                    756,140
   16,000         Remington Oil & Gas Corp. (b)                                   664,000
   13,000         Spinnaker Exploration Co. (b)                                   840,970
   16,500         Veritas DGC, Inc. (b)                                           604,230
   24,554         XTO Energy, Inc.                                              1,112,787
                                                                                ---------
                                                                               10,791,748
                                                                               ----------
Financials  (11.0%):
   27,600         Arch Capital Group Ltd. (b)                                   1,368,684
   30,000         Bancshares of Florida, Inc (b)                                  663,600
   15,800         CBL & Associates Properties, Inc.                               647,642
   55,400         Colonial Bancgroup, Inc.                                      1,240,960
   30,000         Cullen/Frost Bankers, Inc.                                    1,480,200
   8,000          Healthcare Realty Trust, Inc.                                   321,120
   10,900         HRPT Properties Trust                                           135,269
   20,000         Main Street Banks, Inc.                                         536,000
   10,841         SCBT Financial Corp.                                            342,359
   52,800         Scottish Annuity & Life Holdings                              1,258,752
                  Ltd.
   4,488          TD Banknorth, Inc.                                              135,268
   2,153          Toronto-Dominion Bank                                           106,186
   18,800         WSFS Financial Corp.                                          1,107,132
                                                                                ---------
                                                                                9,343,172
                                                                               ----------
Health Care  (12.4%):
   60,000         Albany Molecular Research (b)                                   730,800
   18,500         Bio-Rad Laboratories, Inc., Class A (b)                       1,017,315
   25,800         Cerner Corp. (b) (d)                                          2,242,794
   9,200          Coventry Health Care, Inc. (b)                                  791,384
   28,700         Edwards Lifesciences Corp. (b)                                1,274,567
   38,000         Intermagnetics General Corp. (b)                              1,061,720
   20,000         Kindred Healthcare, Inc. (b)                                    596,000
   38,400         Mentor Corp.                                                  2,112,384
   9,300          Par Pharmaceutical, Inc. (b)                                    247,566
   8,100          Unitedhealth Group, Inc.                                        455,220
                                                                                  -------
                                                                               10,529,750
                                                                               ----------
Industrials  (14.3%):
   10,000         Alliant Techsystems, Inc. (b)                                   746,500
   20,000         American Woodmark Corp.                                         672,000
   31,000         Armor Holdings, Inc. (b)                                      1,333,310
   8,600          Banta Corp.                                                     437,654
   13,900         CDI Corp.                                                       410,606
   20,000         ElkCorp                                                         715,400
   30,000         Jacobs Engineering Group, Inc. (b)                            2,022,000
   42,400         Precision Castparts Corp.                                     2,251,440
   8,000          Ryder System, Inc.                                              273,760
   12,700         Timken Co.                                                      376,301
   41,400         Universal Forest Products, Inc.                               2,373,047
   28,750         Werner Enterprises, Inc.                                        497,088
                                                                                  -------
                                                                               12,109,106
                                                                               ----------
Materials  (7.1%):
   11,000         Albemarle Corp.                                                 414,700
   36,900         Florida Rock Industries                                       2,364,921
   3,900          Quanex Corp.                                                    258,258
   38,500         RTI International Metals, Inc. (b)                            1,514,975
   27,300         Steel Technologies, Inc.                                        707,889
   9,000          The Scotts Co., Class A                                         791,370
                                                                                  -------
                                                                                6,052,113
                                                                               ----------
Technology  (11.3%):
   17,000         Black Box Corp.                                                 713,320
   23,000         Compuware Corp. (b)                                             218,500
   27,000         eSPEED, Inc., Class A (b)                                       204,660
   27,000         Global Imaging Systems, Inc. (b)                                919,350
   30,300         Hutchinson Technology, Inc. (b)                                 791,436
   14,150         Imation Corp.                                                   606,611
   43,200         Intergraph Corp. (b)                                          1,931,472
   47,600         Methode Electronics, Inc.                                       548,352
   50,900         Standard Microsystems Corp. (b)                               1,522,419
   20,000         StarTek, Inc.                                                   264,000
   13,144         Tektronix, Inc.                                                 331,623
   57,900         Transaction Systems Architects, Inc. (b)                      1,612,515
                                                                                ---------
                                                                                9,664,258
                                                                               ----------
Telecommunications  (0.2%):
   19,000         General Communication, Inc., Class A (b)                        188,100
                                                                                  -------
Utilities  (2.4%):
   19,900         Hawaiian Electric Industries, Inc.                              554,812
   10,100         Northwest Natural Gas Co.                                       375,922
   40,500         UGI Corp.                                                     1,140,075
                                                                                ---------
                                                                                2,070,809
                                                                               70,763,464
Total Common Stocks (Cost $53,534,934)                                         80,662,948
                                                                               ----------

Cash Equivalent  (4.2%):
   3,594,918      Huntington Money Market Fund, Interfund Shares *              3,594,918
                                                                                ---------
Total Cash Equivalent (Cost $3,594,918)                                         3,594,918
                                                                                ---------


Shares or Principal
Amount                                                                              Value

Short-Term Securities Held as Collateral
for Securities Lending  (3.4%)
Commerical Paper (0.5%):
$103,095       Cafco LLC, 3.74%, 11/21/2005                                      103,095
103,095        Ford Credit Floor Plan Master Owner Trust A, 2002-1 Motown, 3.82%,
11/18/2005     103,095
41,524         Nieuw Amsterdam Receivables Corp., 3.74%, 11/22/2005               41,524
52,119         Nieuw Amsterdam Receivables Corp., 3.87%, 12/21/2005               52,119
71,307         Three Pillars Funding LLC, 3.70%, 10/14/2005                       71,307
43,529         Three Pillars Funding LLC, 3.80%, 10/28/2005                       43,529
                                                                              ----------
                                                                                 414,669
                                                                              ----------

Mutual Fund (0.0%):
1,432          JP Morgan Institutional Prime Money Market Fund, 3.61%, 10/03/2005  1,432
                                                                              ----------


Repurchase Agreements (1.2%):
412,378        JP Morgan Chase & Co., 3.88%, 10/03/2005                          412,378
206,189        JP Morgan Chase & Co., 3.88%, 10/03/2005                          206,189
426,697        UBS Securities LLC, 3.90%, 10/03/2005                             426,697
                                                                              ----------
                                                                               1,045,264
                                                                              ----------

Time Deposit (0.1%):
61,857         Wells Fargo & Co., 3.94%, 10/03/2005                               61,857
                                                                              ----------

Variable Rate Obligations (1.6%):
102,808        Bank One Issuance Trust Class A, 2004-4, 3.81%, 10/17/2005        102,808
61,857         Bank One Issuance Trust Class A, 2003-1, 3.82%, 10/17/2005         61,857
70,448         Citibank Credit Card Issuance Trust, Class 2002-A9, Series
                2000, 3.89%, 12/15/2005                                           70,448
32,933         Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005   32,933
103,095        Chase Credit Card Owner Trust Class A, 2004-2, 3.81%, 10/17/2005  103,095
51,547         Chase Credit Card Master Trust Class A, 2001-2, 3.81%, 10/17/2005  51,547
88,776         Chase Credit Card Owner Trust Class A, 2001-1, 3.81%, 10/17/2005   88,776
26,060         Chase Credit Card Owner Trust Class A, 2003-1, 3.81%, 10/17/2005   26,060
21,478         Chase Credit Card Owner Trust Class A, 2003-1, 3.82%, 10/17/2005   21,478
61,857         Chase Credit Card Owner Trust Class A, 2003-1, 3.83%, 10/17/2005   61,857
56,988         Daimler Chrysler Master Owner Trust, 2003-A, 3.82%, 10/17/2005     56,988
51,547         Deutsche Bank AG, 4.07%, 10/03/2005                                51,547
51,547         Discover Card Master Trust Class A, 2003-1, 3.83%, 10/17/2005      51,547
55,557         Discover Card Master Trust Class A, 2001-2, 3.82%, 10/17/2005      55,557
19,473         General Electric Co., 4.15%, 7/15/2006                             19,473
103,095        HBOS Treasury Services PLC, 4.04%, 12/30/2005                     103,095
103,095        JP Morgan Securities, Inc., 3.92%, 12/02/2005                     103,095
20,619         MBNA Master Credit Card Trust II Class A, 1997-K, 3.81%,
                 10/17/2005                                                       20,619
123,713        MBNA Master Credit Card Trust II Class A, 2000-K, 3.64%,
                 10/17/2005                                                      123,713
82,476         Merril Lynch & Co., Inc., 3.90%, 12/15/2005                        82,476
51,547         Merril Lynch & Co., Inc., 4.07%, 10/03/2005                        51,547
                                                                              ----------
                                                                               1,340,516
                                                                              ----------

Total Short-Term Securities Held as Collateral For
Securities Lending (Cost $2,863,738)                                           2,863,738
                                                                              ----------





Total Investments (Cost $59,993,590) (a)-102.2%                                87,121,604
Liabilities in Excess of Other Assets-(2.2)%                                  (1,888,918)
                                                                              -----------

NET ASSETS-100.0%                                                         $    85,232,686
                                                                               ==========
------------
See Notes to Portfolio of Investments.



Huntington Fixed Income Securities Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


       Principal           Security
       Amount or Shares    Description                                                                                       Value

Corporate Bonds  (43.4%):
Auto/Truck Parts & Equipment  (0.6%):
       $1,000,000          Carlisle Cos., Inc., 7.250%, 1/15/07                                                         $1,025,541
                                                                                                                         ---------
Banks  (1.2%):
       1,000,000           First Tennessee Bank, 6.400%, 4/1/08                                                          1,038,295
       1,000,000           KeyCorp, 6.750%, 3/15/06                                                                      1,009,899
                                                                                                                         ---------
                                                                                                                         2,048,194
                                                                                                                        ----------
Building & Construction  (1.0%):
       1,500,000           Hanson PLC, 7.875%, 9/27/10                                                                   1,681,361
                                                                                                                         ---------
Business Services  (0.6%):
       1,000,000           The Reynold & Reynolds Co., 7.000%, 12/15/06                                                  1,004,042
                                                                                                                         ---------
Data Processing and Preparation  (1.0%):
       1,800,000           Affiliated Computer Services, 5.200%, 6/1/15                                                  1,754,581
                                                                                                                         ---------
Diversified Financial Services  (7.4%):
       2,000,000           American General Finance Corp., 6.100%, 5/22/06                                               2,021,020
       1,000,000           General Electric Capital Corporation, 6.750%, 3/15/32                                         1,176,228
       1,000,000           Household Financial Corp., 5.750%, 1/30/07                                                    1,015,510
       2,000,000           HSBC Finance Corp., 5.625%, 6/15/20                                                           1,927,498
       3,000,000           Lehman Brothers Holdings, 7.500%, 9/1/06                                                      3,070,445
       1,000,000           MBNA America Bank N.A., 6.500%, 6/20/06 (c)                                                   1,014,294
       1,000,000           Morgan Stanley Dean Witter & Co., 6.750%, 10/15/13                                            1,105,951
       1,000,000           The Bear Stearns Cos., Inc., 6.500%, 5/1/06                                                   1,012,036
                                                                                                                         ---------
                                                                                                                        12,342,982
                                                                                                                        ----------
Diversified Manufacturing  (1.9%):
       2,000,000           Eaton Corp., 8.900%, 8/15/06                                                                  2,065,600
       1,000,000           Norsk Hydro AS, 6.700%, 1/15/18                                                               1,130,100
                                                                                                                         ---------
                                                                                                                         3,195,700
                                                                                                                        ----------
Diversified Telecommunications  (0.7%):
       1,000,000           Alltel Ohio LP, 8.000%, 8/15/10 (c)                                                           1,135,149
                                                                                                                         ---------
Electrical Services  (3.2%):
       1,000,000           Atlantic City Electric, 6.750%, 5/12/08                                                       1,041,789
       1,000,000           Cincinnati Gas & Electric Co., 6.400%, 4/1/08                                                 1,036,422
       1,000,000           Cinergy Global Resources, 6.200%, 11/3/08 (c)                                                 1,038,150
       1,000,000           CLECO Corp., 6.520%, 5/15/09                                                                  1,045,217
       1,300,000           Gulf Power Co., 4.900%, 10/1/14                                                               1,288,075
                                                                                                                         ---------
                                                                                                                         5,449,653
                                                                                                                        ----------
Electronic Components  (0.6%):
       1,000,000           Philips Electronics NV, 8.375%, 9/15/06                                                       1,034,606
                                                                                                                         ---------
Electronic Equipment & Instruments  (2.2%):
       1,000,000           Cooper Industries, Inc., 5.250%, 7/1/07                                                       1,009,005
       2,460,000           Thermo Electron Corp., 7.625%, 10/30/08                                                       2,645,627
                                                                                                                         ---------
                                                                                                                         3,654,632
                                                                                                                        ----------
Finance  (1.2%):
       2,000,000           SLM Corp., Series A, 5.375%, 1/15/13                                                          2,052,494
                                                                                                                         ---------
Health Services  (2.3%):
       1,400,000           Allegiance Corp., 7.300%, 10/15/06                                                            1,434,796
       2,500,000           Wellpoint, Inc., 4.250%, 12/15/09                                                             2,445,385
                                                                                                                         ---------
                                                                                                                         3,880,181
                                                                                                                        ----------
Insurance  (2.4%):
       1,000,000           Metlife, Inc., 5.000%, 11/24/13                                                                 994,462
       2,000,000           Protective Life Corp., 5.875%, 8/15/06 (c)                                                    2,020,332

       1,000,000           SunAmerica, Inc., 6.750%, 10/1/07                                                             1,037,326
                                                                                                                         ---------
                                                                                                                         4,052,120
                                                                                                                        ----------
Metals & Mining  (1.9%):
       3,000,000           Barrick Gold Corp., 7.500%, 5/1/07                                                            3,127,851
                                                                                                                         ---------
Multimedia  (0.6%):
       1,000,000           E.W. Scripps Co., 6.625%,                                                                     1,041,924
                                                                                                                         ---------
                           10/15/07
Petroleum & Petroleum Products  (2.0%):
       1,000,000           Kinder Morgan Energy Partners, 6.800%, 3/1/08                                                 1,044,430
       2,000,000           Kinder Morgan Energy Partners, 7.400%, 3/15/31                                                2,327,962
                                                                                                                         ---------
                                                                                                                         3,372,392
                                                                                                                        ----------
Pipelines  (0.5%):
       750,000             Trans-Canada Pipelines, 9.125%, 4/20/06                                                         768,032
                                                                                                                           -------
Printing & Publishing  (0.8%):
       1,200,000           Knight-Ridder, Inc., 9.875%, 4/15/09                                                          1,380,370
                                                                                                                         ---------
Railroads  (1.8%):
       1,000,000           Atchison Topeka & Santa Fe Railroad, 6.550%, 7/1/06                                           1,014,717
       2,080,000           Union Pacific Corp., 5.214%, 9/30/14                                                          2,095,413
                                                                                                                         ---------
                                                                                                                         3,110,130
                                                                                                                        ----------
Real Estate Investment Trusts  (5.5%):
       1,045,000           Avalon Properties, 6.875%, 12/15/07                                                           1,088,315
       1,500,000           CPG Partners LP, 3.500%, 3/15/09                                                              1,430,682
       2,000,000           Duke Realty LP, 3.500%, 11/1/07                                                               1,945,856
       1,000,000           MACK-CALI Realty LP, 7.750%, 2/15/11                                                          1,118,409
       580,000             Simon Property Group LP, 7.375%, 1/20/06                                                        584,740
       1,949,000           Simon Property Group LP, 6.875%, 11/15/06                                                     1,978,457
       1,000,000           Weingarten Realty Investment, 7.350%, 7/20/09                                                 1,098,825
                                                                                                                         ---------
                                                                                                                         9,245,284
                                                                                                                        ----------
Reinsurance  (2.5%):
       2,000,000           General Electric Global Insurance Holding Corp., 7.500%, 6/15/10                              2,175,684
       2,050,000           RenaissanceRe Holdings Ltd., 5.875%, 2/15/13                                                  2,055,529
                                                                                                                         ---------
                                                                                                                         4,231,213
                                                                                                                        ----------
Retail  (1.5%):
       2,500,000           Tandy Corp., 6.950%, 9/1/07                                                                   2,587,865
                                                                                                                         ---------
Total Corporate Bonds (Cost $72,686,870)                                                                                73,176,297
                                                                                                                        ----------

U.S. Treasury Obligations (30.3%): U.S. Treasury Bonds (9.5%):
       2,000,000           8.750%, 8/15/20                                                                               2,894,610
       2,000,000           6.000%, 2/15/26                                                                               2,358,750
       2,000,000           6.750%, 8/15/26                                                                               2,563,360
       1,500,000           5.250%, 11/15/28                                                                              1,633,946
       3,000,000           6.250%, 5/15/30                                                                               3,725,040
       2,500,000           5.375%, 2/15/31                                                                               2,800,780
                                                                                                                         ---------
                                                                                                                        15,976,486
                                                                                                                        ----------
U.S. Treasury Notes (20.8%):
       5,750,000           3.125%, 10/15/08                                                                              5,575,705
       7,500,000           5.750%, 8/15/10                                                                               7,998,922
       2,000,000           4.000%, 11/15/12                                                                              1,967,422
       5,000,000           4.250%, 8/15/13                                                                               4,982,810
       3,000,000           2.000%, 7/15/14                                                                               3,176,794
       3,500,000           4.250%, 8/15/14                                                                               3,478,125
       2,000,000           7.500%, 11/15/16                                                                              2,531,406
       4,500,000           6.125%, 8/15/29                                                                               5,478,575
                                                                                                                         ---------
                                                                                                                        35,189,759
Total U.S. Treasury Obligations (Cost $49,115,635)                                                                      51,166,245
                                                                                                                        ----------

U.S. Government Agencies (23.3%): Federal Farm Credit Bank (1.2%):
       2,000,000           3.625%, 7/28/08                                                                               1,955,790
                                                                                                                         ---------
Federal Home Loan Bank  (13.3%):
       4,000,000           3.750%, 1/16/07                                                                               3,968,476
       6,000,000           2.625%, 2/16/07                                                                               5,849,304
       3,000,000           3.375%, 10/5/07                                                                               2,944,902
       4,000,000           3.500%, 11/15/07                                                                              3,926,276
       3,000,000           4.375%, 6/8/12                                                                                2,950,377
       3,000,000           4.625%, 8/15/12                                                                               2,996,571
                                                                                                                         ---------
                                                                                                                        22,635,906
                                                                                                                        ----------
Federal Home Loan Mortgage Corporation  (4.7%):
       2,000,000           3.000%, 5/26/06                                                                               1,983,682
       3,000,000           3.000%, 5/21/07                                                                               2,936,631
       2,000,000           3.640%, 8/12/08                                                                               1,958,880
       1,000,000           5.200%, 3/5/19                                                                                  988,490
                                                                                                                           -------
                                                                                                                         7,867,683
                                                                                                                        ----------
Federal National Mortgage Association  (4.1%):
       1,000,000           2.500%, 5/12/06                                                                                 989,417
       1,000,000           3.750%, 7/6/07                                                                                  984,433
       3,000,000           3.250%, 7/30/07                                                                               2,940,186
       2,000,000           3.000%, 7/16/13                                                                               1,975,888
                                                                                                                         ---------
                                                                                                                         6,889,924
Total U.S. Government Agencies (Cost $39,862,844)                                                                       39,349,303
                                                                                                                        ----------

U.S. Government Mortgage Backed Agencies (1.1%): Federal Home Loan Mortgage
Corporation (0.8%):
       697,202             Pool # 254403, 6.000%, 8/1/17                                                                   717,283
       635,145             Pool # 599630, 6.500%, 8/1/16                                                                   656,986
                                                                                                                           -------
                                                                                                                         1,374,269
                                                                                                                        ----------
Government National Mortgage Association  (0.3%):
       282,226             Pool # 345128, 6.500%, 1/15/24                                                                  294,316
       68,310              Pool # 352982, 7.500%, 5/15/24                                                                   72,869
       8,388               Pool # 363175, 7.000%, 11/15/08                                                                   8,643
       70,774              Pool # 372962, 7.000%, 3/15/24                                                                   74,760
       29,460              Pool # 373015, 8.000%, 6/15/24                                                                   31,553
       60,711              Pool # 383488, 7.000%, 2/15/09                                                                   62,878
                                                                                                                            ------
                                                                                                                           545,019
Total U.S. Government Mortgage Backed Agencies (Cost $1,882,932)                                                         1,919,288
                                                                                                                         ---------

Preferred Stocks  (0.7%):
Bank Holding Companies  (0.2%):
       10,000              Suntrust Capital IV, 7.125%                                                                     256,200
                                                                                                                           -------
Banks  (0.2%):
       20,000              Wells Fargo Capital Trust II, 7.000%                                                            509,600
                                                                                                                           -------
Financial Services  (0.0%):
       1,400               National Commerce Capital Trust II, 7.700%                                                       36,106
                                                                                                                            ------
Life/Health Insurance  (0.2%):
       10,000              Aetna, Inc., 8.500%                                                                             258,100
                                                                                                                           -------
Real Estate Investment Trusts  (0.1%):
       5,000               Public Storage, Series R, 8.000%                                                                127,800
                                                                                                                           -------
Total Preferred Stocks (Cost $1,229,101)                                                                                 1,187,806
                                                                                                                         ---------

Cash Equivalent  (1.7%):
       2,854,376           Huntington Money Market Fund, Interfund Shares*                                               2,854,376
                                                                                                                         ---------
Total Cash Equivalent (Cost $2,854,376)                                                                                  2,854,376
                                                                                                                         ---------



Total Investments (Cost $167,631,758) (a)   -   100.5%                                                                 169,653,315
Liabilities in Excess of Other Assets   -   (0.5)%                                                                       (777,887)
                                                                                                                         ---------

NET ASSETS   -   100.0%    $                                                                                           168,875,428
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.




Huntington Intermediate Government Income Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


     Principal            Security
     Amount or Shares     Description                                                                                        Value

U.S. Government Agencies (52.5%): Federal Farm Credit Bank (4.5%):
     $1,000,000           5.750%, 1/18/11                                                                               $1,056,950
     2,000,000            4.900%, 3/17/14                                                                                1,956,294
     2,000,000            4.990%, 1/28/15                                                                                1,975,522
                                                                                                                         ---------
                                                                                                                         4,988,766
                                                                                                                        ----------
Federal Home Loan Bank  (13.1%):
     2,000,000            3.540%, 10/6/05                                                                                1,999,400
     1,500,000            3.875%, 8/14/09                                                                                1,468,454
     1,000,000            4.000%, 7/8/11                                                                                   965,229
     2,000,000            4.375%, 2/13/15                                                                                1,958,754
     2,000,000            4.750%, 9/11/15                                                                                2,004,912
     3,000,000            Series 1, 4.000%, 7/13/07                                                                      2,975,103
     1,000,000            Series 6Z14, 4.500%, 11/14/14                                                                    992,129
     2,000,000            Series EM09, 5.985%, 4/9/09                                                                    2,101,592
                                                                                                                         ---------
                                                                                                                        14,465,573
                                                                                                                        ----------
Federal Home Loan Mortgage Corporation  (23.8%):
     1,000,000            3.250%, 1/28/08                                                                                  975,524
     2,000,000            3.000%, 5/13/08                                                                                1,931,724
     1,000,000            3.875%, 1/12/09                                                                                  978,912
     2,000,000            6.000%, 6/15/11                                                                                2,143,036
     2,000,000            4.375%, 11/9/11                                                                                1,965,260
     2,000,000            5.000%, 8/15/12                                                                                1,993,900
     2,000,000            4.750%, 10/11/12                                                                               1,985,660
     2,000,000            4.250%, 5/22/13                                                                                1,937,890
     1,500,000            5.125%, 11/7/13                                                                                1,501,226
     1,500,000            5.162%, 12/16/13                                                                               1,511,339
     1,000,000            4.500%, 4/2/14                                                                                   971,695
     2,000,000            5.000%, 11/13/14                                                                               1,996,692
     3,000,000            5.000%, 3/2/15                                                                                 2,986,623
     3,500,000            5.200%, 3/5/19                                                                                 3,459,714
                                                                                                                         ---------
                                                                                                                        26,339,195
                                                                                                                        ----------
Federal National Mortgage Association  (11.1%):
     2,000,000            2.810%, 9/28/06                                                                                1,968,526
     1,000,000            3.500%, 12/28/06                                                                                 986,528
     2,000,000            3.410%, 8/30/07                                                                                1,961,996
     3,000,000            4.375%, 7/17/13                                                                                2,900,091
     2,000,000            5.250%, 3/24/15                                                                                2,008,382
     2,500,000            5.000%, 4/26/17                                                                                2,448,885
                                                                                                                         ---------
                                                                                                                        12,274,408
Total U.S. Government Agencies (Cost $58,235,636)                                                                       58,067,942
                                                                                                                        ----------

U.S. Government Mortgage Backed Agencies (32.1%): Federal Home Loan Mortgage
Corporation (12.1%):
     1,537,049            Pool # C90699, 5.000%, 8/1/23                                                                  1,517,974
     685,240              Pool # E01184, 6.000%, 8/1/17                                                                    704,308
     813,725              Pool # G08005, 5.500%, 8/1/34                                                                    814,202
     676,311              Pool # M80773, 5.000%, 10/1/09                                                                   679,952
     943,242              REMIC Series R002, Class AH, 4.750%, 7/15/15                                                     936,659
     1,000,000            Series 2003-32, Class KB, 5.000%, 3/25/17                                                        999,545
     1,330,460            Series 2555, Class B, 4.250%, 1/15/18                                                          1,303,113
     2,500,000            Series 2571, Class VP, 5.500%, 7/15/21                                                         2,504,568
     1,000,000            Series 2670, Class QP, 4.000%, 2/15/27                                                           982,091
     1,942,386            Series 2957, Class VB, 5.000%, 4/15/16                                                         1,941,614
     1,000,000            Series 2976, Class HP, 4.500%, 1/15/33                                                           977,121
                                                                                                                           -------
                                                                                                                        13,361,147
                                                                                                                        ----------
Federal National Mortgage Association  (16.3%):
     1,439,080            Pool # 254594, 5.500%, 1/1/33                                                                  1,439,850
     1,749,554            Pool # 254759, 4.500%, 6/1/18                                                                  1,716,255
     769,577              Pool # 254911, 5.000%, 10/1/23                                                                   760,127
     1,761,578            Pool # 255360, 5.000%, 8/1/24                                                                  1,739,238
     428,114              Pool # 647408, 5.000%, 10/1/17                                                                   427,457
     532,931              Pool # 677002, 5.500%, 1/1/18                                                                    540,956
     1,731,252            Pool # 685852, 5.500%, 1/1/18                                                                  1,757,321
     2,124,861            Pool # 735224, 5.500%, 2/1/35                                                                  2,125,846
     2,160,130            Pool # 783793, 6.000%, 7/1/34                                                                  2,196,707
     876,260              Pool # 806715, 5.500%, 1/1/35                                                                    876,324
     1,420,288            Pool # 807963, 5.000%, 1/1/35                                                                  1,392,328
     918,488              Series 2003-108, Class HA, 5.000%, 1/25/27                                                       917,854
     1,592,793            Series 2003-11, Class BA, 5.500%, 8/25/32                                                      1,611,438
     459,028              Series 2003-16, Class CB, 4.000%, 2/25/33                                                        448,067
                                                                                                                           -------
                                                                                                                        17,949,768
                                                                                                                        ----------
Government National Mortgage Association  (3.7%):
     535,699              Pool # 2699, 6.000%, 1/20/29                                                                     547,652
     707,437              Pool # 576456, 6.000%, 3/15/32                                                                   724,767
     1,338,712            Series 2002-70, Class A, 4.000%, 8/20/32                                                       1,344,158
     1,500,000            Series 2003-100, Class VB, 5.500%, 1/20/23                                                     1,505,068
                                                                                                                         ---------
                                                                                                                         4,121,645
Total U.S. Government Mortgage Backed Agencies (Cost $35,907,788)                                                       35,432,560
                                                                                                                        ----------

U.S. Treasury Notes  (12.8%):
     2,000,000            4.625%, 5/15/06                                                                                2,006,954
     2,000,000            6.875%, 5/15/06                                                                                2,033,906
     2,000,000            7.000%, 7/15/06                                                                                2,043,750
     1,000,000            6.500%, 10/15/06                                                                               1,023,477
     2,000,000            6.125%, 8/15/07                                                                                2,069,766
     2,000,000            3.375%, 11/15/08                                                                               1,952,266
     1,000,000            5.000%, 8/15/11                                                                                1,039,102
     2,000,000            4.250%, 11/15/14                                                                               1,985,704
                                                                                                                         ---------
Total U.S. Treasury Notes (Cost $14,073,536)                                                                            14,154,925
                                                                                                                        ----------

Cash Equivalent  (1.8%):
     1,936,043            Huntington Money Market Fund, Interfund Shares *                                               1,936,043
                                                                                                                         ---------
Total Cash Equivalent (Cost $1,936,043)                                                                                  1,936,043
                                                                                                                         ---------



Total Investments (Cost $110,153,003) (a)   -   99.2%                                                                  109,591,470
Other Assets in Excess of Liabilities   -   0.8%                                                                           863,700
                                                                                                                           -------

NET ASSETS   -   100.0%                                                                                               $110,455,170
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.


Huntington Michigan Tax-Free Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


     Principal             Security
     Amount or Shares      Description                                                                                       Value

Municipal Bonds  (98.1%):
Michigan  (98.1%):
     $80,000               Alpena, MI, Public Schools, G.O., (MBIA Ins), 5.500%, 5/1/09                                    $82,834
     135,000               Ann Arbor, MI, Water Supply Systems Revenue, Series Z, (AMBAC                                   131,039
                            Ins), 3.000%, 2/1/11
     195,000               Atherton, MI, Community School District, G.O., 6.000%, 5/1/09                                   212,805
     475,000               Avondale, MI, School District, Building & Site, G.O., 5.250%, 5/1/18                            515,061
     100,000               Bedford, MI, Public School District, G.O., (FSA Ins), 4.650%, 5/1/12                            104,003
     150,000               Big Rapids, MI, Public School District, (FSA Ins), 5.000%, 5/1/19                               155,499
     300,000               Birmingham, MI, Sewer Improvements, G.O., 5.700%, 10/1/13                                       323,916
     75,000                Bishop, MI, International Airport Authority Refunding, Series A, G.O.,                           79,415
                           (AMBAC Ins), 5.100%, 12/1/18
     100,000               Bloomfield Hills, MI, School Improvements, G.O., 5.000%,                                        103,062
     125,000               Bridgeport Spaulding, MI, City School District, G.O., 5.500%, 5/1/14                            138,016
     100,000               Burton, MI, Water Supply & Sewer Revenue, (MBIA Ins), 5.000%, 12/1/08                           105,481
     800,000               Caledonia, MI, Community Schools, G.O., 5.250%, 5/1/15                                          864,271
     250,000               Canton Charter Township, MI, G.O., (FGIC Ins), 5.250%, 10/1/11                                  267,880
     50,000                Cedar Springs, MI, Public School District G.O., 4.800%, 5/1/11                                   51,809
     400,000               Chippewa Valley, MI, Schools, Building & Site, Series I, G.O.,                                  441,064
                           5.375%, 5/1/17
     250,000               Chippewa Valley, MI, Schools, Building & Site, Series I, G.O., 5.375%, 5/1/18                   275,665
     100,000               Coldwater, MI, Water Supply Refunding Revenue, (AMBAC Ins),                                     102,597
                           4.750%, 7/1/10
     300,000               Coopersville, MI, Area Public Schools, G.O., (MBIA Ins), 4.875%, 5/1/15                         317,661
     65,000                Detroit, MI, City School District, Series B, G.O., (FGIC Ins), 5.000%, 5/1/19                    68,817
     250,000               Detroit, MI, Downtown Development Authority Tax Increment Revenue,                              260,375
                           Series A, (MBIA Ins), 4.650%, 7/1/10
     150,000               Detroit, MI, Public Improvements, Series A, G.O., (FGIC Ins), 5.375%, 4/1/11                    156,159
     300,000               Detroit, MI, School District, G.O., (FGIC Ins), 5.375%, 5/1/15                                  324,849
     50,000                Detroit, MI, Water Supply System Revenue, Series A, (MBIA Ins),                                  52,721
                           5.200%, 7/1/08
     500,000               Detroit, MI, Water Supply Systems Revenue, Series A, (FGIC Ins),                                545,124
                           5.000%, 7/1/13
     60,000                Dexter, MI, Community Schools, G.O., (FGIC Ins), 4.800%, 5/1/10                                  62,216
     90,000                Dowagiac, MI, Union School District, G.O., 5.500%, 5/1/16                                        99,372
     150,000               Eastern Michigan University, Refunding Revenue, (FGIC Ins),                                     169,842
                           5.800%, 6/1/12
     65,000                Ecorse, MI, Public School District, G.O. (FGIC Ins), 5.250%, 5/1/12                              69,079
     270,000               Ferndale, MI, Public Improvements Refunding, G.O., (FGIC Ins), 5.000%,                          290,399
                            4/1/15
     100,000               Forest Hills, MI, Public Schools, G.O., 5.200%, 5/1/08                                          101,181
     250,000               Forest Hills, MI, Public Schools, G.O., 5.250%, 5/1/13                                          271,190
     400,000               Fowlerville, MI, Community School District, G.O., (MBIA Ins), 5.350%,                           415,072
                           5/1/10
     45,000                Genesee County, MI, Building Authority, G.O. (MBIA Ins), 4.000%,                                 45,982
                           5/1/08
     200,000               Genesee County, MI, Building Authority, G.O., (AMBAC Ins),                                      213,284
                           5.100%, 5/1/14
     200,000               Godwin Heights, MI, Public Schools, G.O., 5.600%, 5/1/14                                        219,904
     100,000               Grand Ledge, MI, Public School District Refunding, G.O., (FSA Ins),                             103,109
                           4.750%, 5/1/14
     25,000                Grand Rapids, MI, Community College, G.O. (FGIC Ins), 5.100%, 5/1/13                             26,126
     545,000               Grand Rapids, MI, Downtown Development Authority Tax Increment                                  553,948
                            Revenue, (MBIA Ins), 6.600%, 6/1/08
     100,000               Grand Rapids, MI, G.O., 5.100%, 4/1/14                                                          104,977
     200,000               Grandville, MI, Public School District Refunding, G.O., 5.150%, 5/1/12                          205,804
     490,000               Greenville, MI, Public Schools Refunding G.O., (FSA Ins), 4.900%,                               505,381
                           5/1/13
     95,000                Grosse Isle Township, MI, School District Refunding, G.O. (FGIC Ins),                            98,244
                           4.850%, 5/1/12
     500,000               Grosse Pointe, MI, Public Schools, G.O., 5.000%, 5/1/13                                         538,205
     300,000               Hartland, MI, Consolidated School District Refunding, G.O., 5.050%,                             316,044
                           5/1/18
     200,000               Howell, MI, Public Schools, G.O., 5.000%, 5/1/10                                                213,614
     45,000                Hudsonville, MI, Public Schools, G.O., (FGIC Ins), 5.050%, 5/1/12                                46,971
     55,000                Hudsonville, MI, Public Schools, G.O., (FGIC Ins), 5.050%, 5/1/12                                57,742
     140,000               Huron Valley, MI, School District Refunding, G.O. (FGIC Ins), 5.000%,                           145,610
                           5/1/18
     50,000                Huron Valley, MI, School District, G.O., (FGIC Ins), 4.800%, 5/1/13                              52,010
     80,000                Ingham County, MI, Building Authority Refunding Revenue,                                         80,920
                           (AMBAC Ins), 5.000%, 11/1/16
     525,000               Jackson, MI, Downtown Development, G.O., (FSA Ins), 5.750%, 6/1/13                              583,400
     50,000                Kalamazoo, MI,  Building Authority Revenue, (FSA Ins), 4.400%, 10/1/10                           51,424
     200,000               Kalamazoo, MI, City Schools District, Building & Site, G.O., (FSA                               214,498
                           Ins), 5.000%, 5/1/13
     100,000               Kalamazoo, MI, Hospital Finance Authority Refunding Revenue, (MBIA                              105,471
                           Ins), 5.250%, 5/15/18
     450,000               Kelloggsville, MI, Public Schools, (FGIC Ins), 5.000%, 5/1/13                                   469,724
     175,000               Kent County, MI, Building Authority, G.O., 5.000%, 11/1/09                                      180,357
     250,000               Kent County, MI, Building Authority, G.O., 5.000%, 6/1/14                                       261,035
     25,000                Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16                                        26,157
     500,000               Lake Orion, MI, Community School District Refunding, G.O., 4.800%,                              527,930
                           5/1/15
     1,000,000             Lake Orion, MI, Community School District Refunding, G.O., 5.000%,                            1,057,860
                           5/1/18
     140,000               Lakeview, MI, Public School District, G.O., 5.000%, 5/1/16                                      147,284
     250,000               Lansing, MI, Board of Water & Light Revenue, Series A, 5.000%, 7/1/15                           268,718
     75,000                Lansing/Ingham County, MI, Building Authority, G.O., 5.125%, 11/1/10                             79,645
     200,000               Lansing/Ingham County, MI, Building Authority, G.O., 5.200%, 11/1/11                            212,638
     125,000               Madison, MI, Public School District Refunding, G.O., (FGIC Ins), 5.125%,                        133,408
                            5/1/18
     75,000                Marshall, MI, Building Authority, G.O., (AMBAC Ins), 5.450%, 4/1/14                              81,873
     300,000               Michigan Municipal Bond Authority Revenue, Series C, (AMBAC Ins),                               319,299
                           5.100%, 11/1/15
     75,000                Michigan Municipal Building Authority Revenue, 4.800%, 10/1/08                                   78,206
     400,000               Michigan Municipal Building Authority Revenue, Series A, 5.100%,                                411,988
                           10/1/09
     45,000                Michigan Municipal Building Authority, Pollution Control Revenue,                                46,932
                           5.250%, 10/1/07
     250,000               Michigan Municipal Building Authority, Water Utility Improvements                               281,758
                            Revenue, 5.875%, 10/1/17
     250,000               Michigan State Building Authority Refunding Revenue, Series I,                                  275,388
                           5.500%, 10/15/12
     50,000                Michigan State Building Authority Refunding Revenue, Series I (FSA                               55,246
                           Ins), 5.250%, 10/15/12
     100,000               Michigan State Building Authority Revenue, Series I, 4.750%, 10/15/11                           105,813
     80,000                Michigan State Building Authority Revenue, Series I, (MBIA Ins),                                 84,806
                           4.750%, 10/15/12
     600,000               Michigan State Building Authority, Facilities Program Refunding                                 634,476
                           Revenue, Series I, 5.125%, 10/15/15
     300,000               Michigan State Comprehensive Transit Refunding Revenue, Series A                                308,406
                            (MBIA Ins), 5.250%, 8/1/12
     610,000               Michigan State Comprehensive Transit Revenue, Series A, (MBIA                                   638,298
                           Ins), 5.000%, 11/1/10
     10,000                Michigan State Hospital Finance Authority Refunding Revenue, Series                              10,997
                           A (MBIA Ins), 6.000%, 5/15/14
     45,000                Michigan State Hospital Finance Authority Refunding Revenue, Series                              47,468
                           A, (FSA Ins), 5.000%, 8/15/13
     40,000                Michigan State Hospital Finance Authority Refunding Revenue, Series                              41,245
                           A, (MBIA Ins), 5.000%, 2/15/18
     100,000               Michigan State Hospital Finance Authority Revenue (AMBAC Ins),                                  104,689
                           5.500%, 1/1/16
     850,000               Michigan State Hospital Finance Authority Revenue, (MBIA Ins),                                  908,837
                           5.000%, 11/15/17
     10,000                Michigan State Hospital Financing Authority Revenue, (AMBAC Ins),                                10,734
                           5.750%, 5/15/16
     250,000               Michigan State School Improvements, G.O., 4.800%,                                               259,468
                           12/1/11
     100,000               Montabella, MI, Community School District, G.O., (FGIC Ins), 5.200%,                            106,977
                           5/1/17
     1,000,000             Mount Clemens, MI, Communtiy School District Refunding, G.O., (FSA                            1,071,449
                            Ins), 5.000%, 5/1/18
     100,000               Muskegon County, MI, Building Authority Refunding, G.O., (AMBAC                                 104,347
                           Ins), 4.625%, 9/1/13
     50,000                Newaygo, MI, Public Schools, G.O., 5.500%, 5/1/13                                                54,765
     70,000                Northwestern Community College, MI, Prerefunded, G.O., (FGIC Ins),                               75,599
                           5.300%, 4/1/12
     10,000                Northwestern Community College, MI, Unrefunded, G.O. , (FGIC Ins),                               10,719
                           5.300%, 4/1/12
     150,000               Novi, MI, Community School District, G.O., 5.125%, 5/1/18                                       158,964
     50,000                Oakland County, MI, Sewer Improvements Refunding, G.O.,                                          50,928
                           4.950%, 10/1/09
     500,000               Paw Paw, MI, Public School District, G.O., (FGIC Ins), 6.500%, 5/1/09                           553,305
     150,000               Petoskey Michigan Hospital Financial Authority, 5.500%,                                         160,823
                           11/15/09
     200,000               Portage, MI, Building Authority, G.O., 5.450%, 7/1/09                                           207,352
     250,000               Portage, MI, Public Schools, G.O., (FSA Ins), 4.500%, 5/1/14                                    256,125
     200,000               Potterville, MI, Public Schools, G.O., (FSA Ins), 5.550%, 5/1/14                                216,304
     100,000               Reeths-Puffer, MI, Schools Refunding, G.O., (FGIC Ins), 4.850%, 5/1/12                          102,338
     490,000               Romeo, MI, Community School District, G.O., 5.250%, 5/1/15                                      531,532
     640,000               Saginaw Valley State University, MI, Revenue, (AMBAC Ins), 5.000%,                              680,633
                           7/1/12
     65,000                South Lyon, MI, Community Schools, G.O., 4.250%, 5/1/10                                          67,376
     1,175,000             South Lyon, MI, Community Schools, G.O., (MBIA Ins), 5.250%,                                  1,277,107
                           5/1/18
     500,000               South Macomb, MI, Disposal Authority Revenue, (AMBAC Ins),                                      538,170
                           5.375%, 9/1/12
     200,000               Sterling Heights, MI, Building Authority, G.O., (FGIC Ins), 5.600%,                             215,376
                           10/1/13
     100,000               Stockbridge, MI, Community Schools, G.O., 5.150%, 5/1/13                                        108,054
     225,000               Tecumseh, MI, Public Schools, G.O., 5.300%, 5/1/16                                              244,546
     40,000                Three Rivers, MI, Community Schools, G.O., (FSA Ins), 4.900%,                                    41,256
                           5/1/13
     300,000               University of Michigan Refunding Revenue, Series A-1, 5.250%,                                   316,080
                           12/1/10
     200,000               Van Buren County, MI, Public Schools, G.O., (AMBAC Ins), 4.750%,                                210,934
                            5/1/16
     500,000               Van Buren County, MI, Sewage Disposal, G.O., (AMBAC Ins),                                       524,480
                           5.000%, 5/1/16
     170,000               Walker, MI, Building Authority, G.O., (MBIA Ins), 5.200%, 5/1/14                                182,045
     200,000               Waterford, MI, School District Refunding, G.O., 5.000%, 6/1/14                                  202,438
     50,000                Wayne County, MI, G.O., 5.200%, 10/1/12                                                          53,671
     125,000               Wayne County, MI, G.O., 5.250%, 6/1/16                                                          129,293
     100,000               Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13                                    107,479
     1,110,000             Wayne County, MI, Public Improvements, Series A, G.O.,                                        1,181,516
                           5.250%, 10/1/12
     15,000                Wayne County, MI, Wayne Community College, G.O., (AMBAC                                          16,172
                           Ins), 5.350%, 7/1/13
     100,000               Wayne State University, MI, Revenue (FGIC Ins), 5.375%,                                         108,461
                           11/15/13
     145,000               West Ottawa, MI, Public School District, Unrefunded, G.O., (FGIC                                149,917
                           Ins), 5.400%, 5/1/09
     60,000                West Ottawa, MI, Public School District, Unrefunded, G.O., (FGIC                                 62,293
                           Ins), 5.600%, 5/1/11
     75,000                Western Michigan University Refunding Revenue, (FGIC Ins),                                       77,825
                           5.000%, 11/15/11
     550,000               Western Ottawa, MI, Public School District Refunding, G.O., Series A,                           608,288
                           5.375%, 5/1/13
     200,000               Western Township, MI, Utilities Refunding, G.O. Series A (MBIA Ins),                            213,666
                           5.250%, 1/1/12
     200,000               White Cloud, MI, Public Schools, G.O., 5.500%, 5/1/15                                           221,794
     250,000               Whiteford, MI, Agricultural School District, G.O., 5.000%, 5/1/15                               264,030
     50,000                Woodhaven-Brownstown, MI, School District, G.O., 5.125%, 5/1/14                                  53,910
     85,000                Wyandotte, MI, Electric Utility Refunding Revenue, (MBIA Ins),                                   90,726
                           5.375%, 10/1/13
     60,000                Wyoming, MI, Public Improvements, G.O., (FGIC Ins), 5.250%, 5/1/11                               63,848
                                                                                                                            ------


Total Municipal Bonds (Cost $31,116,890)                                                                                31,384,736
                                                                                                                        ----------

Cash Equivalent  (0.3%):
     82,621                Fidelity Institutional Tax-Exempt Fund                                                           82,621
                                                                                                                            ------
Total Cash Equivalent (Cost $82,621)                                                                                        82,621
                                                                                                                            ------



Total Investments (Cost $31,199,511) (a)   -   98.4%                                                                    31,467,357
Other Assets in Excess of Liabilities   -   1.6%                                                                           518,551
                                                                                                                           -------

NET ASSETS   -   100.0%                                                                                                $31,985,908
                                                                                                                        ==========
------------
See Notes to Portfolio of Investments.





Huntington Mortgage Securities Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)
     Shares
     or
     Principal             Security
     Amount                Description                                                                                       Value

U.S. Government Mortgage Backed Agencies (84.0%): Federal Home Loan Bank (1.3%):
     $1,125,242            Series Z2-2013, Class A, 4.800%, 2/25/13                                                     $1,111,346
                                                                                                                         ---------
Federal Home Loan Mortgage Corporation  (32.9%):
     1,513,670             Pool # A15284, 5.500%, 10/1/33                                                                1,515,723
     539,967               Pool # C00730, 6.000%, 3/1/29                                                                   550,552
     197,503               Pool # C90237, 6.500%, 11/1/18                                                                  205,032
     1,317,453             Pool # C90859, 5.500%, 10/1/24                                                                1,326,454
     544,821               Pool # E96459, 5.000%, 5/1/18                                                                   543,942
     1,627,450             Pool # G08005, 5.500%, 8/1/34                                                                 1,628,912
     748,607               Pool # M80927, 5.000%, 7/1/11                                                                   752,643
     1,801,712             Pool # M80977, 5.500%, 5/1/12                                                                 1,826,663
     316,453               REMIC Series 2399, Class EC, 5.500%, 1/15/09                                                    319,034
     1,980,848             REMIC Series 2481, Class PE, 6.000%, 4/15/31                                                  2,011,948
     1,000,000             REMIC Series 2543, Class PQ, 5.500%, 4/15/22                                                  1,010,707
     2,000,000             REMIC Series 2553, Class AE, 5.500%, 9/15/29                                                  2,037,968
     1,341,086             REMIC Series 2584, Class LE, 4.000%, 12/15/13                                                 1,283,433
     943,242               REMIC Series R002, Class AH, 4.750%, 7/15/15                                                    937,249
     615,762               Series 1994-23, Class PK, 6.000%, 5/25/10                                                       626,802
     2,550,000             Series 2003-32, Class KB, 5.000%, 3/25/17                                                     2,550,433
     1,000,000             Series 2003-53, Class JL, 5.000%, 12/25/31                                                      982,592
     768,694               Series 2548, Class HA, 4.500%, 1/15/10                                                          765,153
     713,861               Series 2552, Class NM, 5.000%, 11/15/26                                                         715,868
     1,000,000             Series 2571, Class VP, 5.500%, 7/15/21                                                        1,002,452
     2,000,000             Series 2780, Class QC, 4.500%, 3/15/17                                                        1,973,010
     1,942,386             Series 2957, Class VB, 5.000%, 4/15/16                                                        1,942,828
     1,000,000             Series 2976, Class HP, 4.500%, 1/15/33                                                          977,746
                                                                                                                           -------
                                                                                                                        27,487,144
                                                                                                                        ----------
Federal National Mortgage Association  (46.0%):
     1,345,658             Pool # 254442, 5.500%, 9/1/17                                                                 1,366,341
     779,805               Pool # 254486, 5.000%, 9/1/17                                                                   778,852
     1,006,869             Pool # 254720, 4.500%, 5/1/18                                                                   988,020
     1,049,732             Pool # 254759, 4.500%, 6/1/18                                                                 1,030,081
     1,418,880             Pool # 254802, 4.500%, 7/1/18                                                                 1,392,318
     1,092,858             Pool # 254831, 5.000%, 8/1/23                                                                 1,079,779
     2,224,978             Pool # 254908, 5.000%, 9/1/23                                                                 2,198,350
     2,028,746             Pool # 254911, 5.000%, 10/1/23                                                                2,004,467
     687,580               Pool # 254955, 4.000%, 10/1/10                                                                  674,788
     869,862               Pool # 255320, 5.000%, 7/1/24                                                                   859,102
     1,914,228             Pool # 255711, 5.500%, 4/1/25                                                                 1,925,938
     965,899               Pool # 357771, 5.000%, 5/1/25                                                                   953,581
     390,789               Pool # 602879, 6.000%, 11/1/31                                                                  397,683
     895,605               Pool # 663808, 5.000%, 11/1/17                                                                  894,510
     1,288,276             Pool # 684488, 5.000%, 12/1/17                                                                1,286,701
     1,410,129             Pool # 693256, 5.000%, 4/1/18                                                                 1,407,830
     2,274,884             Pool # 729535, 5.500%, 7/1/33                                                                 2,276,649
     2,124,861             Pool # 735224, 5.500%, 2/1/35                                                                 2,126,511
     394,477               Pool # 748422, 6.000%, 8/1/33                                                                   401,257
     2,160,130             Pool # 783793, 6.000%, 7/1/34                                                                 2,197,383
     876,260               Pool # 806715, 5.500%, 1/1/35                                                                   876,597
     805,845               Pool # 814261, 6.000%, 1/1/35                                                                   819,743
     1,000,000             Pool # 836450, 6.000%, 10/1/35                                                                1,017,250
     105,407               Pool # E65142, 6.500%, 7/1/11                                                                   108,872
     1,112,695             Series 2003-38, Class TC, 5.000%, 3/25/23                                                     1,111,750
     1,000,000             Series 2003-92, Class KH, 5.000%, 3/25/32                                                       980,562
     1,064,497             Series 2004-21, Class NA, 5.500%, 4/25/34                                                     1,045,827
     2,000,000             Series 2004-45, Class NC, 5.500%, 11/25/28                                                    2,025,023
     2,126,562             Series 2004-45, Class VD, 4.500%, 3/25/18                                                     2,070,239
     1,000,000             Series 2672, Class GH, 5.500%, 8/15/31                                                        1,005,518
     1,091,000             Series 2847, Class NC, 4.000%, 1/15/24                                                        1,069,430
                                                                                                                         ---------
                                                                                                                        38,370,952
                                                                                                                        ----------
Government National Mortgage Association  (3.8%):
     2,219                 Pool # 328651, 8.500%, 5/15/07                                                                    2,257
     3,122,615             Pool # 3637, 5.500%, 11/20/34                                                                 3,148,287
                                                                                                                         ---------
                                                                                                                         3,150,544
Total U.S. Government Mortgage Backed Agencies (Cost $70,941,775)                                                       70,119,986
                                                                                                                        ----------

Common Stocks  (8.7%):
Real Estate Investment Trusts  (8.7%):
     4,700                 Acadia Realty Trust                                                                              84,553
     3,400                 Alexandria Real Estate Equities, Inc.                                                           281,146
     5,000                 American Campus Communities, Inc.                                                               120,100
     1,000                 Avalonbay Communities, Inc.                                                                      85,700
     3,400                 Boston Properties, Inc.                                                                         241,060
     7,000                 Brandywine Realty Trust                                                                         217,630
     2,000                 Camden Property Trust                                                                           111,500
     7,000                 Capital Automotive Real Estate Investment Trust, Inc.                                           270,970
     6,000                 CBL & Associates Properties, Inc.                                                               245,940
     4,200                 CenterPoint Properties Corp.                                                                    188,160
     5,000                 Correctional Properties Trust                                                                   147,050
     4,200                 Developers Diversified Realty Corp.                                                             196,140
     5,000                 Duke Realty Corp.                                                                               169,400
     4,500                 EastGroup Properties, Inc.                                                                      196,875
     1,000                 Equity Lifestyle Properties, Inc.                                                                45,000
     2,700                 Equity Office Properties Trust                                                                   88,317
     5,000                 Equity Residential Properties Trust                                                             189,250
     2,500                 Essex Property Trust, Inc.                                                                      225,000
     2,100                 General Growth Properties                                                                        94,353
     800                   Getty Realty Corp.                                                                               23,024
     5,000                 Health Care Property Investors, Inc.                                                            134,950
     3,500                 Healthcare Realty Trust, Inc.                                                                   140,490
     4,200                 Heritage Property Investment                                                                    147,000
     5,000                 Home Properties, Inc.                                                                           196,250
     4,600                 Hospitality Properties Trust                                                                    197,156
     7,600                 Kimco Realty Corp.                                                                              238,792
     4,000                 Mack-Cali Realty Corp.                                                                          179,760
     3,000                 Mills Corp.                                                                                     165,240
     1,000                 New Plan Excel Realty Trust                                                                      22,950
     2,500                 Parkway Properties, Inc.                                                                        117,300
     6,000                 Pennsylvania Real Estate Investment Trust                                                       253,080
     6,386                 ProLogis                                                                                        282,973
     3,200                 Public Storage, Inc.                                                                            214,400
     1,000                 Reckson Associates Realty Corp.                                                                  34,550
     3,100                 Regency Centers Corp.                                                                           178,095
     2,500                 Shurgard Storage Centers, Inc., Class A                                                         139,675
     3,400                 Simon Property Group, Inc.                                                                      252,008
     2,800                 SL Green Realty Corp.                                                                           190,904
     1,100                 The Macerich Co.                                                                                 71,434
     5,900                 United Dominion Realty Trust, Inc.                                                              139,830
     3,900                 Ventas, Inc.                                                                                    125,580
     2,800                 Vornado Realty Trust                                                                            242,536
     5,000                 Washington Real Estate Investment Trust                                                         155,550
     5,000                 Weingarten Realty Investors                                                                     189,250
                                                                                                                           -------
Total Common Stocks (Cost $4,482,884)                                                                                    7,230,921
                                                                                                                         ---------

U.S. Government Agencies (5.3%): Federal Home Loan Bank (1.2%):
     1,000,000             3.540%, 10/6/05                                                                                 999,702
                                                                                                                           -------
Federal Home Loan Mortgage Corporation  (2.9%):
     500,000               3.650%, 1/23/08                                                                                 492,386
     500,000               4.750%, 10/11/12                                                                                497,149
     500,000               4.500%, 4/2/14                                                                                  486,694
     1,000,000             5.000%, 3/2/15                                                                                  997,391
                                                                                                                           -------
                                                                                                                         2,473,620
                                                                                                                        ----------
Federal National Mortgage Association  (1.2%):
     1,000,000             2.875%, 5/19/08                                                                                 960,763
                                                                                                                           -------
Total U.S. Government Agencies (Cost $4,479,093)                                                                         4,434,085
                                                                                                                         ---------

Cash Equivalent  (1.6%):
     1,343,531             Huntington Money Market Fund, Interfund Shares *                                              1,343,531
                                                                                                                         ---------
Total Cash Equivalent (Cost $1,343,531)                                                                                  1,343,531
                                                                                                                         ---------



Total Investments (Cost $81,247,283) (a)   -   99.6%                                                                    83,128,523
Other Assets in Excess of Liabilities   -   0.4%                                                                           317,837
                                                                                                                           -------

NET ASSETS   -   100.0%                                                                                                $83,446,360
                                                                                                                        ==========
------------
See Notes to Portfolio of Investments.




Huntington Ohio Tax-Free Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


     Principal             Security
     Amount or Shares      Description                                                                                       Value

Municipal Bonds  (98.3%):
Ohio  (98.3%):
     $500,000              Akron, OH, G.O., Series 2, 5.300%, 12/1/11                                                     $524,130
     50,000                Akron, OH, Hospital Improvements Revenue, (FSA Ins), 5.250%,                                     54,231
                           11/15/15
     70,000                Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins),                                       76,177
                           5.250%, 12/1/18
     335,000               Akron, OH, Water Utility Improvements Revenue, (MBIA Ins),                                      363,854
                           5.250%, 12/1/17
     150,000               Allen County, OH, Refunding, G.O., (AMBAC Ins), 5.250%, 12/1/15                                 164,009
     375,000               Avon Lake, OH, Water System Revenue, Series A, (AMBAC Ins),                                     413,025
                           5.500%, 10/1/15
     75,000                Avon Lake, OH, Water Systems Revenue, Series A, (AMBAC Ins),                                     82,948
                           5.600%, 10/1/19
     500,000               Bay Village, OH, City School District, G.O., 5.250%, 12/1/16                                    540,680
     140,000               Bay Village, OH, City School District, G.O., 5.375%, 12/1/18                                    151,934
     500,000               Butler County, OH, G.O., (AMBAC Ins), 5.000%, 12/1/12                                           525,715
     20,000                Butler County, OH, Sales Tax Revenue, (AMBAC Ins), 5.000%,                                       21,043
                           12/15/13
     315,000               Butler County, OH, Transportation Improvement Revenue, Series A,                                331,638
                           5.125%, 4/1/17
     615,000               Canton, OH, City School District, (MBIA Ins), 0.000%, 12/1/13                                   442,050
     420,000               Canton, OH, School District, G.O., (MBIA Ins), 5.350%, 12/1/15                                  460,286
     200,000               Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins),                            217,878
                           5.250%, 12/1/19
     465,000               Cincinnati, OH, Pension Funding Refunding, G.O., 5.750%, 12/1/16                                512,546
     150,000               Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/12                                      159,576
     525,000               Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/15                                      553,213
     150,000               Cincinnati, OH, Water System Revenue, 5.500%, 12/1/12                                           164,540
     560,000               Cincinnati, OH, Water Systems Revenue, 5.000%, 12/1/10                                          602,845
     90,000                Cleveland, OH Waterworks Revenue, 5.250%, 1/1/11                                                 95,151
     110,000               Cleveland, OH Waterworks Revenue, 5.250%, 1/1/11                                                115,829
     550,000               Cleveland, OH Waterworks Revenue, 5.250%, 1/1/13                                                581,477
     640,000               Cleveland, OH Waterworks Revenue, 5.250%, 1/1/13                                                673,913
     650,000               Cleveland, OH Waterworks Revenue, 5.000%, 1/1/16                                                680,244
     600,000               Cleveland, OH Waterworks Revenue, 5.000%, 1/1/16                                                631,116
     55,000                Cleveland, OH Waterworks Revenue, 5.000%, 1/1/17                                                 57,852
     60,000                Cleveland, OH Waterworks Revenue, 5.000%, 1/1/17                                                 62,792
     150,000               Cleveland, OH, G.O., (FGIC Ins), 5.500%, 11/15/13                                               164,564
     85,000                Cleveland, OH, G.O., (MBIA Ins) (Various Purposes), 5.500%, 12/1/13                              94,763
     180,000               Cleveland, OH, Public Power System Refunding Revenue, Series                                    187,850
                           1, (MBIA Ins), 5.250%, 11/15/16
     80,000                Cleveland, OH, School District Refunding, G.O., (FGIC Ins), 5.250%,                              87,414
                            12/1/14
     100,000               Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA                                    109,500
                           Ins), 5.500%, 1/1/13
     100,000               Columbus State Community College, University & College                                          105,920
                           Improvements Revenue, (AMBAC Ins), 5.500%, 12/1/10
     1,100,000             Columbus, OH, Police/Fireman Disability, G.O., 5.000%, 7/15/13                                1,166,781
     160,000               Columbus, OH, Public Improvements, Series 1, G.O.,                                              173,808
                           5.500%, 11/15/09
     60,000                Columbus, OH, Series A, G.O., 5.000%, 6/15/13                                                    65,557
     26,800                Columbus, OH, Special Assessment, 5.700%, 7/15/06                                                27,203
     745,000               Crawford County, OH, Refunding, G.O., (AMBAC Ins), 4.750%, 12/1/19                              775,343
     370,000               Cuyahoga County, OH, Correctional Facilities Improvements, G.O.,                                398,490
                           5.000%, 12/1/17
     100,000               Cuyahoga County, OH, Hospital Refunding Revenue, Series B, (MBIA                                102,628
                           Ins), 5.500%, 1/15/16
     500,000               Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I,                                 527,720
                           5.250%, 1/1/13
     265,000               Cuyahoga County, OH, Port Authority Revenue, (AMBAC Ins),                                       272,158
                           4.000%, 8/1/12
     500,000               Dayton, OH, G.O., (MBIA Ins), 5.000%, 12/1/12                                                   528,065
     435,000               Delaware County, OH, G.O., 5.000%, 12/1/18                                                      462,483
     250,000               Dover, OH, Municipal Electric System Revenue, (FGIC Ins),                                       253,463
                           5.500%, 12/1/07
     50,000                Dublin, OH, City School District Refunding, G.O., (MBIA Ins), 5.000%,                            52,283
                            12/1/19
     205,000               Dublin, OH, Various Purposes, G.O., Series A, 6.000%, 12/1/15                                   230,414
     125,000               East Liverpool, OH, City Hospital Revenue, Series B, (FSA Ins),
                           4.750%, 10/1/13                                                                                 128,845
     500,000               Euclid, OH, G.O., 5.450%, 12/1/08                                                               511,840
     500,000               Euclid, OH, G.O., 5.000%, 12/1/12                                                               527,755
     115,000               Fairfield County, OH, Local School District, G.O., (FSA Ins), 5.000%,                           125,072
                           12/1/12
     205,000               Fairlawn, OH, G.O., 5.750%, 12/1/13                                                             205,933
     500,000               Franklin County, OH, Hospital Facility Authority Refunding                                      519,820
                           Revenue, 5.800%, 11/1/10
     200,000               Franklin County, OH, Refunding, G.O., 5.375%, 12/1/20                                           214,874
     100,000               Girard, OH, Local School District, G.O., (AMBAC Ins), 5.850%, 12/1/19                           110,822
     75,000                Goshen, OH, Local School District, G.O., 5.500%, 12/1/18                                         81,680
     260,000               Hamilton County, OH, Sales Tax Revenue, Series B, (AMBAC Ins),                                  288,075
                           5.750%, 12/1/12
     500,000               Hamilton County, OH, Sales Tax Revenue, Series B, (AMBAC Ins),                                  552,125
                           5.750%, 12/1/17
     150,000               Hancock County, OH, Public Improvements, G.O., 5.450%,                                          157,317
                           12/1/17
     315,000               Hancock County, OH, Refunding & Improvement Revenue, G.O.,                                      319,278
                           5.200%, 12/1/08
     250,000               Hudson City, OH, Recreational Facilities Improvements, G.O.,                                    265,815
                           5.000%, 12/1/14
     50,000                Kent State University, OH, General Receipts, Series A, (AMBAC Ins),                              51,665
                           5.000%, 5/1/18
     500,000               Kent State University, OH, Revenue, (MBIA Ins), 5.300%, 5/1/10                                  521,665
     230,000               Kettering, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/16                          247,351
     285,000               Lakewood, OH, City School District, G.O., (FSA Ins), 5.000%, 12/1/18                            303,835
     50,000                Lakewood, OH, Public Improvements, G.O., 4.750%, 12/1/12                                         52,977
     250,000               Lakota, OH, Local School District, G.O., (FGIC Ins), 5.050%, 12/1/13                            265,175
     100,000               Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins),                         110,382
                           5.375%, 12/1/14
     150,000               London, OH, City School District, G.O., 5.500%, 12/1/14                                         164,994
     300,000               Lorain County, Hospital Revenue, Series B, (MBIA Ins), 5.625%, 9/1/14                           317,889
     500,000               Lorain County, OH, Revenue, Catholic Healthcare Partners, Series                                534,305
                           B, (MBIA Ins), 6.000%, 9/1/08
     100,000               Lorain, OH, Water Authority Revenue, (AMBAC Ins), 5.100%,                                       107,023
                           10/1/09
     500,000               Lucas County, OH, G.O., 5.400%, 12/1/15                                                         511,905
     50,000                Lucas County, OH, G.O., (AMBAC Ins), 5.375%, 12/1/11                                             52,274
     810,000               Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins),                                      868,003
                           5.000%, 11/15/11
     205,000               Lucas County, OH, Juvenile Justice, G.O., (FGIC Ins), 5.750%,                                   214,612
                           11/15/11
     50,000                Mahoning County, OH, Hospital Facilities Revenue, Series A, (MBIA                                52,023
                           Ins), 5.000%, 11/15/17
     500,000               Mahoning County, OH, Sewer Systems, Refunding Revenue,                                          537,560
                           (AMBAC Ins), 5.200%, 12/1/14
     100,000               Mansfield, OH, City School District, G.O., (MBIA Ins) (Various), 5.350%,                        108,865
                           12/1/14
     1,010,000             Marysville, OH, Exempt Village School District, G.O., (MBIA Ins),                             1,101,667
                           5.250%, 12/1/16
     500,000               Mason, OH, City School District, G.O., 5.150%, 12/1/12                                          534,750
     175,000               Medina, OH, City School District, G.O., (FGIC Ins), 4.850%, 12/1/10                             186,216
     70,000                Medina, OH, City School District, G.O., (FGIC Ins), 5.125%, 12/1/19                              75,230
     300,000               Mentor, OH, Public Improvements, G.O., 5.250%, 12/1/10                                          313,044
     250,000               Miami County, OH, G.O., 4.875%, 12/1/10                                                         262,885
     200,000               Middleburg Heights, OH, Hospital Refunding Revenue, Southwest                                   215,258
                           General Health Center, 5.625%, 8/15/15
     50,000                Middleburg Heights, OH, Public Improvements Refunding, G.O.,                                     51,768
                           4.300%, 12/1/10
     50,000                Montgomery County, OH, Cathlolic Health Revenue, 5.500%, 9/1/14                                  54,237
     100,000               Montgomery County, OH, Public Improvements, G.O., 5.500%,                                       109,428
                           12/1/11
     50,000                Montgomery County, OH, Public Improvements, G.O., 5.500%,                                        54,531
                           12/1/13
     100,000               Montgomery County, OH, Solid Waste Revenue, (MBIA Ins), 5.500%,                                 102,184
                           11/1/10
     250,000               Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins),                                    273,348
                           5.375%, 11/15/16
     100,000               Muskingum County, OH, Hospital Facilities Refunding Revenue,                                    104,388
                           Bethesda Hospital Association, (Connie Lee Ins), 5.400%, 12/1/16
     250,000               Muskingum County, OH, Refunding & Improvement Revenue, Bethesda                                 260,860
                           Care System, (Connie Lee Ins), 5.350%, 12/1/07
     110,000               New Albany, OH, Plain Local School District, G.O., (FSA Ins), 4.000%,                           112,750
                           12/1/12
     100,000               North Olmsted, OH, Public Improvements Refunding, G.O.,                                         108,601
                           (FGIC Ins), 5.250%, 12/1/11
     100,000               North Olmsted, OH, Public Improvements Refunding, G.O.,                                         109,477
                           (FGIC Ins), 5.500%, 12/1/12
     100,000               North Olmsted, OH, Public Improvements, G.O., (AMBAC Ins),                                      104,415
                           5.000%, 12/1/16
     400,000               Northeast, OH, Regional Sewer District Refunding Revenue (AMBAC                                 405,144
                           Ins), 5.500%, 11/15/12
     235,000               Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09                                                    242,694
     250,000               Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10                                                    258,245
     300,000               Norwalk, OH, Refunding, G.O., 5.900%, 4/1/15                                                    310,071
     1,000,000             Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC                           1,072,630
                            Ins), 5.000%, 2/15/17
     330,000               Ohio State Building Authority Arts & Sports Projects Revenue, Series A,                         354,981
                           (MBIA Ins), 5.000%, 10/1/10
     1,100,000             Ohio State Building Authority Facilities Revenue, Administration                              1,195,667
                           Building, Series A, 5.250%, 10/1/11
     520,000               Ohio State Building Authority Facilities Revenue, Administration                                559,036
                           Building, Series A, 5.375%, 10/1/14
     170,000               Ohio State Building Authority Refunding Revenue, Series A,                                      183,656
                           5.250%, 6/1/10
     65,000                Ohio State Building Authority Revenue, Series A, (FSA Ins),                                      71,773
                           5.500%, 4/1/15
     70,000                Ohio State Building Authority Sports Facilities Revenue, (FSA Ins),                              74,075
                           5.200%, 10/1/09
     300,000               Ohio State Building Authority Sports Facilities Revenue, (FSA Ins),                             317,988
                           5.375%, 10/1/11
     75,000                Ohio State Building Authority Sports Facilities Revenue, Series A, 5.250%,                       80,349
                            10/1/13
     300,000               Ohio State Building Authority State Facilities Revenue, Administration                          327,486
                           Building, Series A, 5.375%, 10/1/13
     400,000               Ohio State Building Authority State Facilities Revenue, Adult Correctional,                     433,260
                            Series A, 5.500%, 10/1/09
     200,000               Ohio State Building Authority State Facilities Revenue, Adult Correctional,                     219,254
                            Series A, 5.500%, 10/1/13
     135,000               Ohio State Building Authority State Facilities Revenue, Adult Correctional,                     147,996
                            Series A, 5.500%, 10/1/15
     300,000               Ohio State Building Authority State Facilities Revenue, Juvenile                                321,600
                           Correctional, 5.250%, 10/1/10
     545,000               Ohio State Building Authority State Facilities Revenue, Series A, (FSA                          604,050
                           Ins), 5.500%, 10/1/11
     500,000               Ohio State Building Authority State Facilities Revenue, Series A, (FSA                          548,135
                           Ins), 5.500%, 10/1/12
     100,000               Ohio State Building Authority State Facilities Revenue, Series A, (FSA                          109,646
                           Ins), 5.500%, 10/1/15
     60,000                Ohio State Building Authority, Refunding Revenue, Series A, (FGIC                                64,676
                           Ins), 5.000%, 4/1/11
     150,000               Ohio State Building Authority, State Facilities Revenue, Series A, 5.000%,                      160,526
                            4/1/16
     140,000               Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18                                   149,108
     200,000               Ohio State Higher Education Capital Facilities, G.O., Series B, 5.625%,                         219,668
                           5/1/15
     190,000               Ohio State Higher Education Capital Facilities, G.O., Series II-A, 5.500%,                      206,407
                           12/1/09
     100,000               Ohio State Higher Education Facilities Revenue, (AMBAC Ins),                                    105,192
                           5.200%, 12/1/10
     1,000,000             Ohio State Higher Education Facilities Revenue, Case Western                                  1,045,179
                           Reserve University, 5.000%, 10/1/11
     700,000               Ohio State Higher Education, Capital Facilities, G.O., Series A, 5.375%,                        768,900
                           2/1/15
     335,000               Ohio State Higher Education, G.O., Series A, 5.000%, 5/1/09                                     355,080
     300,000               Ohio State Higher Educational Facilities Revenue, Xavier University,                            315,885
                            (MBIA Ins), 5.350%, 5/15/12
     500,000               Ohio State Highway Capital Improvements, Series I, G.O.,                                        513,665
                           4.000%, 5/1/12
     25,000                Ohio State Highway Improvements Revenue, 5.000%, 2/15/17                                         26,355
     400,000               Ohio State Infrastructure Improvement Refunding, G.O., Series                                   424,816
                            R, 5.250%, 8/1/12
     150,000               Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins),                                  160,775
                           5.000%, 12/1/17
     275,000               Ohio State Public Facilities Revenue, Series II-A, 5.200%,                                      294,423
                           6/1/12
     100,000               Ohio State Turnpike Commission Revenue, Series B, (FGIC Ins),                                   106,302
                           5.250%, 2/15/12
     500,000               Ohio State University General Receipts Revenue, Series A, 5.100%,                               541,255
                            12/1/10
     100,000               Ohio State University General Receipts Revenue, Series A, 5.125%,                               108,348
                            12/1/11
     30,000                Ohio State Water Development Authority Refunding Revenue,                                        32,784
                           5.250%, 6/1/11
     100,000               Ohio State Water Development Authority Revenue, (MBIA Ins),                                     104,778
                           5.000%, 12/1/09
     150,000               Ohio State Water Development Authority Revenue, Fresh Water                                     159,102
                           Series, (FSA Ins), 5.250%, 12/1/10
     445,000               Ohio State Water Development Authority Revenue, Public                                          471,415
                           Improvements, (FSA Ins), 5.000%, 6/1/14
     210,000               Ohio State Water Development Authority, Community Assistance,                                   223,858
                           (AMBAC Ins), 5.250%, 12/1/17
     350,000               Ohio State Water Development Authority, Pollution Control Revenue,                              381,538
                           5.000%, 6/1/13
     250,000               Plain, OH, Local School District, G.O., (FGIC Ins), 5.700%, 12/1/14                             278,530
     60,000                Plain, OH, Local School District, G.O., (FGIC Ins), 5.500%, 12/1/18                              65,798
     55,000                Portage County, OH, Hospital Revenue, (MBIA Ins), 5.800%,                                        56,288
                           11/15/15
     100,000               Portage County, OH, Public Improvements, G.O., (MBIA Ins),                                      106,014
                           5.250%, 12/1/17
     100,000               River Valley, OH, Local School District, G.O., (FSA Ins), 5.250%,                               108,233
                           11/1/16
     1,040,000             Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins),                               1,110,969
                           5.000%, 12/1/17
     200,000               Sidney, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/12                             217,266
     500,000               Springboro, OH, Community School District Refunding, G.O., (AMBAC                               517,380
                           Ins), 5.250%, 12/1/16
     1,000,000             Springfield, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/17                      1,068,239
     130,000               Springfield, OH, G.O., (FGIC Ins), 5.500%, 12/1/17                                              141,300
     250,000               Stow, OH, Public Improvements, G.O., (MBIA Ins), 6.150%, 12/1/15                                256,343
     145,000               Strasburg Franklin, OH, Local School District, G.O., (AMBAC Ins), 4.000%,                       147,219
                            12/1/14
     55,000                Strongsville, OH, G.O., 6.700%, 12/1/11                                                          58,282
     325,000               Strongsville, OH, Library Improvements, G.O., (FGIC Ins),                                       345,660
                           5.000%, 12/1/15
     235,000               Swanton, OH, Local School Disctrict, School Improvement, G.O.,  (FGIC                           250,522
                           Ins), 4.900%, 12/1/15
     500,000               Teays Valley, OH, Local School District, School Facilities Construction                         543,255
                            & Improvement, G.O., (FGIC Ins), 5.150%, 12/1/14
     315,000               Toledo, OH, Sewer System Revenue, 5.250%, 11/15/13                                              342,900
     500,000               Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11                                             548,885
     350,000               Trumbull County, OH, Public Improvements Refunding, G.O.,                                       383,614
                           (MBIA Ins), 5.125%, 12/1/13
     655,000               Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC                                717,762
                            Ins), 5.500%, 12/1/17
     100,000               University of Akron, OH, General Receipts Revenue, (AMBAC Ins),                                 104,375
                           5.125%, 1/1/11
     1,000,000             University of Cincinnati, OH, Certificate Participation, (MBIA Ins),                          1,094,490
                           5.000%, 6/1/15
     500,000               University of Cincinnati, OH, Certificate Participation, University                             542,575
                           Center Project, (MBIA Ins), 5.100%, 6/1/11
     100,000               University of Cincinnati, OH, General Receipts Revenue, Series W,                               102,664
                            5.650%, 6/1/11
     50,000                Warren County, OH, Waterworks Refunding Revenue, (FSA Ins),                                      54,118
                           5.000%, 12/1/15
     500,000               Westlake, OH, Refunding & Improvement, G.O., 5.350%,                                            536,990
                           12/1/10
     165,000               Whitehall, OH, Public Improvements, G.O., (AMBAC Ins),                                          172,748
                           4.950%, 12/1/10
     100,000               Worthington, OH, City School District Refunding, G.O., (FGIC Ins),                              106,231
                           5.000%, 12/1/09V                                                                             ----------

Total Municipal Bonds (Cost $52,312,133)                                                                                52,970,311
                                                                                                                        ----------

Cash Equivalent  (0.3%):
     158,148               Fidelity Institutional Tax-Exempt Fund                                                          158,148
                                                                                                                           -------
Total Cash Equivalent (Cost $158,148)                                                                                      158,148
                                                                                                                           -------



Total Investments (Cost $52,470,281) (a)   -   98.6%                                                                    53,128,459
Other Assets in Excess of Liabilities   -   1.4%                                                                           727,790
                                                                                                                           -------

NET ASSETS   -   100.0%                                                                                                $53,856,249
                                                                                                                        ==========
------------
See Notes to Portfolio of Investments.




Huntington Short/Intermediate Fixed Income Securities
Fund
Portfolio of Investments                                                                                        September 30, 2005
(Unaudited)


     Principal             Security
     Amount or Shares      Description                                                                                       Value

Corporate Bonds  (66.1%):
Banks  (4.0%):
     $2,363,637            Marshall & Ilsley Bank, 2.900%, 8/18/09                                                      $2,272,779
     3,000,000             National City Bank, 4.250%, 1/29/10                                                           2,945,733
                                                                                                                         ---------
                                                                                                                         5,218,512
                                                                                                                        ----------
Consumer Discretionary  (5.0%):
     1,495,000             Harman International Industries, Inc., 7.125%, 2/15/07                                        1,532,036
     1,000,000             Knight-Ridder, Inc., 6.300%, 12/15/05                                                         1,002,634
     2,000,000             Metropolitan Life Global Funding, 4.250%, 7/30/09 (c)                                         1,970,138
     1,000,000             Prudential Financial Co., 6.375%, 7/23/06 (c)                                                 1,013,808
     1,000,000             Viacom, Inc., 5.625%, 5/1/07                                                                  1,012,517
                                                                                                                         ---------
                                                                                                                         6,531,133
                                                                                                                        ----------
Consumer Products  (5.0%):
     2,000,000             Costco Wholesale Corp., 5.500%, 3/15/07                                                       2,024,200
     3,000,000             Earthgrains Co., 6.500%, 4/15/09                                                              3,135,480
     1,500,000             Fortune Brands, Inc., 2.875%, 12/1/06                                                         1,468,536
                                                                                                                         ---------
                                                                                                                         6,628,216
                                                                                                                        ----------
Electrical Services  (4.5%):
     2,000,000             Alabama Power Co., 3.125%, 5/1/08                                                             1,927,796
     1,000,000             Baltimore Gas & Electric, 5.250%, 12/15/06                                                    1,008,153
     3,000,000             Virginia Electric & Power, 5.750%, 3/31/06                                                    3,018,435
                                                                                                                         ---------
                                                                                                                         5,954,384
                                                                                                                        ----------
Energy  (6.8%):
     2,000,000             Anadarko Petroleum Corp., 3.250%, 5/1/08                                                      1,931,990
     2,000,000             Burlington Resources, Inc., 5.600%, 12/1/06                                                   2,022,822
     3,000,000             Chevron Phillips Chemical Co., 5.375%, 6/15/07                                                3,025,098
     2,000,000             Marathon Oil Corp., 5.375%, 6/1/07                                                            2,021,756
                                                                                                                         ---------
                                                                                                                         9,001,666
                                                                                                                        ----------
Financial Services  (15.7%):
     3,000,000             AIG International Lease Finance Corp., 4.500%, 5/1/08                                         2,973,014
     2,000,000             Bear Stearns Co., 3.000%, 3/30/06                                                             1,987,544
     2,000,000             Caterpillar Financial Services Corp., 3.670%, 10/4/07                                         1,955,058
     3,000,000             Countrywide Home Loan, 3.250%, 5/21/08                                                        2,887,749
     1,000,000             Ford Motor Credit Co., 6.500%, 1/25/07                                                        1,001,163
     2,000,000             Ford Motor Credit Co., 4.950%, 1/15/08                                                        1,903,274
     3,000,000             General Electric Capital Corp., 3.750%, 12/15/09                                              2,897,154
     3,000,000             HSBC Finance Corp., 4.800%, 6/15/10                                                           2,943,018
     2,000,000             MBIA Global Funding LLC, 2.875%, 11/30/06                                                     1,949,326
                                                                                                                         ---------
                                                                                                                        20,497,300
                                                                                                                        ----------
Financials  (2.3%):
     3,000,000             KeyCorp., 4.700%, 5/21/09                                                                     2,995,611
                                                                                                                         ---------
Industrials  (4.6%):
     3,000,000             Rockwell International Corp., 6.150%, 1/15/08                                                 3,080,655
     3,000,000             Union Pacific Corp., 3.875%, 2/15/09                                                          2,915,502
                                                                                                                         ---------
                                                                                                                         5,996,157
                                                                                                                        ----------
Materials  (1.5%):
     2,000,000             Monsanto Co., 4.000%, 5/15/08                                                                 1,965,158
                                                                                                                         ---------
Real Estate Investment Trusts  (3.0%):
     2,000,000             Amb Property L.P., 7.200%, 12/15/05                                                           2,010,840
     2,000,000             Camden Property Trust, 4.375%, 1/15/10                                                        1,944,996
                                                                                                                         ---------
                                                                                                                         3,955,836
                                                                                                                        ----------
Residential Building Construction  (2.3%):
     3,000,000             Centex Corp., 4.750%, 1/15/08                                                                 2,981,013
                                                                                                                         ---------
Retail  (5.4%):
     3,000,000             CVS Corp., 3.875%, 11/1/07                                                                    2,952,846
     1,000,000             Nordstrom, Inc., 5.625%, 1/15/09                                                              1,022,932
     3,000,000             Tandy Corp., 6.950%, 9/1/07                                                                   3,105,438
                                                                                                                         ---------
                                                                                                                         7,081,216
                                                                                                                        ----------
Security Brokers & Dealers  (1.5%):
     2,000,000             Merrill Lynch & Co., 4.250%, 2/8/10                                                           1,955,202
                                                                                                                         ---------
Telephone Communication  (3.8%):
     1,000,000             Bell Atlantic Financial, 7.600%, 3/15/07                                                      1,039,860
     3,000,000             Bellsouth Corp., 4.200%, 9/15/09                                                              2,941,842
     1,000,000             GTE North, Inc., 5.650%, 11/15/08                                                             1,016,037
                                                                                                                         ---------
                                                                                                                         4,997,739
                                                                                                                        ----------
Tools & Accessories  (0.7%):
     1,000,000             Stanley Works, 3.500%, 11/1/07                                                                  977,538
                                                                                                                           -------
Total Corporate Bonds (Cost $88,633,788)                                                                                86,736,681
                                                                                                                        ----------

U.S. Government Agencies (32.9%): Federal Home Loan Bank (11.6%):
     1,000,000             3.640%, 10/6/05                                                                                 999,700
     1,000,000             2.000%, 12/9/05                                                                                 996,405
     2,000,000             2.950%, 9/14/06                                                                               1,974,090
     3,000,000             3.600%, 2/23/07                                                                               2,967,621
     3,000,000             3.850%, 1/30/08                                                                               2,962,032
     2,000,000             3.375%, 2/15/08                                                                               1,952,568
     1,000,000             3.500%, 12/26/08                                                                                970,691
     2,500,000             3.875%, 8/14/09                                                                               2,447,423
                                                                                                                         ---------
                                                                                                                        15,270,530
                                                                                                                        ----------
Federal Home Loan Mortgage Corporation  (14.6%):
     2,000,000             2.200%, 12/30/05                                                                              1,991,418
     1,000,000             5.250%, 1/15/06                                                                               1,003,289
     2,000,000             3.050%, 1/19/07                                                                               1,967,192
     1,000,000             4.260%, 7/19/07                                                                                 997,497
     1,000,000             3.300%, 9/14/07                                                                                 980,897
     1,000,000             3.500%, 3/24/08                                                                                 979,386
     1,500,000             3.500%, 4/28/08                                                                               1,467,699
     2,000,000             3.650%, 5/7/08                                                                                1,962,912
     3,000,000             3.600%, 5/22/08                                                                               2,940,762
     1,000,000             3.875%, 1/12/09                                                                                 978,912
     2,000,000             4.250%, 2/24/10                                                                               1,968,984
     2,000,000             4.875%, 8/24/10                                                                               1,997,954
                                                                                                                         ---------
                                                                                                                        19,236,902
                                                                                                                        ----------
Federal National Mortgage Association  (6.7%):
     2,000,000             2.650%, 2/23/07                                                                               1,953,106
     2,000,000             3.050%, 4/20/07                                                                               1,960,272
     2,000,000             3.750%, 9/15/08                                                                               1,959,084
     2,000,000             3.625%, 3/16/09                                                                               1,942,918
     1,000,000             3.850%, 4/14/09                                                                                 978,006
                                                                                                                           -------
                                                                                                                         8,793,386
Total U.S. Government Agencies (Cost $44,004,003)                                                                       43,300,818
                                                                                                                        ----------

Cash Equivalent  (0.4%):
     570,237               Huntington Money Market Fund, Interfund Shares *                                                570,237
                                                                                                                           -------
Total Cash Equivalent (Cost $570,237)                                                                                      570,237
                                                                                                                           -------



Total Investments (Cost $133,208,028) (a)   -   99.4%                                                                  130,607,736
Other Assets in Excess of Liabilities   -   0.6%                                                                           811,278
                                                                                                                           -------

NET ASSETS   -   100.0%                                                                                               $131,419,014
                                                                                                                       ===========
------------
See Notes to Portfolio of Investments.

NOTES  TO
PORTFOLIO OF INVESTMENTS (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                         Unrealized        Unrealized     Net Unrealized
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
(a)  Fund                                            Tax Cost of         Unrealized       Depreciation     Appreciation
                                                     Securities         Appreciation                    (Depreciation)***
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Florida Tax-Free Money Fund          $23,863,577             $-                $-               $-
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Money Market Fund                    733,846,498              -                -                -
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Ohio Municipal Money Market Fund     176,238,395              -                -                -
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington U.S. Treasury Money Market Fund      646,801,395              -                -                -
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Dividend Capture Fund                122,920,506          5,762,101       (2,720,689)       3,041,412
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Growth Fund                          150,817,911         122,359,471      (5,196,589)      117,162,883
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Income Equity Fund                   170,910,090         59,019,817       (4,502,431)       54,517,386
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington International Equity Fund            135,426,402         40,686,201        (920,429)        39,765,772
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Macro 100 Fund                       25,688,667           2,114,125        (576,956)        1,537,169
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Mid Corp America Fund                106,474,472         61,305,156       (1,415,444)       59,889,712
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington New Economy Fund                     60,954,115          24,906,558       (1,123,572)       23,782,985
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Rotating Markets Fund                23,913,572           6,034,754            -            6,034,754
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Situs Small Cap Fund                 60,035,436          28,098,513       (1,012,345)       27,086,168
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Fixed Income Fund                    167,694,690          3,806,079       (1,847,455)       1,958,625
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Intermediate Government Income       110,153,003           638,067        (1,199,601)       (561,533)
     Fund
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Michigan Tax-Free Fund               31,199,511            437,638         (169,792)         267,846
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Mortgage Securities Fund             81,259,288           2,841,755        (972,520)        1,869,235
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Ohio Tax-Free Fund                   52,470,281            881,748         (223,570)         658,178
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Huntington Short/Intermediate Fixed Income      133,208,028           16,062         (2,616,355)      (2,600,292)
     Securities Fund
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
*** The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of loses on wash sales.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
(b)  Non-income producing security
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
(c) Rule 144 A, Section 4(2) or other security, which is restricted to institutional investors.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
(d) All or part of the security was on loan as of September 30,
2005.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *  Affiliated
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
**  Variable Rate Demand Notes-rates disclosed in effect at
September 30, 2005.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------

ADR - American Depositary Receipt
--------------------------------------------------------------------
--------------------------------------------------------------------
AMBAC - American Municipal Bond Assurance Corporation
--------------------------------------------------------------------
--------------------------------------------------------------------
AMEX - American Stock Exchange
--------------------------------------------------------------------
--------------------------------------------------------------------
BAN - Bank Anticipation Notes
--------------------------------------------------------------------
--------------------------------------------------------------------
EAFE - Europe Australasia Far East
--------------------------------------------------------------------
--------------------------------------------------------------------
EMU - European Monetary Union
--------------------------------------------------------------------
--------------------------------------------------------------------
FGIC - Financial Guaranty Insurance Corporation
--------------------------------------------------------------------
--------------------------------------------------------------------
FSA - Financial Security Assurance
--------------------------------------------------------------------
--------------------------------------------------------------------
GO - General Obligation
--------------------------------------------------------------------
--------------------------------------------------------------------
LOC - Line of Credit
--------------------------------------------------------------------
--------------------------------------------------------------------
MBIA - Municipal Bond Insurance Association
--------------------------------------------------------------------
--------------------------------------------------------------------
MSCI - Morgan Stanley Capital International
--------------------------------------------------------------------
--------------------------------------------------------------------
REMIC - Real Estate Mortgage Investment Conduit
--------------------------------------------------------------------
--------------------------------------------------------------------
S&P - Standard & Poor's
--------------------------------------------------------------------
--------------------------------------------------------------------
SPDR - Standard & Poor's Depository Receipt
--------------------------------------------------------------------




This  report  contains  the  Portfolio  of  Investments  of  the  funds  listed  below
(individually referred to as a "Fund," or collectively as the "Funds"):

                                 Funds                                Investment Share
                                                                       Classes Offered
    Huntington Florida Tax-Free Money Fund ("Florida Tax-Free        Trust & A
    Money")
    Huntington Money Market Fund ("Money Market")                    Trust, A, B &
                                                                     Interfund
    Huntington Ohio Municipal Money Market Fund ("Ohio Municipal     Trust & A
    Money Market")
    Huntington U.S. Treasury Money Market Fund ("U.S. Treasury       Trust & A
    Money Market")
    Huntington Dividend Capture Fund ("Dividend Capture")            Trust, A & B
    Huntington Growth Fund ("Growth")                                Trust, A & B
    Huntington Income Equity Fund ("Income Equity")                  Trust, A & B
    Huntington International Equity Fund ("International Equity")    Trust, A & B
    Huntington Macro 100 Fund ("Macro 100")                          Trust, A & B
    Huntington Mid Corp America Fund ("Mid Corp America")            Trust, A & B
    Huntington New Economy Fund ("New Economy")                      Trust, A & B
    Huntington Rotating Markets Fund ("Rotating Markets")            Trust & A
    Huntington Situs Small Cap Fund ("Situs Small Cap")              Trust, A & B
    Huntington Fixed Income Securities Fund ("Fixed Income")         Trust, A & B
    Huntington Intermediate Government Income Fund ("Intermediate    Trust, A & B
    Government Income")
    Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")          Trust, A & B
    Huntington Mortgage Securities Fund ("Mortgage Securities")      Trust, A & B
    Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")                  Trust, A & B
    Huntington Short/Intermediate Fixed Income Securities Fund       Trust & A
    ("Short/Intermediate Fixed Income")

Each class of shares has exclusive voting rights with respect to matters that affect just that class.


A.    Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Huntington Funds (the "Trust") calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign securities are valued at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, to make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor") determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some  cases,  events  affecting  the issuer of a  portfolio  security  may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.


B.    Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.    Foreign Exchange Contracts

International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2005 International Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

E.    Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.    Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.


-----------------------------------------------------------------------------------------------------------------------
The following is a summary of Dividend Capture's written option activity for the quarter ended September 30, 2005:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Contracts                                                         Number of          Premium
                                                                 Contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Outstanding at 06/30/2005                                            250            $ 19,599
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Options written                                                      350              69,452
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Options expired                                                      -                   -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Options closed                                                      (10)               (490)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Options exercised                                                  (125)             (9,187)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Outstanding at 09/30/2005                                           465             $ 79,374
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


At September 30, 2005, Dividend Capture had the following
outstanding options:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Contracts                                           Type     Expiration      Exercise   Number      Fair          Unrealized
                                                                Date          Price     of           Value       Appreciation
                                                                                        Contracts               (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                 Call    December           65         150
                                                            2005                                    48,000         (24,596)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                      Call    November           70         150
                                                            2005                                     48,000         (1,952)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Equity Office Propeties Trust                       Call    October 2005       35          90
                                                                                                        900          3,510
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Trust                                  Call    October 2005       30          75
                                                                                                     10,125         (4,613)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                                           $ (27,651)
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------

The following is a summary of Income Equity's written option activity for the quarter ended September 30, 2005:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Contracts                                                          Number of           Premium
                                                                   Contracts
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Outstanding at 06/30/2005                                            16,169         $ 3,167,910
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Options written                                                      23,308           3,870,607
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Options expired                                                     (1,470)           (104,449)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Options closed                                                     (12,309)         (2,090,309)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Options exercised                                                      (26)             (9,942)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Outstanding at 09/30/2005                                            25,672         $ 4,833,817
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, Income Equity had the following
outstanding options:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Contracts                                      Type     Expiration      Exercise    Number      Fair Value         Unrealized
                                                          Date           Price      of                            Appreciation
                                                                                    Contracts                    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                   Call     October 2005       65         1200
                                                                                                   132,000          (31,204)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                Call     November 2005     47.5        476
                                                                                                     4,760           19,753
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                            Call     December 2005      50         1148
                                                                                                 1,687,560         (864,479)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                Call     December 2005      45         848
                                                                                                   118,720          (37,074)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                 Call     November 2005      50         1178
                                                                                                 2,344,220        (1,169,804)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison, Inc.                      Call     January 2006       50         930
                                                                                                    93,000          (23,485)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                              Call     January 2006       30         1660
                                                                                                   107,900           23,234
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office Propeties Trust                  Call     January 2006       35         760
                                                                                                    34,200           41,037
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust            Call     January 2006       40         558
                                                                                                    27,900           (559)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                   Call     January 2006       50         325
                                                                                                   152,750          (85,478)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                               Call     November 2005      45         502
                                                                                                     5,020           33,291
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                           Call     December 2005      90         550
                                                                                                    16,500          143,208
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                           Call     December 2005      35         1400
                                                                                                    63,000           21,122
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                              Call     November 2005      45         1450
                                                                                                    43,500          101,314
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                    Call     October 2005      27.5        965
                                                                                                     4,825           86,846
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                         Call     January 2006       55         1302
                                                                                                   104,160          (12,763)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                Call     October 2005      27.5        830
                                                                                                     4,150           28,219
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B              Call     January 2006       70         440
                                                                                                    39,600           5,758
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                   Call     January 2006       70         640
                                                                                                    89,600           74,681
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                     Call     November 2005      85         470
                                                                                                   197,400          (10,818)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                     Call     January 2006       70         470
                                                                                                   770,800         (245,832)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                           Call     November 2005      65         490
                                                                                                     4,900           49,978
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                          Call     October 2005       45         703
                                                                                                    10,545           41,475
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                      Call     December 2005      40         663
                                                                                                     6,630           22,541
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                      Call     December 2005      35         940
                                                                                                   220,900         (106,000)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                   Call     November 2005     27.5        1100
                                                                                                     5,500           86,896
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Thompson Corp.                                 Call     January 2006       40         1084
                                                                                                    37,940           17,504
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
V.F. Corp.                                     Call     November 2005      60         459
                                                                                                    45,900           51,404
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                 Call     October 2005       50         594
                                                                                                     2,970          105,133
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                        Call     October 2005       45         749
                                                                                                     3,745           32,954
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                          Call     January 2006       50         788
                                                                                                    47,280           7,090
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                                          $(1,594,058)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

The following is a summary of Situs Small Cap's written option activity for the quarter ended September 30, 2005:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Contracts                                                         Number of          Premium
                                                                 Contracts
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding at 06/30/2005                                               -             $  -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options written                                                        740             230,099
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options expired                                                         -                -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options closed                                                        (300)           (109,225)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options exercised                                                       -                -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding at 09/30/2005                                              440           $ 120,874
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, Situs Small Cap had the following
outstanding options:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Contracts                                                  Type    Expiration      Exercise    Number     Fair Value    Unrealized
                                                                     Date           Price      of                      Appreciation
                                                                                              Contracts               (Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Florida Rock Industries                                    Put     December 2005      55         120          8,400      33,638
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Florida Rock Industries                                    Call    December 2005      55         120        124,800     (76,063)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                  Call    December 2005      50         200         94,000     (63,901)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                                               $(106,326)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

The following is a summary of Mortgage Securities' written option activity for the quarter ended September 30, 2005:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Contracts                                                         Number of             Premium
                                                                 Contracts
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding at 06/30/2005
                                                                        214             $ 21,737
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options written
                                                                          -             -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options expired
                                                                          -             -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options closed
                                                                          -             -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options exercised
                                                                          -             -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding at 9/30/2005
                                                                        214             $ 21,737
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, Mortgage Securities' had the following outstanding options:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Contracts                                               Type    Expiration      Exercise    Number     Fair           Unrealized
                                                                  Date           Price      of          Value        Appreciation
                                                                                            Contracts               (Depreciation
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                 Call    January 2006       70         34
                                                                                                         3,740          4,487
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                                       Call    December 2005      35         50
                                                                                                           500          1,700
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc.                    Call    January 2006       30         50
                                                                                                           750           950
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Home Properties, Inc.                                   Call    January 2006       45         50
                                                                                                           250          3,450
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                   Call    January 2006       60         30
                                                                                                         5,250           660
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                                                $11,247
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------




G.  Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (33 1/3% for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, 5% for Michigan Tax-Free, and 20% for the remaining Funds) on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap and at least equal to 102% of the value of securities on loan for the remaining Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain a portion of the interest received on investment of collateral. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore are not considered to be illiquid investments. For the quarter ended September 30, 2005, Boston Global Advisers ("BGA") served as sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington
National Bank, ("Huntington"), as custodian of each of the Funds except International Equity, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of September 30, 2005, the following Funds had securities with the following market values on loan:

-----------------------------------------------------------------------
                Fund                  Market Value   Market Value of
                                       of Loaned       Collateral*
                                       Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Dividend Capture                      $ 1,922,329      $ 1,970,194
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Income Equity                          2,818,039        2,885,304
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Mid Corp America                       3,632,427        3,711,215
-----------------------------------------------------------------------
-----------------------------------------------------------------------
New Economy                             337,652          345,238
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Situs Small Cap                        2,799,492        2,863,738
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
* Includes securities and cash
collateral
-----------------------------------------------------------------------






H. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's Pricing Committee.

I.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

Item 2. Controls and Procedures.
(a)   The   registrant's    principal    executive   officer   and   principal
financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are
effective  in  design  and   operation   and  are   sufficient   to  form  the
basis  of  the   certifications   required   by  Rule  30a-2  under  the  Act,

















based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds



By (Signature and Title)/s/Charles L. Davis, Jr.
                        Charles  L.  Davis,   Jr.,  Chief   Executive   Officer
                        and Principal Executive Officer


Date  November 28, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)/s/Charles L. Davis, Jr.
                        Charles  L.  Davis,   Jr.,  Chief   Executive   Officer
                        and Principal Executive Officer


Date  November 28, 2005



By (Signature and Title)/s/Christopher E. Sabato
                        Christopher E. Sabato, Treasurer and Principal Financial Officer


Date  November 28, 2005